UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1: Reports to Shareholders.

The Report to Shareholders is attached herewith.

Highland Funds II

Highland Alpha Trend Strategies Fund

Highland Alternative Income Fund

Highland Trend Following Fund

Highland Global Allocation Fund

Highland Dividend Equity Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Global Select Equity Fund

Highland International Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2013

Highland Funds II

Highland Alpha Trend Strategies Fund (Formerly Pyxis Alpha Trend Strategies Fund)

Highland Alternative Income Fund (Formerly Pyxis Alternative Income Fund)

Highland Trend Following Fund (Formerly Pyxis Trend Following Fund)

Highland Global Allocation Fund (Formerly Pyxis Core America Equity Fund)

Highland Dividend Equity Fund (Formerly Pyxis Dividend Equity Fund)

Highland Premier Growth Equity Fund (Formerly Pyxis Premier Growth Equity Fund)

Highland Small-Cap Equity Fund (Formerly Pyxis Small-Cap Equity Fund)

Highland Global Select Equity Fund (Formerly Pyxis Global Equity Fund)

Highland International Equity Fund (Formerly Pyxis International Equity Fund)

Highland Total Return Fund (Formerly Pyxis Total Return Fund)

Highland Tax-Exempt Fund (Formerly Pyxis Tax-Exempt Fund)

Highland Fixed Income Fund (Formerly Pyxis Fixed Income Fund)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Alpha Trend Strategies Fund

Objective

Highland Alpha Trend Strategies Fund seeks to provide above average total return over a complete market cycle primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of March 31, 2013

$3.8 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Alpha Trend Strategies Fund at the end of the reporting period. Highland Alpha Trend Strategies Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Diversified Financials	79.0
Other Investments and Assets & Liabilities	21.0

Top Holdings as of 03/31/2013 (%)*
Powershares QQQ Trust Series 1, ETF	27.5
iShares MSCI Canada Index Fund, ETF	26.5
SPDR S&P 500 ETF Trust	25.0

*	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Alternative Income Fund

Objective

Highland Alternative Income Fund seeks to provide above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

Net Assets as of March 31, 2013

$9.6 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Alternative Income Fund at the end of the reporting period. Highland Alternative Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Diversified Financials	111.3
Other Investments and Assets & Liabilities	(11.3)

Top Holdings as of 03/31/2013 (%)*
SPDR Barclays High Yield Bond, ETF	38.5
Vanguard High Yield Corporate Fund, ETF	32.4
iShares iBoxx $ High Yield Corporate Bond Fund, ETF	29.5
SPDR Barclays Short-Term High Yield Bond, ETF	5.5
PIMCO 0-5 Year High Yield Corporate Bond Index Fund, ETF	5.4

*	Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Trend Following Fund

Objective

Highland Trend Following Fund seeks to provide long-term capital appreciation consistent with capital preservation.

Net Assets as of March 31, 2013

$2.7 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Trend Following Fund at the end of the reporting period. Highland Trend Following Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Materials	16.3
Diversified Financials	9.6
Other Investments and Assets & Liabilities	74.1

Top Holdings as of 03/31/2013 (%)*
Market Vectors Steel Index Fund, ETF	9.7
ProShares UltraShort QQQ, ETF	9.6
ETRACS CMCI Long Platinum Total Return, ETF	6.6

*	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income.

Net Assets as of March 31, 2013

$190.2 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Energy	12.2
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Technology Hardware & Equipment	7.8
Diversified Financials	7.7
Food, Beverage & Tobacco	7.2
Capital Goods	7.1
Software & Services	7.1
Media	6.5
Healthcare Equipment & Services	5.4
Insurance	4.5
Other Investments and Assets & Liabilities	24.7

Top 10 Holdings as of 03/31/2013 (%)*
Johnson & Johnson	3.1
Wells Fargo & Co.	2.7
Microsoft Corp.	2.7
Pfizer, Inc.	2.6
PepsiCo, Inc.	2.5
Chevron Corp.	2.4
Cisco Systems, Inc.	2.4
QUALCOMM, Inc.	2.2
Apple, Inc.	2.1
Time Warner, Inc.	2.1

*	Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

4	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Dividend Equity Fund

Objective

Highland Dividend Equity Fund seeks to provide above average dividend yields with the potential for long-term capital appreciation.

Net Assets as of March 31, 2013

$12.9 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Dividend Equity Fund at the end of the reporting period. Highland Dividend Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Food, Beverage & Tobacco	14.0
Pharmaceuticals, Biotechnology & Life Sciences	8.3
Materials	7.8
Banks	7.4
Utilities	6.7
Energy	6.5
Telecommunication Services	6.2
Capital Goods	5.3
Retailing	3.2
Consumer Services	3.1
Other Investments and Assets & Liabilities	31.5

Top 10 Holdings as of 03/31/2013 (%)*
Kellogg Co.	3.8
Johnson & Johnson	3.7
AT&T, Inc.	3.7
Chevron Corp.	3.5
Packaging Corp. of America	3.2
Home Depot, Inc. (The)	3.2
McDonald’s Corp.	3.1
Royal Dutch Shell PLC, ADR	2.9
Diageo PLC, ADR	2.8
Hubbell, Inc., Class B	2.8

*	Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	5

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2013

$164.3 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Software & Services	20.6
Technology Hardware & Equipment	11.8
Healthcare Equipment & Services	9.5
Media	8.8
Diversified Financials	8.7
Retailing	7.0
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Energy	5.2
Capital Goods	3.8
Food, Beverage & Tobacco	3.4
Other Investments and Assets & Liabilities	15.4

Top 10 Holdings as of 03/31/2013 (%)*
QUALCOMM, Inc.	4.6
Apple, Inc.	4.3
Covidien PLC	4.1
Gilead Sciences, Inc.	4.0
Express Scripts Holding Co.	4.0
eBay, Inc.	3.9
Dover Corp.	3.8
Schlumberger, Ltd.	3.8
Visa, Inc.	3.8
Liberty Global, Inc.	3.6

*	Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

6	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2013

$39.6 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Software & Services	10.8
Healthcare Equipment & Services	10.1
Capital Goods	9.6
Real Estate	7.3
Banks	6.8
Materials	6.4
Retailing	6.4
Energy	5.3
Transportation	5.1
Semiconductors & Semiconductor Equipment	4.6
Other Investments and Assets & Liabilities	27.6

Top 10 Holdings as of 03/31/2013 (%)*
Genesee & Wyoming, Inc., Class A	2.9
LKQ Corp.	2.8
Omega Healthcare Investors, Inc., REIT	2.4
Packaging Corp. of America	2.4
Raymond James Financial, Inc.	2.3
MEDNAX, Inc.	2.3
Old Dominion Freight Line, Inc.	2.2
Applied Industrial Technologies, Inc.	2.2
BioMed Realty Trust, Inc., REIT	2.0
Jarden Corp.	2.0

*	Industries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	7

FUND PROFILE (unaudited)

Highland Global Select Equity Fund

Objective

Highland Global Select Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2013

$24.7 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Global Select Equity Fund at the end of the reporting period. Highland Global Select Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Country Classifications as of 03/31/2013 (%)*
United States	48.8
United Kingdom	12.4
Sweden	5.0
Hong Kong	4.7
Switzerland	4.5
Italy	4.1
Japan	4.1
Germany	3.3
South Korea	2.7
Philippines	2.4
Other Investments and Assets & Liabilities	8.0

Top 10 Holdings as of 03/31/2013 (%)*
Johnson & Johnson	5.1
AIA Group, Ltd.	4.7
Nestle SA	4.5
Standard Chartered PLC	4.4
Luxottica Group SpA	4.1
Diageo PLC	3.8
QUALCOMM, Inc.	3.7
Honeywell International, Inc.	3.6
Google, Inc., Class A	3.5
Adidas AG	3.3

*	Countries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

8	Semi-Annual Report

FUND PROFILE (unaudited)

Highland International Equity Fund

Objective

Highland International Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2013

$12.4 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland International Equity Fund at the end of the reporting period. Highland International Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Country Classifications as of 03/31/2013 (%)*
United Kingdom	22.5
Japan	20.7
Germany	11.7
France	8.9
Switzerland	8.8
Sweden	5.2
Netherlands	2.4
Hong Kong	2.4
Italy	2.3
Australia	2.3
Other Investments and Assets & Liabilities	12.8

Top 10 Holdings as of 03/31/2013 (%)*
Toyota Motor Corp.	3.1
Nestle SA	2.6
HSBC Holdings PLC	2.5
Linde AG	2.4
AIA Group, Ltd.	2.4
Diageo PLC	2.3
SAP AG	2.2
Bridgestone Corp.	2.0
Safran SA	2.0
Roche Holding AG	1.9

*	Countries and holdings are calculated as a percentage of total net assets. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	9

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2013

$79.7 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2013 (%)*
AAA	2.0
AA	57.7
A	11.5
BBB	13.6
BB	7.0
B	2.9
D	0.0
Not Rated	5.3

Sector Classifications as of 03/31/2013 (%)*
Common Stocks	56.4
Agency Mortgage-Backed Securities	8.4
Corporate Bonds & Notes	7.4
U.S. Treasuries	7.1
Foreign Corporate Bonds & Notes	3.3
Non-Agency Collateralized Mortgage-Backed Securities	1.6
Sovereign Bonds	0.5
Agency Collateralized Mortgage Obligations	0.4
Non-Agency Collateralized Mortgage Obligations	0.2
Preferred Stocks	0.2
U.S. Government Agencies	0.2
Municipal Bonds & Notes	0.2
Asset-Backed Securities	0.1
Other Investments and Assets & Liabilities	14.0

Top 10 Holdings as of 03/31/2013 (%)*
Vanguard FTSE Emerging Markets, ETF	3.7
U.S. Treasury Notes 0.88%, 02/28/17	2.0
U.S. Treasury Notes 0.63%, 09/30/17	1.5
QUALCOMM, Inc.	1.2
Federal National Mortgage Assoc. 3.00%, TBA	1.3
Apple, Inc.	1.2
U.S. Treasury Bonds 3.00%, 05/15/42	1.2
PepsiCo, Inc.	1.2
Microsoft Corp.	1.0
Covidien PLC	1.0

*	Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

10	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

Objective

Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with preservation of capital.

Net Assets as of March 31, 2013

$35.4 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2013 (%)*
AAA	22.1
AA	45.2
A	19.9
BBB	5.0
Not Rated	7.8

Sector Classifications as of 03/31/2013 (%)*
Municipal Bonds & Notes	96.1
Other Investments and Assets & Liabilities	3.9

Top 10 Holdings as of 03/31/2013 (%)*
Missouri Highway & Transportation Commission 5.00%, 05/01/21	5.2
Los Angeles, CA Harbor Department 5.00%, 08/01/26	3.9
State of Hawaii Airports System 5.25%, 07/01/24	3.8
California State Department of Water Resources 5.00%, 12/01/21	3.6
Town of Fairfield, CT 5.00%, 01/01/21	3.5
New York State Urban Development Corp. 5.50%, 01/01/19	3.5
Municipal Electric Authority of Georgia 5.25%, 01/01/19	3.4
Georgetown County School District, SC 5.00%, 03/01/18	3.4
County of Montgomery, MD 5.00%, 07/01/21	2.7
State of Texas 5.00%, 04/01/28	2.4

*	Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

Semi-Annual Report	11

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2013

$186.8 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2013 (%)*
AAA	2.3
AA	58.3
A	12.0
BBB	14.7
BB	5.4
B	3.1
D	0.0	†
Not Rated	4.2

Sector Classifications as of 03/31/2013 (%)*
Agency Mortgage-Backed Securities	28.5
Corporate Bonds & Notes	24.3
U.S. Treasuries	20.9
Foreign Corporate Bonds & Notes	10.8
Non-Agency Collateralized Mortgage-Backed Securities	4.6
U.S. Government Agencies	3.5
Sovereign Bonds	2.4
Agency Collateralized Mortgage Obligations	1.5
Asset-Backed Securities	1.3
Non-Agency Collateralized Mortgage Obligations	0.6
Municipal Bonds & Notes	0.4
Other Investments and Assets & Liabilities	1.2

Top 10 Holdings as of 03/31/2013 (%)*
U.S. Treasury Notes 0.88%, 02/28/17	6.8
U.S. Treasury Notes 0.63%, 09/30/17	5.8
Federal National Mortgage Assoc. 3.00%, TBA	4.2
Federal National Mortgage Assoc. 4.50%, TBA	4.1
Federal National Mortgage Assoc. 3.50%, TBA	3.2
Federal National Mortgage Assoc. 6.00%, TBA	3.1
Federal Home Loan Mortgage Corp. 2.00%, 08/25/16	2.6
U.S. Treasury Bonds 3.00%, 05/15/42	2.6
U.S. Treasury Notes 0.88%, 01/31/18	2.5
Federal National Mortgage Assoc. 4.00%, TBA	2.3

*	Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Top Holdings excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.
†	Less than 0.05%.

12	Semi-Annual Report

FINANCIAL STATEMENTS

March 31, 2013

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their fair value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	13

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Alpha Trend Strategies Fund

Shares		Value ($)
Exchange-Traded Funds - 79.0%

DIVERSIFIED FINANCIALS - 79.0%
35,000	iShares MSCI Canada Index Fund, ETF	997,850
15,000	Powershares QQQ Trust Series 1, ETF	1,034,550
6,000	SPDR S&P 500 ETF Trust	939,300

		2,971,700

	Total Exchange-Traded Funds (Cost $2,849,143)	2,971,700

Total Investments - 79.0%		2,971,700

(Cost $2,849,143)
Other Assets & Liabilities, Net - 21.0%		788,711

Net Assets - 100.0%		3,760,411

Glossary:

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Alternative Income Fund

Shares		Value ($)
Exchange-Traded Funds - 111.3%

DIVERSIFIED FINANCIALS - 111.3%
30,000	iShares iBoxx $ High Yield Corporate Bond Fund, ETF	2,830,500
5,000	PIMCO 0-5 Year High Yield Corporate Bond Index Fund, ETF	522,850
90,000	SPDR Barclays High Yield Bond, ETF (a)	3,699,900
17,000	SPDR Barclays Short-Term High Yield Bond, ETF	524,960
508,023	Vanguard High Yield Corporate Fund, ETF	3,114,184

		10,692,394

	Total Exchange-Traded Funds (Cost $10,571,878)	10,692,394

INVESTMENT COMPANIES - 6.8%
652,806	State Street Navigator Prime Securities Lending Portfolio (b)	652,806

	Total Investment Companies (Cost $652,806)	652,806

Total Investments - 118.1%		11,345,200

(Cost $11,224,684)
Other Assets & Liabilities, Net - (18.1)%		(1,741,629)

Net Assets - 100.0%		9,603,571

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $641,974. The loaned securities were secured with cash and securities collateral of $655,872. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Trend Following Fund

Shares		Value ($)
Exchange-Traded Funds - 25.9%

DIVERSIFIED FINANCIALS - 9.6%
10,000	ProShares UltraShort QQQ, ETF (a)	259,000

MATERIALS - 16.3%
10,000	ETRACS CMCI Long Platinum Total Return, ETF (a)	178,868
6,000	Market Vectors Steel Index Fund, ETF	261,240

		440,108

	Total Exchange-Traded Funds (Cost $755,244)	699,108

Total Investments - 25.9%		699,108

(Cost $755,244)
Other Assets & Liabilities, Net - 74.1%		2,002,297

Net Assets - 100.0%		2,701,405

(a)	Non-income producing security.

Glossary:

CMCI	Constant Maturity Commodity Index
ETF	Exchange-Traded Fund
ETRACS	Exchange-Traded Access Securities

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Global Allocation Fund

Shares		Value ($)
Common Stocks - 94.9%

AUTOMOBILES & COMPONENTS - 1.0%
145,609	Ford Motor Co.	1,914,758

BANKS - 4.4%
390,987	Regions Financial Corp.	3,202,183
140,216	Wells Fargo & Co.	5,186,590

		8,388,773

CAPITAL GOODS - 7.1%
53,120	ABB, Ltd., ADR (a)	1,209,011
26,965	Boeing Co. (The)	2,314,945
10,786	Cummins, Inc. (a)	1,249,127
35,324	Deere & Co. (a)	3,037,157
13,482	Dover Corp. (a)	982,568
21,571	Eaton Corp. PLC	1,321,224
45,840	Honeywell International, Inc.	3,454,044

		13,568,076

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
23,459	Nielsen Holdings NV	840,301

DIVERSIFIED FINANCIALS - 7.4%
56,086	American Express Co.	3,783,561
39,908	Ameriprise Financial, Inc.	2,939,224
66,603	Citigroup, Inc.	2,946,517
103,544	Invesco, Ltd.	2,998,634
28,043	JPMorgan Chase & Co.	1,330,921

		13,998,857

ENERGY - 12.2%
41,256	Anadarko Petroleum Corp.	3,607,837
38,290	Chevron Corp.	4,549,618
23,190	Exxon Mobil Corp. (a)	2,089,651
75,501	Halliburton Co.	3,050,995
23,998	Hess Corp.	1,718,497
88,983	Marathon Oil Corp.	3,000,507
29,661	Occidental Petroleum Corp.	2,324,533
39,368	Schlumberger, Ltd.	2,948,269

		23,289,907

FOOD & STAPLES RETAILING - 1.3%
44,222	CVS Caremark Corp.	2,431,768

FOOD, BEVERAGE & TOBACCO - 7.2%
71,456	Archer-Daniels-Midland Co.	2,410,211
75,501	Coca-Cola Enterprises, Inc.	2,787,497
123,228	Mondelez International, Inc., Class A	3,772,009
59,322	PepsiCo, Inc.	4,692,963

		13,662,680

HEALTHCARE EQUIPMENT & SERVICES - 5.4%
38,829	Cardinal Health, Inc.	1,616,063
40,447	Covidien PLC	2,743,924
7,280	Express Scripts Holding Co. (b)	419,692
72,804	Medtronic, Inc.	3,418,876
11,325	Stryker Corp. (a)	738,843
23,303	UnitedHealth Group, Inc.	1,333,165

		10,270,563

Shares		Value ($)

INSURANCE - 4.5%
36,402	ACE, Ltd.	3,238,686
101,387	American International Group, Inc. (a) (b)	3,935,844
24,268	Prudential Financial, Inc.	1,431,569

		8,606,099

MATERIALS - 2.2%
41,795	Allegheny Technologies, Inc. (a)	1,325,319
25,347	LyondellBasell Industries NV, Class A	1,604,212
8,898	PPG Industries, Inc.	1,191,798

		4,121,329

MEDIA - 6.5%
26,965	CBS Corp., Class B	1,258,996
80,894	Comcast Corp., Class A	3,398,357
13,482	Interpublic Group of Cos., Inc. (The)	175,670
52,851	Omnicom Group, Inc. (a)	3,112,924
70,108	Time Warner, Inc. (a)	4,039,623
6,741	Walt Disney Co. (The)	382,889

		12,368,459

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
53,929	Agilent Technologies, Inc.	2,263,400
22,381	Amgen, Inc.	2,294,277
72,804	Johnson & Johnson (a)	5,935,710
21,572	Novartis AG, ADR	1,536,789
48,536	PerkinElmer, Inc.	1,632,751
172,573	Pfizer, Inc.	4,980,457

		18,643,384

RETAILING - 3.0%
2,697	AutoZone, Inc. (a) (b)	1,070,089
35,054	Lowe’s Cos., Inc.	1,329,248
40,447	Macy’s, Inc.	1,692,302
22,920	Target Corp. (a)	1,568,874

		5,660,513

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
35,054	Altera Corp.	1,243,366
20,223	Analog Devices, Inc.	940,167
26,965	Texas Instruments, Inc. (a)	956,718

		3,140,251

SOFTWARE & SERVICES - 7.1%
4,098	Google, Inc., Class A (b)	3,253,935
8,629	International Business Machines Corp.	1,840,566
177,966	Microsoft Corp.	5,091,607
103,814	Oracle Corp. (a)	3,357,345

		13,543,453

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
9,168	Apple, Inc.	4,058,032
215,717	Cisco Systems, Inc.	4,510,642
86,285	EMC Corp. (a) (b)	2,061,349
61,696	QUALCOMM, Inc.	4,130,547

		14,760,570

TELECOMMUNICATION SERVICES - 0.4%
21,572	AT&T, Inc.	791,477

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Global Allocation Fund

Shares		Value ($)
Common Stocks (continued)

TRANSPORTATION - 3.1%
92,758	CSX Corp. (a)	2,284,630
42,065	United Parcel Service, Inc., Class B (a)	3,613,383

		5,898,013

UTILITIES - 2.4%
80,894	AES Corp.	1,016,838
84,130	Calpine Corp. (b)	1,733,078
24,268	NextEra Energy, Inc. (a)	1,885,138

		4,635,054

	Total Common Stocks (Cost $152,722,076)	180,534,285

Exchange-Traded Funds - 1.6%

DIVERSIFIED FINANCIALS - 0.3%
34,889	Financial Select Sector SPDR Fund, ETF	634,631

INDUSTRIALS - 1.3%
59,934	Industrial Select Sector SPDR Fund, ETF (a)	2,501,046

	Total Exchange-Traded Funds (Cost $3,017,756)	3,135,677

Investment Companies - 15.0%
28,498,949	State Street Navigator Prime Securities Lending Portfolio (c)	28,498,949

	Total Investment Companies (Cost $28,498,949)	28,498,949

Total Investments - 111.5%		212,168,911

(Cost $184,238,781)
Other Assets & Liabilities, Net - (11.5)%		(21,933,020)

Net Assets - 100.0%		190,235,891

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $28,494,556. The loaned securities were secured with cash and securities collateral of $29,013,845. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $420,000 was pledged as collateral, open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 Emini Index	June 2013	76	$5,938,260	$69,312

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks - 92.2%

BANKS - 7.4%
4,495	PNC Financial Services Group, Inc. (a)	298,918
9,295	U.S. Bancorp	315,379
9,105	Wells Fargo & Co.	336,794

		951,091

CAPITAL GOODS - 5.3%
14,350	General Electric Co. (a)	331,772
3,680	Hubbell, Inc., Class B (a)	357,365

		689,137

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
17,090	Ennis, Inc. (a)	257,546

CONSUMER DURABLES & APPAREL - 2.7%
4,320	Tupperware Brands Corp. (a)	353,117

CONSUMER SERVICES - 3.1%
3,965	McDonald’s Corp. (a)	395,271

DIVERSIFIED FINANCIALS - 2.7%
7,300	JPMorgan Chase & Co.	346,458

ENERGY - 6.5%
3,845	Chevron Corp.	456,863
5,670	Royal Dutch Shell PLC, ADR (a)	378,869

		835,732

FOOD, BEVERAGE & TOBACCO - 14.0%
2,880	Diageo PLC, ADR	362,419
4,815	HJ Heinz Co.	347,980
7,575	Kellogg Co. (a)	488,057
3,880	PepsiCo, Inc.	306,947
7,555	Unilever NV	309,755

		1,815,158

HEALTHCARE EQUIPMENT & SERVICES - 2.5%
9,195	Abbott Laboratories	324,768

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
3,935	Procter & Gamble Co. (The)	303,231

INSURANCE - 2.5%
7,765	Arthur J. Gallagher & Co.	320,772

MATERIALS - 7.8%
9,325	Packaging Corp. of America	418,413
7,985	Sonoco Products Co. (a)	279,395
10,150	Worthington Industries, Inc. (a)	314,447

		1,012,255

MEDIA - 2.4%
6,580	CBS Corp., Class B (a)	307,220

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
5,725	GlaxoSmithKline PLC, ADR (a)	268,560
5,860	Johnson & Johnson (a)	477,766
4,585	Novartis AG, ADR	326,635

		1,072,961

Shares		Value ($)

RETAILING - 3.2%
5,840	Home Depot, Inc. (The)	407,515

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
7,140	Microchip Technology, Inc. (a)	262,466

SOFTWARE & SERVICES - 2.3%
8,385	Paychex, Inc. (a)	294,062

TELECOMMUNICATION SERVICES - 6.2%
12,910	AT&T, Inc.	473,668
6,695	Verizon Communications, Inc. (a)	329,059

		802,727

TRANSPORTATION - 2.3%
3,465	United Parcel Service, Inc., Class B (a)	297,644

UTILITIES - 6.7%
3,440	ITC Holdings Corp. (a)	307,054
4,730	National Fuel Gas Co. (a)	290,186
5,770	Southern Co. (The)	270,728

		867,968

	Total Common Stocks (Cost $9,642,154)	11,917,099

Exchange-Traded Funds - 2.4%

REAL ESTATE - 2.4%
4,385	iShares Dow Jones U.S. Real Estate Index Fund, ETF (a)	304,670

	Total Exchange-Traded Funds (Cost $255,626)	304,670

Investment Companies - 25.6%
3,306,806	State Street Navigator Prime Securities Lending Portfolio (b)	3,306,806

	Total Investment Companies (Cost $3,306,806)	3,306,806

Total Investments - 120.2%		15,528,575

(Cost $13,204,586)
Other Assets & Liabilities, Net - (20.2)%		(2,611,261)

Net Assets - 100.0%		12,917,314

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $3,257,052. The loaned securities were secured with cash collateral of $3,306,806. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 94.6%

CAPITAL GOODS - 3.8%
85,613	Dover Corp. (a)	6,239,476

CONSUMER SERVICES - 1.6%
47,563	Las Vegas Sands Corp.	2,680,175

DIVERSIFIED FINANCIALS - 8.7%
28,539	Charles Schwab Corp. (The) (a)	504,855
91,955	CME Group, Inc. (a)	5,645,117
24,098	Goldman Sachs Group, Inc. (The)	3,546,021
77,369	State Street Corp.	4,571,734

		14,267,727

ENERGY - 5.2%
27,269	Anadarko Petroleum Corp.	2,384,674
82,442	Schlumberger, Ltd.	6,174,082

		8,558,756

FOOD, BEVERAGE & TOBACCO - 3.4%
70,393	PepsiCo, Inc.	5,568,790

HEALTHCARE EQUIPMENT & SERVICES - 9.5%
99,565	Covidien PLC	6,754,490
53,905	DENTSPLY International, Inc. (a)	2,286,650
112,248	Express Scripts Holding Co. (b)	6,471,097

		15,512,237

MATERIALS - 3.3%
50,734	Monsanto Co.	5,359,032

MEDIA - 8.8%
95,125	Comcast Corp., Special Class A	3,768,853
69,758	Discovery Communications, Inc., Class C (b)	4,850,971
85,613	Liberty Global, Inc., Series C (a) (b)	5,875,620

		14,495,444

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
28,537	Amgen, Inc.	2,925,328
135,712	Gilead Sciences, Inc. (a) (b)	6,640,388

		9,565,716

REAL ESTATE - 2.2%
47,563	American Tower Corp., REIT	3,658,546

RETAILING - 7.0%
8,878	Amazon.com, Inc. (b)	2,365,898
74,198	Dick’s Sporting Goods, Inc. (a)	3,509,566
148,396	Lowe’s Cos., Inc.	5,627,176

		11,502,640

SOFTWARE & SERVICES - 20.6%
44,392	Baidu, Inc., ADR (b)	3,893,178
117,955	eBay, Inc. (b)	6,395,520
3,171	Google, Inc., Class A (b)	2,517,869
50,734	Intuit, Inc. (a)	3,330,687
98,296	Microsoft Corp.	2,812,249
82,442	Oracle Corp. (a)	2,666,174
120,492	Paychex, Inc. (a)	4,225,654

Shares		Value ($)

SOFTWARE & SERVICES (continued)
36,147	Visa, Inc., Class A (a)	6,139,207
120,491	Western Union Co. (The) (a)	1,812,185

		33,792,723

TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
15,854	Apple, Inc.	7,017,456
91,955	Cisco Systems, Inc.	1,922,779
123,666	EMC Corp. (a) (b)	2,954,381
112,248	QUALCOMM, Inc.	7,515,003

		19,409,619

TRANSPORTATION - 2.9%
55,173	United Parcel Service, Inc., Class B	4,739,361

	Total Common Stocks (Cost $108,428,625)	155,350,242

Investment Companies - 21.0%
34,511,528	State Street Navigator Prime Securities Lending Portfolio (c)	34,511,528

	Total Investment Companies (Cost $34,511,528)	34,511,528

Total Investments - 115.6%		189,861,770

(Cost $142,940,153)
Other Assets & Liabilities, Net - (15.6)%		(25,607,799)

Net Assets - 100.0%		164,253,971

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $34,124,452. The loaned securities were secured with cash collateral of $34,511,528. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $350,000 was pledged as collateral, open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 Emini Index	June 2013	58	$4,531,830	$52,896

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 96.7%

BANKS - 6.8%
7,485	Cullen/Frost Bankers, Inc. (a)	468,037
31,242	Fulton Financial Corp. (a)	365,531
7,180	Iberiabank Corp.	359,144
13,200	Prosperity Bancshares, Inc. (a)	625,548
8,020	SVB Financial Group (a) (b)	568,939
6,530	Westamerica Bancorp. (a)	296,005

		2,683,204

CAPITAL GOODS - 9.6%
19,365	Applied Industrial Technologies, Inc.	871,425
6,745	ESCO Technologies, Inc. (a)	275,601
6,555	Harsco Corp.	162,367
7,305	Mueller Industries, Inc.	389,283
6,520	Polypore International, Inc. (a) (b)	261,974
5,990	Primoris Services Corp. (a)	132,439
19,300	Quanta Services, Inc. (a) (b)	551,594
8,220	Teledyne Technologies, Inc. (a) (b)	644,777
12,385	Woodward, Inc. (a)	492,427

		3,781,887

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
21,650	Healthcare Services Group, Inc. (a)	554,890
11,890	Herman Miller, Inc. (a)	328,996
14,000	Resources Connection, Inc. (a)	177,800

		1,061,686

CONSUMER DURABLES & APPAREL - 3.4%
8,490	Deckers Outdoor Corp. (a) (b)	472,808
18,853	Jarden Corp. (b)	807,830
4,125	Maidenform Brands, Inc. (b)	72,311

		1,352,949

CONSUMER SERVICES - 2.7%
9,660	Cracker Barrel Old Country Store, Inc. (a)	781,011
5,120	Lincoln Educational Services Corp. (a)	30,003
2,395	Matthews International Corp., Class A (a)	83,562
8,710	Texas Roadhouse, Inc.	175,855

		1,070,431

DIVERSIFIED FINANCIALS - 2.3%
19,820	Raymond James Financial, Inc. (a)	913,702

ENERGY - 5.3%
4,585	Dril-Quip, Inc. (a) (b)	399,674
1,785	Gulfport Energy Corp. (a) (b)	81,807
7,235	Oil States International, Inc. (a) (b)	590,159
52,120	Pioneer Energy Services Corp. (a) (b)	429,990
10,205	SM Energy Co. (a)	604,340

		2,105,970

FOOD & STAPLES RETAILING - 0.3%
6,850	Spartan Stores, Inc. (a)	120,218

FOOD, BEVERAGE & TOBACCO - 0.7%
11,165	Smithfield Foods, Inc. (a) (b)	295,649

Shares		Value ($)

HEALTHCARE EQUIPMENT & SERVICES - 10.1%
2,640	Analogic Corp.	208,613
24,250	Bio-Reference Labs, Inc. (a) (b)	630,015
4,235	Computer Programs & Systems, Inc. (a)	229,156
20,970	HMS Holdings Corp. (a) (b)	569,335
9,930	MEDNAX, Inc. (a) (b)	890,026
17,780	Molina Healthcare, Inc. (b)	548,869
17,655	Owens & Minor, Inc. (a)	574,847
8,735	Thoratec Corp. (b)	327,562

		3,978,423

INSURANCE - 2.0%
18,915	HCC Insurance Holdings, Inc.	794,997

MATERIALS - 6.4%
30,765	Commercial Metals Co. (a)	487,625
5,950	Compass Minerals International, Inc. (a)	469,455
21,340	Packaging Corp. of America	957,526
6,000	PolyOne Corp.	146,460
12,560	Sensient Technologies Corp. (a)	490,970

		2,552,036

MEDIA - 1.6%
6,125	Arbitron, Inc.	287,079
8,495	John Wiley & Sons, Inc., Class A (a)	330,965

		618,044

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
40,850	Bruker Corp. (b)	780,235
9,190	Cubist Pharmaceuticals, Inc. (a) (b)	430,276
16,550	ICON PLC (b)	534,399

		1,744,910

REAL ESTATE - 7.3%
37,450	BioMed Realty Trust, Inc., REIT (a)	808,920
13,060	Coresite Realty Corp., REIT (a)	456,839
2,165	Digital Realty Trust, Inc., REIT (a)	144,860
31,770	Omega Healthcare Investors, Inc., REIT	964,537
17,340	Sabra Health Care REIT, Inc. (a)	503,034

		2,878,190

RETAILING - 6.4%
15,015	Aaron’s, Inc.	430,630
23,470	Aeropostale, Inc. (a) (b)	319,192
11,035	American Eagle Outfitters, Inc. (a)	206,355
10,380	Buckle, Inc. (The) (a)	484,227
50,350	LKQ Corp. (b)	1,095,616

		2,536,020

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
28,765	Microsemi Corp. (a) (b)	666,485
45,530	Rudolph Technologies, Inc. (a) (b)	536,343
17,960	Semtech Corp. (a) (b)	635,605

		1,838,433

SOFTWARE & SERVICES - 10.8%
11,480	ACI Worldwide, Inc. (b)	560,913

See accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)

SOFTWARE & SERVICES (continued)
18,715	Active Network, Inc. (The) (a) (b)	78,416
22,685	Blackbaud, Inc. (a)	672,156
60,560	Global Cash Access Holdings, Inc. (b)	426,948
12,155	MICROS Systems, Inc. (a) (b)	553,174
10,800	NIC, Inc. (a)	206,928
29,085	PTC, Inc. (a) (b)	741,377
4,160	Solera Holdings, Inc.	242,653
25,925	SS&C Technologies Holdings, Inc. (a) (b)	777,231

		4,259,796

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
3,685	ADTRAN, Inc. (a)	72,410
12,630	Zebra Technologies Corp., Class A (b)	595,252

		667,662

TELECOMMUNICATION SERVICES - 0.7%
15,110	West Corp. (b)	289,961

TRANSPORTATION - 5.1%
12,195	Genesee & Wyoming, Inc., Class A (b)	1,135,476
22,900	Old Dominion Freight Line, Inc. (b)	874,780

		2,010,256

Shares		Value ($)

UTILITIES - 1.8%
14,410	IDACORP, Inc. (a)	695,571

	Total Common Stocks (Cost $31,823,334)	38,249,995

Investment Companies – 28.6%
11,307,745	State Street Navigator Prime Securities Lending Portfolio (c)	11,307,745

	Total Investment Companies (Cost $11,307,745)	11,307,745

Total Investments – 125.3%		49,557,740

(Cost $43,131,079)
Other Assets & Liabilities, Net – (25.3)%		(10,006,419)

Net Assets - 100.0%		39,551,321

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $11,076,894. The loaned securities were secured with cash collateral of $11,307,745. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

REIT	Real Estate Investment Trust

22	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Global Select Equity Fund

Shares		Value ($)
Common Stocks - 96.3%

FRANCE - 2.3%
3,304	LVMH Moet Hennessy Louis Vuitton SA	568,093

GERMANY - 3.3%
7,866	Adidas AG	817,553

HONG KONG - 4.7%
262,988	AIA Group, Ltd.	1,148,486

ITALY - 4.1%
20,112	Luxottica Group SpA	1,010,047

JAPAN - 4.1%
9,800	Astellas Pharma, Inc. (a)	527,420
10,200	Softbank Corp. (a)	468,666

		996,086

PHILIPPINES - 2.4%
209,080	Metropolitan Bank & Trust	599,421

SOUTH KOREA - 2.7%
497	Samsung Electronics Co., Ltd.	674,519

SWEDEN - 5.0%
27,865	Alfa Laval AB	643,269
21,959	Hexagon AB, Class B	599,465

		1,242,734

SWITZERLAND - 4.5%
15,400	Nestle SA	1,116,437

THAILAND - 2.0%
65,700	Bangkok Bank PCL, NVDR	498,050

UNITED KINGDOM - 12.4%
29,910	BG Group PLC	512,756
18,058	BHP Billiton PLC	525,096
29,551	Diageo PLC	931,089
42,413	Standard Chartered PLC	1,097,089

		3,066,030

UNITED STATES - 48.8%
8,598	American Tower Corp., REIT	661,358
8,979	CME Group, Inc.	551,221
6,378	Cummins, Inc. (a)	738,636
9,781	Dollar General Corp. (b)	494,723
1,086	Google, Inc., Class A (b)	862,317
11,822	Honeywell International, Inc. (a)	890,788
15,409	Johnson & Johnson (a)	1,256,296
4,621	Monsanto Co.	488,116
6,214	Occidental Petroleum Corp.	486,991
6,220	PepsiCo, Inc. (a)	492,064
5,027	Praxair, Inc. (a)	560,712
13,790	QUALCOMM, Inc.	923,241
8,898	Schlumberger, Ltd.	666,371
9,707	Thermo Fisher Scientific, Inc.	742,488
22,073	U.S. Bancorp	748,937

Shares		Value ($)

UNITED STATES (continued)
14,440	Verizon Communications, Inc. (a)	709,726
4,437	Visa, Inc., Class A (a)	753,580

		12,027,565

	Total Common Stocks (Cost $19,297,396)	23,765,021

Preferred Stocks - 2.0%

BRAZIL - 2.0%
9,201	Cia Brasileira de Distribuicao Grupo Pao de Acucar	485,159

	Total Preferred Stocks (Cost $352,070)	485,159

Investment Companies - 20.4%
5,026,220	State Street Navigator Prime Securities Lending Portfolio (c)	5,026,220

	Total Investment Companies (Cost $5,026,220)	5,026,220

Total Investments - 118.7%		29,276,400

(Cost $24,675,686)
Other Assets & Liabilities, Net - (18.7)%		(4,605,884)

Net Assets - 100.0%		24,670,516

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $4,908,889. The loaned securities were secured with cash collateral of $5,026,220. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

NVDR	Non-Voting Depository Receipts
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $50,000 was pledged as collateral, open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
FTSE 100 Index	June 2013	1	$96,437	$(1,234)
S&P 500 Emini Index	June 2013	1	78,135	912

				$(322)

See accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Global Select Equity Fund

Industry	Percentage (based on Total Investments)*
Banks	12.1%
Food, Beverage & Tobacco	10.5%
Pharmaceuticals, Biotechnology & Life Sciences	10.4%
Consumer Durables & Apparel	9.9%
Capital Goods	9.4%
Energy	6.9%
Software & Services	6.7%
Materials	6.5%
Technology Hardware & Equipment	6.3%
Telecommunication Services	4.8%
Insurance	4.7%
Semiconductors & Semiconductor Equipment	2.8%
Real Estate	2.7%
Diversified Financials	2.3%
Retailing	2.0%
Food & Staples Retailing	2.0%

100.0%

*	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

24	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland International Equity Fund

Shares		Value ($)
Common Stocks - 95.3%

AUSTRALIA - 2.3%
16,842	Brambles, Ltd.	148,722
2,154	CSL, Ltd.	133,010

		281,732

BELGIUM - 1.0%
1,285	Anheuser-Busch InBev NV	127,468

CANADA - 1.2%
1,758	Cenovus Energy, Inc.	54,439
2,391	Potash Corp. of Saskatchewan, Inc.	93,903

		148,342

CHINA - 1.0%
1,366	Baidu, Inc., ADR (a) (b)	119,798

FRANCE - 8.9%
6,656	AXA SA	114,615
3,909	BNP Paribas SA	200,983
1,169	Cap Gemini SA	53,289
1,461	Cie Generale d’Optique Essilor International SA	162,749
636	LVMH Moet Hennessy Louis Vuitton SA	109,354
5,668	Safran SA	253,248
425	Schneider Electric SA	31,107
1,544	Total SA	74,062
2,287	Vallourec SA	110,128

		1,109,535

GERMANY - 10.4%
1,456	Bayer AG	150,451
3,079	Deutsche Bank AG	120,253
1,308	Fresenius SE & Co. KGaA	161,729
2,877	HeidelbergCement AG	207,105
1,618	Linde AG	301,366
3,389	SAP AG	271,988
695	Siemens AG	74,993

		1,287,885

HONG KONG - 2.4%
67,487	AIA Group, Ltd.	294,720

INDIA - 0.8%
1,560	ICICI Bank, Ltd., ADR (a)	66,924
1,294	Larsen & Toubro, Ltd., GDR	32,479

		99,403

IRELAND - 0.6%
4,515	Experian PLC	78,156

ITALY - 2.3%
2,894	Eni SpA	65,145
29,024	Intesa Sanpaolo SpA	42,562
3,646	Luxottica Group SpA	183,106

		290,813

JAPAN - 20.7%
2,300	Astellas Pharma, Inc. (a)	123,782
17,910	Bank of Yokohama, Ltd. (The)	103,627

Shares		Value ($)

JAPAN (continued)
7,600	Bridgestone Corp. (a)	254,627
800	Daito Trust Construction Co., Ltd. (a)	68,581
900	FANUC Corp.	137,747
1,999	JGC Corp. (a)	51,155
10,000	Kubota Corp. (a)	144,437
7,000	Mitsubishi Estate Co., Ltd. (a)	197,373
13,000	Mitsubishi Heavy Industries, Ltd.	74,942
36,800	Mitsubishi UFJ Financial Group, Inc. (a)	220,753
3,700	Mitsui & Co., Ltd. (a)	51,868
600	Murata Manufacturing Co., Ltd.	45,182
5,100	Softbank Corp. (a)	234,333
4,600	Sony Financial Holdings, Inc. (a)	68,496
6,900	Tokio Marine Holdings, Inc. (a)	198,443
7,524	Toyota Motor Corp. (a)	386,123
3,794	Unicharm Corp. (a)	216,696

		2,578,165

LUXEMBOURG - 1.3%
6,714	Subsea 7 SA	157,130

NETHERLANDS - 2.4%
741	European Aeronautic Defence and Space Co. NV	37,775
20,787	ING Groep NV (b)	147,797
2,895	Unilever NV	118,792

		304,364

SOUTH KOREA - 1.5%
139	Samsung Electronics Co., Ltd.	188,648

SWEDEN - 5.2%
4,089	Alfa Laval AB	94,395
3,292	Assa Abloy AB, Class B	134,728
4,243	Hexagon AB, Class B	115,831
4,027	Svenska Cellulosa AB, Class B	104,050
15,382	Telefonaktiebolaget LM Ericsson, Class B	192,098

		641,102

SWITZERLAND - 8.8%
4,391	Nestle SA	318,330
1,324	Novartis AG	94,307
1,020	Roche Holding AG	238,048
169	Swatch Group AG (The)	98,514
494	Syngenta AG	206,583
494	Zurich Insurance Group AG	137,827

		1,093,609

TAIWAN - 1.7%
12,512	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	215,081

THAILAND - 0.3%
4,900	Bangkok Bank PCL, NVDR	37,145

UNITED KINGDOM - 22.5%
2,701	Aggreko PLC	73,086
44,472	Barclays PLC	196,609
5,030	BG Group PLC	86,231
5,899	BHP Billiton PLC	171,533

See accompanying Notes to Financial Statements.	25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland International Equity Fund

Shares		Value ($)
Common Stocks (continued)

UNITED KINGDOM (continued)
9,654	Capita PLC	131,785
8,987	Diageo PLC	283,161
8,546	GlaxoSmithKline PLC	199,646
28,828	HSBC Holdings PLC	307,512
1,092	Intertek Group PLC	56,261
14,274	National Grid PLC	165,809
12,893	Prudential PLC	208,499
3,281	Rio Tinto PLC	153,696
5,994	Royal Dutch Shell PLC, Class A	193,773
8,366	Standard Chartered PLC	216,402
63,952	Vodafone Group PLC	181,203
10,358	WPP PLC	164,988

		2,790,194

	Total Common Stocks (Cost $10,221,230)	11,843,290

Preferred Stocks - 1.3%

GERMANY - 1.3%
813	Volkswagen AG	161,816

	Total Preferred Stocks (Cost $144,576)	161,816

Investment Companies - 12.8%
1,585,098	State Street Navigator Prime Securities Lending Portfolio (c)	1,585,098

	Total Investment Companies (Cost $1,585,098)	1,585,098

Total Investments - 109.4%		13,590,204

(Cost $11,950,904)
Other Assets & Liabilities, Net - (9.4)%		(1,165,706)

Net Assets - 100.0%		12,424,498

(a)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $1,512,833. The loaned securities were secured with cash collateral of $1,585,098. Collateral is calculated based on prior day’s prices. See Note 5.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
GDR	Global Depositary Receipts
NVDR	Non-Voting Depository Receipts

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $20,000 was pledged as collateral, open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
DJ Euro STOXX 50 Index	June 2013	1	$32,796	$(1,289)

Industry	Percentage (based on Total Investments)*
Banks	11.6%
Capital Goods	10.2%
Materials	9.4%
Insurance	8.5%
Pharmaceuticals, Biotechnology & Life Sciences	7.8%
Food, Beverage & Tobacco	7.1%
Automobiles & Components	6.7%
Energy	5.2%
Commercial & Professional Services	4.1%
Software & Services	3.7%
Telecommunication Services	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Consumer Durables & Apparel	3.3%
Technology Hardware & Equipment	2.9%
Healthcare Equipment & Services	2.7%
Household & Personal Products	2.7%
Diversified Financials	2.2%
Real Estate	2.2%
Utilities	1.4%
Media	1.4%

100.0%

*	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

26	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 29.4%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
70,885	Federal Home Loan Mortgage Corp. REMIC Series 3977, Class AI 3.50%, 09/15/29 (a)	5,110
79,400	Series 3983, Class EI 3.50%, 11/15/30 (a)	8,123
108,063	Series 4122, Class AI 3.50%, 10/15/42 (a)	16,506
116,472	Series 4122, Class CI 3.50%, 10/15/42 (a)	16,926
6,214	Series 2645, Class BI 4.50%, 02/15/18 (a)	171
12,530	Series 2643, Class IM 4.50%, 03/15/18 (a)	635
1,041	Series 2590, Class YQ 5.00%, 05/15/17 (a)	4
1,474	Series 2781, Class CI 5.00%, 11/15/17 (a)	6
7,090	Series 2781, Class IC 5.00%, 05/15/18 (a)	215
11,544	Series 2763, Class JI 5.00%, 10/15/18 (a)	630
16,731	Series 2631, Class DI 5.50%, 06/15/33 (a)	2,369
87,068	Series 3806, Class DS 6.40%, 08/15/25 (a) (b)	11,218
4,930	Series 1980, Class IO 7.50%, 07/15/27 (a)	818
156	Series 33, Class D 8.00%, 04/15/20	167
447	Federal Home Loan Mortgage Corp. STRIPS Series 186, Class PO 0.00%, 08/01/27 (c)	394
818	Series 147, Class IO 8.00%, 02/01/23 (a)	153
965	Series 171, Class IO 8.00%, 07/01/24 (a)	201
212,370	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/43 (a) (b)	1,831
636	Federal National Mortgage Assoc. REMIC Series G92-68, Class B 0.00%, 12/25/22 (c)	573
86,962	Series 2003-89, Class IO 1.24%, 12/25/42 (a) (b)	2,363
209,917	Series 2012-152, Class IP 3.50%, 08/25/42 (a)	27,430
98,846	Series 2013-14, Class IG 4.00%, 03/25/43 (a)	13,153
58	Series 2003-64, Class KI 4.50%, 05/25/18 (a)	—
1,177	Series 2003-41, Class BI 5.00%, 08/25/17 (a)	14

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,630	Series 2003-79, Class HI 5.00%, 10/25/22 (a)	49
13,785	Series 2003-61, Class IJ 5.00%, 02/25/32 (a)	463
131,854	Series 2010-98, Class DI 5.00%, 09/25/40 (a)	15,336
39,055	Series 2008-61, Class SB 5.80%, 07/25/38 (a) (b)	4,815
260,246	Series 2010-123, Class SK 5.85%, 11/25/40 (a) (b)	49,958
4	Federal National Mortgage Assoc. STRIPS Series 1992-77, Class K 0.00%, 05/25/22 (c)	84
19,651	Series 354, Class 1 0.00%, 12/01/34 (c)	18,775
22,265	Series 362, Class 2 4.50%, 08/01/35 (a)	2,648
21,101	Series 378, Class 1 4.50%, 01/01/36 (a)	2,603
18,615	Series 387, Class 2 5.00%, 03/25/38 (a)	2,385
14,387	Series 387, Class 1 5.00%, 05/25/38 (a)	1,841
5,728	Series 346, Class 2 5.50%, 12/01/33 (a)	661
11,887	Series 252, Class 2 7.50%, 11/01/23 (a)	2,275
636	Series 237, Class 2 8.00%, 08/01/23 (a)	117
3,150	Series 264, Class 2 8.00%, 07/01/24 (a)	668
111	Series 12, Class 2 8.50%, 03/01/17 (a)	13
259	Series 7, Class 2 8.50%, 04/01/17 (a)	30
42	Series 28, Class 2 8.50%, 01/01/18 (a)	5
355	Series 150, Class 2 8.50%, 07/25/22 (a)	71
387	Series 163, Class 2 8.50%, 07/25/22 (a)	46
622	Series 137, Class 2 9.00%, 05/25/22 (a)	111
75,933	Government National Mortgage Assoc. Series 2011-51, Class NI 4.50%, 10/20/37 (a)	7,304
77,720	Series 2010-101, Class GI 4.50%, 02/20/38 (a)	8,400
81,559	Series 2010-130, Class PI 4.50%, 08/16/39 (a)	9,209
58,678	Series 2010-75, Class KI 5.00%, 12/20/35 (a)	3,415
57,111	Series 2010-42, Class IA 5.00%, 10/20/37 (a)	5,633
77,261	Series 2010-147, Class PS 5.95%, 05/20/40 (a) (b)	12,574
137,772	Series 2010-147, Class SA 5.97%, 05/20/40 (a) (b)	23,240

See accompanying Notes to Financial Statements.	27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
133,239	Series 2010-98, Class YS 6.40%, 12/20/39 (a) (b)	19,573

	Total Agency Collateralized Mortgage Obligations (Cost $323,069)	301,312

AGENCY MORTGAGE-BACKED SECURITIES - 8.4%
6,347	Federal Home Loan Mortgage Corp. 4.50%, 06/01/33 - 02/01/35 (d)	6,809
182,348	5.00%, 07/01/35 - 06/01/41 (d)	203,619
87,235	5.50%, 05/01/20 - 04/01/39 (d)	96,469
176,681	6.00%, 04/01/17 - 11/01/37 (d)	198,238
5,609	6.50%, 06/01/29	6,556
20,709	7.00%, 10/01/16 - 08/01/36 (d)	24,093
841	7.50%, 09/01/33	911
2,402	8.00%, 04/01/30 - 11/01/30 (d)	2,814
945	9.00%, 04/01/16 - 06/01/21 (d)	1,033
306	Federal National Mortgage Assoc. 2.72%, ARM (b)	320
955,000	3.00%, TBA (e)	985,291
485,000	3.50%, TBA (e)	512,281
268,226	4.00%, 05/01/19 - 03/01/41 (d)	286,330
220,000	4.00%, TBA (e)	234,609
1,148,405	4.50%, 05/01/18 - 04/01/41 (d)	1,238,793
360,748	5.00%, 07/01/20 - 06/01/41 (d)	402,417
416,691	5.50%, 03/01/14 - 01/01/39 (d)	458,176
273,515	6.00%, 07/01/14 - 08/01/35 (d)	307,901
325,000	6.00%, TBA (e)	356,027
37,070	6.50%, 01/01/15 - 08/01/34 (d)	41,306
4,516	7.00%, 10/01/16 - 12/01/33 (d)	4,911
18,688	7.50%, 09/01/13 - 03/01/34 (d)	21,171
2,826	8.00%, 07/01/15 - 01/01/33 (d)	3,267
3,431	9.00%, 12/01/17 - 12/01/22 (d)	3,860
105,000	Government National Mortgage Assoc. 3.00%, TBA (e)	109,791
100,000	3.50%, TBA (e)	106,953
405,000	4.00%, TBA (e)	439,985
248,216	4.50%, 08/15/33 - 03/20/41 (d)	274,323
13,987	5.00%, 08/15/33	15,232
240,000	5.00%, TBA (e)	261,038
21,537	6.00%, 04/15/30 - 09/15/36 (d)	24,525
35,014	6.50%, 02/15/24 - 07/15/36 (d)	40,238
10,291	7.00%, 04/15/28 - 09/15/36 (d)	12,071
200	8.00%, 09/15/29 - 06/15/30 (d)	206
11,373	8.50%, 10/15/17	12,123
16,240	9.00%, 11/15/16 - 12/15/21 (d)	17,733

	Total Agency Mortgage-Backed Securities (Cost $6,525,255)	6,711,420

ASSET-BACKED SECURITIES - 0.1%
3	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.94%, 01/25/34 (b)	2

Principal Amount ($)		Value ($)

ASSET-BACKED SECURITIES (continued)
10,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/16	10,005
100,000	Hertz Vehicle Financing LLC Series 2010-1A, Class B1 5.02%, 02/25/15 (f)	102,803

	Total Asset-Backed Securities (Cost $112,969)	112,810

CORPORATE BONDS & NOTES - 7.4%

AUTOMOBILES & COMPONENTS - 0.1%
11,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/21 (g)	11,330
11,000	Delphi Corp. 5.00%, 02/15/23	11,687
11,000	Ford Motor Co. 4.75%, 01/15/43 (g)	10,293
27,000	Lear Corp. 4.75%, 01/15/23 (f) (g)	26,460
25,000	Visteon Corp. 6.75%, 04/15/19 (g)	26,875

		86,645

BANKS - 0.2%
28,000	Bank of America Corp. 3.88%, 03/22/17 (g)	30,149
32,000	Bank of America Corp., MTN 2.00%, 01/11/18 (g)	31,884
31,000	3.30%, 01/11/23 (g)	30,631
44,000	U.S. Bancorp 3.44%, 02/01/16	46,862
34,000	Wells Fargo & Co. 3.45%, 02/13/23 (g)	34,300

		173,826

CAPITAL GOODS - 0.4%
26,000	ABB Finance USA, Inc. 1.63%, 05/08/17	26,388
22,000	Amsted Industries, Inc. 8.13%, 03/15/18 (f)	23,760
25,000	Cargill, Inc. 6.00%, 11/27/17 (f)	29,823
17,000	Case New Holland, Inc. 7.88%, 12/01/17 (g)	19,975
33,000	Caterpillar, Inc. 1.50%, 06/26/17 (g)	33,530
27,000	DigitalGlobe, Inc. 5.25%, 02/01/21 (f)	26,933
38,000	Eaton Corp. 1.50%, 11/02/17 (f)	38,151
41,000	2.75%, 11/02/22 (f) (g)	40,849
47,000	Kratos Defense & Security Solutions, Inc. 10.00%, 06/01/17	51,935
23,000	Textron, Inc. 6.20%, 03/15/15 (g)	25,064
22,000	United Technologies Corp. 4.50%, 06/01/42 (g)	23,547

		339,955

28	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
14,000	ADT Corp. (The) 2.25%, 07/15/17 (f)	14,068
18,000	3.50%, 07/15/22 (f) (g)	17,980
7,000	4.88%, 07/15/42 (f)	6,675
14,000	Catholic Health Initiatives 2.95%, 11/01/22	14,169
9,000	4.35%, 11/01/42	9,106
27,000	United Rentals North America, Inc. 5.75%, 07/15/18	29,396

		91,394

CONSUMER DURABLES & APPAREL - 0.1%
8,000	D.R. Horton, Inc. 4.38%, 09/15/22 (g)	7,900
31,000	Hanesbrands, Inc. 6.38%, 12/15/20 (g)	33,906
27,000	RSI Home Products, Inc. 6.88%, 03/01/18 (f) (g)	27,540

		69,346

CONSUMER SERVICES - 0.2%
11,000	Cedar Fair LP 5.25%, 03/15/21 (f)	10,973
34,000	CityCenter Holdings LLC 7.63%, 01/15/16	36,677
33,000	Host Hotels & Resorts LP 3.75%, 10/15/23	33,212
29,000	McDonald’s Corp., MTN 1.88%, 05/29/19	29,585
47,000	Vail Resorts, Inc. 6.50%, 05/01/19	50,672

		161,119

DIVERSIFIED FINANCIALS - 1.1%
18,000	American Express Credit Corp., MTN 1.75%, 06/12/15	18,402
18,000	Caterpillar Financial Services Corp., MTN 1.25%, 11/06/17	18,056
27,000	Citigroup, Inc. 1.25%, 01/15/16 (g)	26,986
26,000	4.05%, 07/30/22 (g)	26,911
45,000	5.00%, 09/15/14 (g)	47,268
16,000	CNH Capital LLC 3.88%, 11/01/15 (g)	16,480
200,000	Ford Motor Credit Co. LLC 3.00%, 06/12/17 (g)	205,318
22,000	Goldman Sachs Capital I 6.35%, 02/15/34 (g)	22,988
67,000	Goldman Sachs Group, Inc. (The) 2.38%, 01/22/18 (g)	67,990
32,000	3.63%, 01/22/23	32,291
28,000	6.75%, 10/01/37	31,476
24,000	Goldman Sachs Group, Inc. (The), MTN 1.60%, 11/23/15 (g)	24,235
26,000	Hyundai Capital America 1.63%, 10/02/15 (f)	26,194

Principal Amount ($)		Value ($)

DIVERSIFIED FINANCIALS (continued)
13,000	2.13%, 10/02/17 (f)	13,120
9,000	Jefferies Group LLC 5.13%, 01/20/23 (g)	9,547
10,000	6.50%, 01/20/43	10,696
21,000	John Deere Capital Corp., MTN 3.15%, 10/15/21 (g)	22,185
85,000	JPMorgan Chase & Co. 3.20%, 01/25/23 (g)	85,040
23,000	Morgan Stanley 3.75%, 02/25/23 (g)	23,296
19,000	4.75%, 03/22/17 (g)	20,977
39,000	4.88%, 11/01/22 (g)	41,424
25,000	Morgan Stanley, MTN 5.50%, 07/28/21	28,709
39,000	NYSE Euronext 2.00%, 10/05/17	39,915

		859,504

ENERGY - 0.9%
25,000	Anadarko Petroleum Corp. 6.20%, 03/15/40 (g)	30,412
16,000	Chesapeake Energy Corp. 3.25%, 03/15/16 (e)	16,220
14,000	DCP Midstream Operating LP 2.50%, 12/01/17	14,228
43,000	3.88%, 03/15/23 (g)	43,321
27,000	Denbury Resources, Inc. 6.38%, 08/15/21 (g)	29,565
19,000	8.25%, 02/15/20	21,375
23,000	Energy Transfer Equity LP 7.50%, 10/15/20	26,623
40,000	Energy Transfer Partners LP 3.60%, 02/01/23	39,887
22,000	6.50%, 02/01/42	25,225
14,000	Enterprise Products Operating LLC 4.45%, 02/15/43 (g)	13,517
30,000	Forest Oil Corp. 7.25%, 06/15/19 (g)	30,150
20,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/23 (g)	20,319
7,000	5.00%, 08/15/42	7,123
3,000	Linn Energy LLC 6.25%, 11/01/19 (f) (g)	3,083
25,000	8.63%, 04/15/20 (g)	27,688
28,000	Marathon Oil Corp. 2.80%, 11/01/22	27,390
14,000	Murphy Oil Corp. 2.50%, 12/01/17	14,073
25,000	3.70%, 12/01/22	24,336
10,000	Newfield Exploration Co. 5.63%, 07/01/24 (g)	10,350
30,000	5.75%, 01/30/22	32,250
18,000	Peabody Energy Corp. 6.25%, 11/15/21 (g)	18,810
14,000	Plains Exploration & Production Co. 6.50%, 11/15/20	15,540
18,000	Pride International, Inc. 6.88%, 08/15/20 (g)	22,600
30,000	Range Resources Corp. 5.75%, 06/01/21 (g)	32,325

See accompanying Notes to Financial Statements.	29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

ENERGY (continued)
14,000	Rockies Express Pipeline LLC 3.90%, 04/15/15 (f)	14,175
17,000	Rowan Cos., Inc. 5.40%, 12/01/42 (g)	17,036
27,000	Unit Corp. 6.63%, 05/15/21 (g)	28,417
14,000	Weatherford International, Inc. 6.35%, 06/15/17 (g)	16,069
41,000	Williams Cos., Inc. (The) 3.70%, 01/15/23	40,784
27,000	WPX Energy, Inc. 5.25%, 01/15/17	28,418

		691,309

FOOD, BEVERAGE & TOBACCO - 0.5%
56,000	Alliance One International, Inc. 10.00%, 07/15/16 (g)	59,430
32,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/23 (g)	31,701
28,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/22 (g)	27,579
19,000	5.38%, 11/15/14	20,422
17,000	Archer-Daniels-Midland Co. 4.02%, 04/16/43 (g)	16,342
13,000	Coca-Cola Co. (The) 3.30%, 09/01/21 (g)	14,109
28,000	ConAgra Foods, Inc. 1.90%, 01/25/18 (g)	28,309
27,000	Constellation Brands, Inc. 7.25%, 09/01/16	30,780
42,000	Diageo Investment Corp. 2.88%, 05/11/22 (g)	42,542
16,000	Hawk Acquisition Sub, Inc. 4.25%, 10/15/20 (e) (f)	16,040
17,000	Kraft Foods Group, Inc. 1.63%, 06/04/15 (g)	17,271
29,000	2.25%, 06/05/17 (g)	30,115
25,000	5.00%, 06/04/42	26,911
37,000	Philip Morris International, Inc. 2.50%, 05/16/16	38,970
13,000	3.88%, 08/21/42	12,114
14,000	4.13%, 03/04/43 (g)	13,578

		426,213

HEALTHCARE EQUIPMENT & SERVICES - 0.6%
21,000	Aetna, Inc. 1.50%, 11/15/17 (g)	21,073
21,000	Cardinal Health, Inc. 1.70%, 03/15/18	20,960
10,000	4.60%, 03/15/43	9,847
27,000	Cigna Corp. 2.75%, 11/15/16	28,527
38,000	4.00%, 02/15/22	41,125
14,000	5.38%, 02/15/42 (g)	15,890
10,000	DaVita HealthCare Partners, Inc. 5.75%, 08/15/22 (g)	10,437
30,000	6.38%, 11/01/18 (g)	31,987

Principal Amount ($)		Value ($)

HEALTHCARE EQUIPMENT & SERVICES (continued)
9,000	DENTSPLY International, Inc. 2.75%, 08/15/16	9,353
31,000	4.13%, 08/15/21	32,958
18,000	Express Scripts Holding Co. 2.65%, 02/15/17 (g)	18,872
46,000	3.13%, 05/15/16 (g)	48,629
14,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/21 (f) (g)	15,505
38,000	HCA, Inc. 6.50%, 02/15/20	42,964
10,000	Medtronic, Inc. 1.38%, 04/01/18 (g)	10,012
5,000	4.00%, 04/01/43	4,885
10,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	9,665
55,000	Roche Holdings, Inc. 6.00%, 03/01/19 (f)	68,491
50,000	UnitedHealth Group, Inc. 2.88%, 03/15/23 (g)	50,046
12,000	WellPoint, Inc. 1.88%, 01/15/18	12,168
7,000	3.70%, 08/15/21 (g)	7,406

		510,800

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
54,000	Revlon Consumer Products Corp. 5.75%, 02/15/21 (f) (g)	54,405

INSURANCE - 0.3%
38,000	American International Group, Inc. 4.88%, 06/01/22 (g)	43,070
30,000	Berkshire Hathaway Finance Corp. 1.60%, 05/15/17 (g)	30,626
28,000	Berkshire Hathaway, Inc. 1.55%, 02/09/18	28,381
28,000	4.50%, 02/11/43 (g)	28,345
21,000	CNA Financial Corp. 5.88%, 08/15/20 (g)	24,759
13,000	Genworth Financial, Inc. 7.70%, 06/15/20	15,437
18,000	Hartford Financial Services Group, Inc. 6.63%, 03/30/40 (g)	23,088
22,000	ING U.S., Inc. 2.90%, 02/15/18 (f)	22,340
14,000	Liberty Mutual Group, Inc. 6.50%, 05/01/42 (f) (g)	16,008
10,000	Prudential Financial, Inc. 5.20%, 03/15/44 (b) (g)	10,075
8,000	5.63%, 06/15/43 (b) (g)	8,320
15,000	Prudential Financial, Inc., MTN 5.63%, 05/12/41	17,138

		267,587

MATERIALS - 0.3%
27,000	Ashland, Inc. 3.00%, 03/15/16 (f) (g)	27,540
26,000	3.88%, 04/15/18 (f) (g)	26,422

30	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

MATERIALS (continued)
13,000	Dow Chemical Co. (The) 4.38%, 11/15/42	12,519
23,000	Eastman Chemical Co. 2.40%, 06/01/17 (g)	23,898
14,000	3.60%, 08/15/22 (g)	14,570
40,000	Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/18 (f) (g)	40,214
28,000	5.45%, 03/15/43 (f) (g)	27,774
32,000	Hexion U.S. Finance Corp. 6.63%, 04/15/20 (f)	32,240
16,000	Huntsman International LLC 4.88%, 11/15/20 (f) (g)	16,180

		221,357

MEDIA - 0.4%
32,000	CCO Holdings LLC 8.13%, 04/30/20	35,920
26,000	Comcast Corp. 2.85%, 01/15/23	25,968
13,000	4.25%, 01/15/33 (g)	13,130
13,000	4.50%, 01/15/43 (g)	13,117
9,000	COX Communications, Inc. 3.25%, 12/15/22 (f) (g)	9,162
6,000	4.70%, 12/15/42 (f)	5,928
48,000	DIRECTV Holdings LLC 4.75%, 10/01/14	50,795
15,000	5.15%, 03/15/42 (g)	14,550
14,000	Discovery Communications LLC 3.25%, 04/01/23 (g)	14,235
7,000	4.88%, 04/01/43 (g)	7,190
8,000	4.95%, 05/15/42 (g)	8,257
27,000	McClatchy Co. (The) 9.00%, 12/15/22 (f) (g)	29,430
9,000	News America, Inc. 6.65%, 11/15/37 (g)	11,155
38,000	Omnicom Group, Inc. 3.63%, 05/01/22	38,919
18,000	Time Warner Cable, Inc. 4.50%, 09/15/42 (g)	16,426
34,000	Viacom, Inc. 2.50%, 12/15/16	35,458

		329,640

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
37,000	AbbVie, Inc. 1.20%, 11/06/15 (f)	37,311
25,000	1.75%, 11/06/17 (f)	25,332
25,000	2.00%, 11/06/18 (f)	25,331
14,000	2.90%, 11/06/22 (f)	14,042
20,000	Agilent Technologies, Inc. 5.50%, 09/14/15	22,119
24,000	Amgen, Inc. 5.38%, 05/15/43 (g)	26,802
10,000	Mylan, Inc. 7.88%, 07/15/20 (f)	11,675
31,000	Novartis Capital Corp. 2.40%, 09/21/22 (g)	30,885

Principal Amount ($)		Value ($)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
14,000	Zoetis, Inc. 1.15%, 02/01/16 (f)	14,047
14,000	1.88%, 02/01/18 (f) (g)	14,107
14,000	3.25%, 02/01/23 (f) (g)	14,226

		235,877

REAL ESTATE - 0.1%
20,000	American Tower Corp. 3.50%, 01/31/23 (g)	19,877
33,000	DDR Corp. 4.63%, 07/15/22 (g)	35,763
28,000	Ventas Realty LP 2.70%, 04/01/20 (g)	28,136
17,000	Weingarten Realty Investors 3.50%, 04/15/23 (g)	16,951

		100,727

RETAILING - 0.1%
25,000	Amazon.com, Inc. 1.20%, 11/29/17 (g)	24,899
25,000	2.50%, 11/29/22	24,381
27,000	Tops Holding Corp. 8.88%, 12/15/17 (f)	29,767

		79,047

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
25,000	Intel Corp. 1.35%, 12/15/17	25,113
25,000	2.70%, 12/15/22 (g)	24,822
13,000	4.25%, 12/15/42 (g)	12,752

		62,687

SOFTWARE & SERVICES - 0.2%
30,000	Autodesk, Inc. 1.95%, 12/15/17 (g)	29,746
19,000	eBay, Inc. 1.35%, 07/15/17 (g)	19,230
13,000	2.60%, 07/15/22	13,017
16,000	4.00%, 07/15/42 (g)	14,741
19,000	GXS Worldwide, Inc. 9.75%, 06/15/15	19,784
64,000	Oracle Corp. 1.20%, 10/15/17	64,141

		160,659

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
27,000	Hewlett-Packard Co. 2.60%, 09/15/17 (g)	27,238
8,000	6.00%, 09/15/41 (g)	8,171
27,000	iGATE Corp. 9.00%, 05/01/16 (g)	29,531
8,000	Jabil Circuit, Inc. 4.70%, 09/15/22	8,010
46,000	Sanmina Corp. 7.00%, 05/15/19 (f)	48,300
27,000	Viasystems, Inc. 7.88%, 05/01/19 (f)	28,350

		149,600

See accompanying Notes to Financial Statements.	31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

TELECOMMUNICATION SERVICES - 0.4%
27,000	AT&T, Inc. 0.88%, 02/13/15 (g)	27,067
31,000	2.95%, 05/15/16 (g)	32,822
60,000	4.35%, 06/15/45 (f) (g)	56,011
8,000	5.55%, 08/15/41	8,851
8,000	Cincinnati Bell, Inc. 8.25%, 10/15/17 (g)	8,520
32,000	Crown Castle Towers LLC 6.11%, 01/15/40 (f)	39,205
33,000	Frontier Communications Corp. 7.13%, 03/15/19 (g)	35,805
29,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	31,972
16,000	MetroPCS Wireless, Inc. 6.25%, 04/01/21 (f) (g)	16,340
13,000	Verizon Communications, Inc. 2.45%, 11/01/22 (g)	12,321
20,000	3.85%, 11/01/42 (g)	17,370
27,000	Windstream Corp. 6.38%, 08/01/23 (f)	26,932

		313,216

TRANSPORTATION - 0.1%
32,000	CSX Corp. 4.25%, 06/01/21	36,050
26,000	United Parcel Service, Inc. 2.45%, 10/01/22 (g)	25,904

		61,954

UTILITIES - 0.6%
15,000	Arizona Public Service Co. 6.25%, 08/01/16	17,555
24,000	Dominion Resources, Inc. 1.95%, 08/15/16	24,770
44,000	DPL, Inc. 7.25%, 10/15/21	46,860
27,000	Duke Energy Corp. 1.63%, 08/15/17 (g)	27,268
62,000	3.05%, 08/15/22 (g)	63,247
34,000	Exelon Corp. 4.90%, 06/15/15	36,823
18,000	Florida Power & Light Co. 4.13%, 02/01/42	18,429
37,000	Great Plains Energy, Inc. 4.85%, 06/01/21	41,398
40,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/36	49,884
43,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/15 (g)	44,665
24,000	Nisource Finance Corp. 3.85%, 02/15/23	24,812
15,000	Oglethorpe Power Corp. 5.38%, 11/01/40	17,230
14,000	Pacific Gas & Electric Co. 6.05%, 03/01/34	17,569

Principal Amount ($)		Value ($)

UTILITIES (continued)
2,000	PacifiCorp 6.25%, 10/15/37	2,678

		433,188

	Total Corporate Bonds & Notes (Cost $5,713,141)	5,880,055

FOREIGN CORPORATE BONDS & NOTES - 3.3%

BANKS - 1.2%
10,000	Banco Mercantil del Norte SA 6.86%, 10/13/21 (b) (f)	10,700
150,000	Caixa Economica Federal 2.38%, 11/06/17 (g)	146,100
40,000	Central American Bank for Economic Integration 5.38%, 09/24/14 (f)	42,503
26,000	Corp. Andina de Fomento 4.38%, 06/15/22 (g)	28,355
100,000	European Investment Bank 0.88%, 12/15/14	100,892
100,000	Industry & Construction Bank St. Petersburg OJSC Via Or-ICB for Industry 5.01%, 09/29/15 (b)	102,750
65,000	KFW 2.00%, 10/04/22	64,201
15,000	4.50%, 07/16/18	17,615
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/16 (f)	107,386
39,000	Royal Bank of Canada 1.20%, 09/19/17 (g)	39,169
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/18 (f)	117,000
200,000	Standard Chartered PLC 3.95%, 01/11/23 (f) (g)	199,589

		976,260

CAPITAL GOODS - 0.1%
11,000	Bombardier, Inc. 4.25%, 01/15/16 (f) (g)	11,467
3,000	5.75%, 03/15/22 (f) (g)	3,094
61,000	7.75%, 03/15/20 (f)	70,455

		85,016

CONSUMER SERVICES - 0.1%
28,000	Carnival Corp. 1.20%, 02/05/16 (g)	28,056
15,000	NCL Corp., Ltd. 5.00%, 02/15/18 (f)	15,356

		43,412

DIVERSIFIED FINANCIALS - 0.4%
38,000	Invesco Finance PLC 3.13%, 11/30/22	38,863
43,000	Nomura Holdings, Inc. 2.00%, 09/13/16	42,930

32	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

DIVERSIFIED FINANCIALS (continued)
100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/24 (f)	135,250
63,000	Woodside Finance, Ltd. 4.50%, 11/10/14 (f)	66,516

		283,559

ENERGY - 0.8%
13,000	BP Capital Markets PLC 2.25%, 11/01/16 (g)	13,537
57,000	2.50%, 11/06/22 (g)	55,598
6,000	Ecopetrol SA 7.63%, 07/23/19	7,545
100,000	Korea National Oil Corp. 2.88%, 11/09/15 (f)	104,346
31,000	Nexen, Inc. 6.40%, 05/15/37	40,184
95,000	Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/21 (f)	104,975
12,000	Petrobras International Finance Co. 2.88%, 02/06/15 (g)	12,279
38,000	3.50%, 02/06/17 (g)	39,330
17,000	3.88%, 01/27/16 (g)	17,875
41,000	Schlumberger Investment SA 2.40%, 08/01/22 (f) (g)	40,512
14,000	Talisman Energy, Inc. 3.75%, 02/01/21	14,584
21,000	6.25%, 02/01/38 (g)	23,807
27,000	Total Capital Canada, Ltd. 1.45%, 01/15/18 (g)	27,275
69,000	Total Capital International SA 1.55%, 06/28/17 (g)	70,195
7,000	Transocean, Inc. 3.80%, 10/15/22 (g)	6,909
7,000	6.50%, 11/15/20	8,102
23,000	Weatherford International, Ltd. 4.50%, 04/15/22	23,735
22,000	5.95%, 04/15/42 (g)	22,755
7,000	6.75%, 09/15/40	7,737

		641,280

FOOD, BEVERAGE & TOBACCO - 0.3%
40,000	Diageo Capital PLC 1.50%, 05/11/17 (g)	40,592
26,000	Heineken NV 1.40%, 10/01/17 (f)	25,910
200,000	Imperial Tobacco Finance PLC 3.50%, 02/11/23 (f) (g)	202,186

		268,688

MATERIALS - 0.2%
20,000	Agrium, Inc. 3.15%, 10/01/22	19,307
16,000	Corp. Nacional del Cobre de Chile 4.25%, 07/17/42 (f) (g)	14,773
6,000	5.63%, 09/21/35 (f)	6,763
18,000	Kinross Gold Corp. 6.88%, 09/01/41 (g)	18,614

Principal Amount ($)		Value ($)

MATERIALS (continued)
25,000	Xstrata Finance Canada, Ltd. 2.45%, 10/25/17 (f)	25,368
14,000	4.00%, 10/25/22 (f)	14,128
33,258	5.80%, 11/15/16 (f)	37,896

		136,849

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
22,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 (g)	22,103

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
11,000	Flextronics International, Ltd. 4.63%, 02/15/20 (f) (g)	11,165
3,000	Seagate HDD Cayman 7.00%, 11/01/21	3,270

		14,435

UTILITIES - 0.2%
20,000	AES Panama SA 6.35%, 12/21/16 (f)	22,200
6,000	Empresa de Energia de Bogota SA 6.13%, 11/10/21 (f) (g)	6,720
100,000	Majapahit Holding BV 7.25%, 06/28/17 (f)	116,500
25,000	TransAlta Corp. 4.50%, 11/15/22 (g)	25,421

		170,841

	Total Foreign Corporate Bonds & Notes (Cost $2,572,754)	2,642,443

MUNICIPAL BONDS & NOTES - 0.2%
15,000	American Municipal Power, Inc. OH 6.27%, 02/15/50	17,933
28,000	Municipal Electric Authority of Georgia 6.64%, 04/01/57	33,132
10,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/39	11,505
35,000	Port Authority of New York & New Jersey 4.46%, 10/01/62	34,986
20,000	South Carolina State Public Service Authority 6.45%, 01/01/50	25,983
25,000	State of California 5.70%, 11/01/21	30,345

	Total Municipal Bonds & Notes (Cost $137,726)	153,884

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
43,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/43 (f)	43,327
405	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/18 (c)	386

See accompanying Notes to Financial Statements.	33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
27,803	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.29%, 10/25/35 (b)	1,144
4,793	CSMC Mortgage-Backed Trust Series 2006-1, Class CB1 5.43%, 02/25/36 (b)	—
30,000	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFX 5.48%, 03/10/39	32,730
10,000	GS Mortgage Securities Corp. II Series 2013-KYO, Class D 2.80%, 11/08/29 (b) (f)	10,090
16,902	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/18 (a)	1,464
55,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/41 (b)	57,277
132,535	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/36	1,730

	Total Non-Agency Collateralized Mortgage Obligations (Cost $304,843)	148,148

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 1.6%
20,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/49 (b)	22,052
10,000	Series 2006-4, Class AM 5.68%, 07/10/46	11,348
20,000	Series 2008-1, Class A4 6.19%, 02/10/51 (b)	24,054
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4 5.19%, 09/10/47 (b)	43,995
30,000	Series 2005-1, Class AJ 5.20%, 11/10/42 (b)	32,208
34,823	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18, Class A4 4.93%, 02/13/42 (b)	37,252
14,403	Series 2006-PW11, Class A2 5.40%, 03/11/39 (b)	14,543
25,000	Series 2006-T22, Class AJ 5.58%, 04/12/38 (b)	27,550
40,000	Series 2006-T22, Class AM 5.58%, 04/12/38 (b)	44,475
25,000	Series 2007-PW17, Class AM 5.89%, 06/11/50 (b)	29,017
30,000	Series 2007-PW18, Class AMA 6.09%, 06/11/50 (b)	34,123

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
20,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AJ 5.48%, 10/15/49	19,961
20,000	Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A4 4.98%, 05/10/43 (b)	21,502
10,000	Series 2006-C5, Class AM 5.34%, 12/15/39	11,041
40,000	Series 2006-C8, Class AM 5.35%, 12/10/46	45,023
30,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/44	31,893
10,000	Series 2011-GC5, Class B 5.31%, 08/10/44 (b) (f)	11,706
50,000	Series 2006-GG8, Class AM 5.59%, 11/10/39	56,557
10,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class D 4.43%, 12/15/47 (b) (f)	9,844
30,000	Series 2005-CB11, Class A4 5.34%, 08/12/37 (b)	32,213
45,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class AS 4.27%, 06/15/45	49,440
60,000	Series 2007-CB18, Class A4 5.44%, 06/12/47	68,355
50,000	Series 2007-LD11, Class A4 5.81%, 06/15/49 (b)	57,712
20,000	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/46 (b)	21,298
30,000	LB Commercial Mortgage Trust Series 2007-C3, Class AM 5.86%, 07/15/44 (b)	34,751
367,801	LB-UBS Commercial Mortgage Trust Series 2004-C8, Class XCL 0.78%, 12/15/39 (a) (b) (f)	3,572
30,000	Series 2005-C5, Class A4 4.95%, 09/15/30	32,421
40,000	Series 2006-C1, Class A4 5.16%, 02/15/31	44,104
10,000	Series 2006-C4, Class A4 5.87%, 06/15/38 (b)	11,372
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/46 (b)	61,979
20,000	Morgan Stanley Capital I Trust Series 2006-T21, Class A4 5.16%, 10/12/52 (b)	22,003
25,000	Series 2006-T21, Class AJ 5.27%, 10/12/52 (b)	27,193
20,000	Series 2006-IQ11, Class B 5.68%, 10/15/42 (b)	17,898

34	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
20,000	Series 2006-T23, Class A4 5.82%, 08/12/41 (b)	22,881
30,000	Series 2007-IQ16, Class AMA 6.09%, 12/12/49 (b)	35,052
20,000	Morgan Stanley, Bank of America, Merrill Lynch Trust Series 2013-C8, Class D 4.17%, 12/15/48 (b) (f)	18,186
30,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.34%, 11/15/48	33,934
40,000	Series 2006-C23, Class AM 5.47%, 01/15/45 (b)	44,536
40,000	Series 2006-C28, Class AM 5.60%, 10/15/48 (b)	44,972
10,000	Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C 4.69%, 10/15/45 (b)	10,721
25,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.25%, 06/15/44 (b) (f)	26,642

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,206,189)	1,249,379

SOVEREIGN BONDS - 0.5%
10,000	Chile Government International Bond 3.63%, 10/30/42 (g)	9,290
10,000	El Salvador Government International Bond 7.65%, 06/15/35 (f)	11,515
10,000	Hungary Government International Bond 4.13%, 02/19/18	9,600
14,000	6.25%, 01/29/20	14,368
2,000	7.63%, 03/29/41	2,050
2,000	Lebanon Government International Bond, MTN 4.00%, 12/31/17	2,000
7,000	5.15%, 11/12/18	6,983
7,000	6.10%, 10/04/22	7,088
6,000	Mexico Government International Bond 5.75%, 10/12/10 (h)	6,612
10,000	Mexico Government International Bond, MTN 4.75%, 03/08/44 (g)	10,400
6,000	Panama Government International Bond 6.70%, 01/26/36	8,025
11,000	Peruvian Government International Bond 6.55%, 03/14/37 (g)	14,960
100,000	Philippine Government International Bond 6.38%, 01/15/32	129,500

Principal Amount ($)		Value ($)

SOVEREIGN BONDS (continued)
4,000	Poland Government International Bond 3.00%, 03/17/23 (g)	3,884
24,000	5.00%, 03/23/22	27,478
4,000	6.38%, 07/15/19	4,924
8,000	Romanian Government International Bond 4.38%, 08/22/23 (f)	7,873
12,000	6.75%, 02/07/22 (f) (g)	14,010
4,614	Russian Foreign Bond - Eurobond 7.50%, 03/31/30	5,725
81,000	Turkey Government International Bond 6.88%, 03/17/36	100,136
15,558	Uruguay Government International Bond 6.88%, 09/28/25	20,692
2,087	Vietnam Government International Bond 1.26%, 03/12/16 (b)	1,931

	Total Sovereign Bonds (Cost $385,744)	419,044

U.S. GOVERNMENT AGENCIES - 0.2%
155,000	Federal Home Loan Mortgage Corp. 2.38%, 01/13/22 (g)	161,644

	Total U.S. Government Agencies (Cost $160,374)	161,644

U.S. TREASURIES - 7.1%
699,300	U.S. Treasury Bonds 2.75%, 11/15/42 (g)	648,273
994,600	3.00%, 05/15/42 (g)	973,931
425,000	5.38%, 02/15/31 (g)	591,281
11,800	U.S. Treasury Notes 0.13%, 12/31/14 (g)	11,782
1,228,700	0.63%, 09/30/17	1,226,492
1,547,000	0.88%, 02/28/17	1,567,063
507,200	0.88%, 01/31/18 (g)	510,568
141,600	1.63%, 11/15/22 (g)	139,111

	Total U.S. Treasuries (Cost $5,660,991)	5,668,501

	Total Bonds & Notes (Cost $23,103,055)	23,448,640

Shares

Domestic Equity - 34.9%

COMMON STOCKS - 34.9%

AUTOMOBILES & COMPONENTS - 0.2%
9,643	Ford Motor Co.	126,805

BANKS - 1.0%
25,892	Regions Financial Corp.	212,056
15,764	Wells Fargo & Co.	583,110

		795,166

See accompanying Notes to Financial Statements.	35

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

COMMON STOCKS (continued)

CAPITAL GOODS - 1.8%
1,786	Boeing Co. (The)	153,328
714	Cummins, Inc. (g)	82,688
3,140	Deere & Co. (g)	269,977
6,693	Dover Corp. (g)	487,786
5,773	Honeywell International, Inc. (g)	434,996

		1,428,775

CONSUMER DURABLES & APPAREL - 0.0%
801	MDC Holdings, Inc. (g)	29,357

CONSUMER SERVICES - 0.5%
1,747	Darden Restaurants, Inc. (g)	90,285
3,222	Las Vegas Sands Corp.	181,560
1,337	McDonald’s Corp. (g)	133,285

		405,130

DIVERSIFIED FINANCIALS - 3.1%
5,195	American Express Co. (g)	350,455
4,390	Ameriprise Financial, Inc.	323,323
1,934	Charles Schwab Corp. (The) (g)	34,212
7,032	Citigroup, Inc.	311,096
8,560	CME Group, Inc. (g)	525,498
361	Franklin Resources, Inc. (g)	54,442
1,633	Goldman Sachs Group, Inc. (The)	240,296
6,225	JPMorgan Chase & Co.	295,439
5,242	State Street Corp.	309,750

		2,444,511

ENERGY - 2.4%
4,579	Anadarko Petroleum Corp.	400,434
4,924	Chevron Corp.	585,070
1,536	Exxon Mobil Corp.	138,409
4,999	Halliburton Co.	202,010
1,589	Hess Corp. (g)	113,788
7,785	Marathon Oil Corp.	262,510
2,690	Occidental Petroleum Corp.	210,815

		1,913,036

FOOD & STAPLES RETAILING - 0.2%
2,928	CVS Caremark Corp.	161,011

FOOD, BEVERAGE & TOBACCO - 2.6%
1,820	Altria Group, Inc.	62,590
5,638	Archer-Daniels-Midland Co. (g)	190,170
5,000	Coca-Cola Enterprises, Inc.	184,600
1,565	Kraft Foods Group, Inc. (g)	80,644
12,856	Mondelez International, Inc., Class A (g)	393,522
11,754	PepsiCo, Inc.	929,859
2,015	Philip Morris International, Inc. (g)	186,811

		2,028,196

HEALTHCARE EQUIPMENT & SERVICES - 1.4%
2,571	Cardinal Health, Inc.	107,005
3,653	DENTSPLY International, Inc. (g)	154,960
8,087	Express Scripts Holding Co. (i)	466,216
4,821	Medtronic, Inc.	226,394
750	Stryker Corp. (g)	48,930

Shares		Value ($)

HEALTHCARE EQUIPMENT & SERVICES (continued)
1,543	UnitedHealth Group, Inc. (g)	88,275

		1,091,780

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
2,024	Clorox Co. (The) (g)	179,185
1,517	Kimberly-Clark Corp. (g)	148,635

		327,820

INSURANCE - 0.7%
6,714	American International Group, Inc. (g) (i)	260,637
2,699	Prudential Financial, Inc.	159,214
1,456	Travelers Cos., Inc. (The)	122,581

		542,432

MATERIALS - 0.9%
2,768	Allegheny Technologies, Inc. (g)	87,773
1,165	E.I. du Pont de Nemours & Co. (g)	57,272
3,437	Monsanto Co.	363,050
1,044	PPG Industries, Inc.	139,834
906	Praxair, Inc.	101,055

		748,984

MEDIA - 2.4%
1,786	CBS Corp., Class B (g)	83,388
5,357	Comcast Corp., Class A	225,048
6,446	Comcast Corp., Special Class A (g)	255,390
4,726	Discovery Communications, Inc., Class C (i)	328,646
932	Interpublic Group of Cos., Inc. (The) (g)	12,144
5,800	Liberty Global, Inc., Series C (g) (i)	398,054
3,500	Omnicom Group, Inc. (g)	206,150
6,609	Time Warner, Inc. (g)	380,811
446	Walt Disney Co. (The) (g)	25,333

		1,914,964

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
3,571	Agilent Technologies, Inc.	149,875
3,414	Amgen, Inc.	349,969
5,212	Bristol-Myers Squibb Co. (g)	214,682
9,194	Gilead Sciences, Inc. (g) (i)	449,862
9,101	Johnson & Johnson (g)	742,005
2,184	Merck & Co., Inc.	96,598
3,214	PerkinElmer, Inc.	108,119
21,911	Pfizer, Inc.	632,352

		2,743,462

REAL ESTATE - 0.7%
3,222	American Tower Corp., REIT	247,836
1,821	HCP, Inc., REIT	90,795
218	Public Storage, REIT (g)	33,206
1,301	Rayonier, Inc., REIT	77,631
668	Simon Property Group, Inc., REIT	105,918

		555,386

RETAILING - 1.8%
601	Amazon.com, Inc. (i)	160,160
179	AutoZone, Inc. (g) (i)	71,022
5,027	Dick’s Sporting Goods, Inc. (g)	237,777
1,173	Genuine Parts Co. (g)	91,494
1,893	Home Depot, Inc. (The)	132,094

36	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

COMMON STOCKS (continued)

RETAILING (continued)
14,704	Lowe’s Cos., Inc.	557,576
2,678	Macy’s, Inc.	112,047
1,518	Target Corp. (g)	103,907

		1,466,077

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
2,322	Altera Corp. (g)	82,361
1,339	Analog Devices, Inc.	62,250
5,387	Intel Corp. (g)	117,706
2,111	Microchip Technology, Inc. (g)	77,600
3,897	Texas Instruments, Inc. (g)	138,266

		478,183

SOFTWARE & SERVICES - 4.4%
7,991	eBay, Inc. (i)	433,272
487	Google, Inc., Class A (i)	386,693
1,881	International Business Machines Corp.	401,217
3,438	Intuit, Inc. (g)	225,705
27,836	Microsoft Corp.	796,388
12,461	Oracle Corp.	402,989
10,129	Paychex, Inc. (g)	355,224
2,449	Visa, Inc., Class A (g)	415,938
8,165	Western Union Co. (The) (g)	122,801

		3,540,227

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
2,206	Apple, Inc.	976,442
31,944	Cisco Systems, Inc.	667,949
14,090	EMC Corp. (g) (i)	336,610
15,502	QUALCOMM, Inc.	1,037,859

		3,018,860

TELECOMMUNICATION SERVICES - 0.5%
6,329	AT&T, Inc.	232,211
2,780	Verizon Communications, Inc. (g)	136,637

		368,848

TRANSPORTATION - 1.3%
6,143	CSX Corp. (g)	151,302
1,138	Union Pacific Corp. (g)	162,063
8,475	United Parcel Service, Inc., Class B (g)	728,002

		1,041,367

UTILITIES - 0.8%
5,357	AES Corp. (g)	67,337
1,590	American Water Works Co., Inc. (g)	65,890
5,571	Calpine Corp. (g) (i)	114,763
2,370	Dominion Resources, Inc. (g)	137,886
1,607	NextEra Energy, Inc. (g)	124,832
2,854	Southern Co. (The) (g)	133,910

		644,618

	Total Common Stocks (Cost $22,897,189)	27,814,995

	Total Domestic Equity (Cost $22,897,189)	27,814,995

Shares		Value ($)

Foreign Equity - 21.7%

COMMON STOCKS - 21.5%

AUTOMOBILES & COMPONENTS - 0.9%
8,700	Bridgestone Corp. (g)	291,481
8,606	Toyota Motor Corp. (g)	441,650

		733,131

BANKS - 2.0%
5,500	Bangkok Bank PCL, NVDR	41,694
19,858	Bank of Yokohama, Ltd. (The)	114,898
50,631	Barclays PLC	223,838
4,452	BNP Paribas SA	228,901
32,839	HSBC Holdings PLC	350,297
1,803	ICICI Bank, Ltd., ADR (g)	77,349
33,068	Intesa Sanpaolo SpA	48,492
41,700	Mitsubishi UFJ Financial Group, Inc. (g)	250,147
9,530	Standard Chartered PLC	246,511

		1,582,127

CAPITAL GOODS - 2.2%
3,518	ABB, Ltd., ADR	80,070
4,659	Alfa Laval AB	107,554
3,749	Assa Abloy AB, Class B	153,431
4,050	Eaton Corp. PLC	248,063
828	European Aeronautic Defence and Space Co. NV	42,210
1,100	FANUC Corp.	168,358
2,999	JGC Corp. (g)	76,745
11,000	Kubota Corp. (g)	158,881
1,309	Larsen & Toubro, Ltd., GDR	32,856
15,000	Mitsubishi Heavy Industries, Ltd.	86,471
4,200	Mitsui & Co., Ltd. (g)	58,877
6,457	Safran SA	288,500
484	Schneider Electric SA	35,426
792	Siemens AG	85,459
2,654	Vallourec SA	127,800

		1,750,701

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
3,107	Aggreko PLC	84,072
19,185	Brambles, Ltd.	169,411
10,997	Capita PLC	150,119
5,141	Experian PLC	88,992
1,244	Intertek Group PLC	64,092
1,554	Nielsen Holdings NV	55,664

		612,350

CONSUMER DURABLES & APPAREL - 0.6%
4,154	Luxottica Group SpA	208,619
725	LVMH Moet Hennessy Louis Vuitton SA	124,657
192	Swatch Group AG (The)	111,921

		445,197

DIVERSIFIED FINANCIALS - 0.8%
3,508	Deutsche Bank AG	137,008
23,681	ING Groep NV (i)	168,373

See accompanying Notes to Financial Statements.	37

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Shares		Value ($)

Foreign Equity (continued)

COMMON STOCKS (continued)

DIVERSIFIED FINANCIALS (continued)
12,091	Invesco, Ltd.	350,156

		655,537

ENERGY - 2.0%
5,731	BG Group PLC	98,248
1,974	Cenovus Energy, Inc.	61,127
3,298	Eni SpA	74,239
2,038	Royal Dutch Shell PLC, ADR	132,796
6,827	Royal Dutch Shell PLC, Class A	220,702
9,565	Schlumberger, Ltd.	716,323
7,753	Subsea 7 SA	181,446
1,759	Total SA	84,375

		1,569,256

FOOD, BEVERAGE & TOBACCO - 1.3%
1,464	Anheuser-Busch InBev NV	145,224
10,238	Diageo PLC	322,577
888	Diageo PLC, ADR	111,746
5,002	Nestle SA	362,625
3,297	Unilever NV	135,287

		1,077,459

HEALTHCARE EQUIPMENT & SERVICES - 1.4%
1,665	Cie Generale d’Optique Essilor International SA	185,474
11,389	Covidien PLC	772,630
1,498	Fresenius SE & Co. KGaA	185,221

		1,143,325

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
4,587	Svenska Cellulosa AB, Class B	118,520
4,448	Unicharm Corp. (g)	254,050

		372,570

INSURANCE - 1.9%
3,649	ACE, Ltd.	324,651
76,871	AIA Group, Ltd.	335,701
7,582	AXA SA	130,560
14,688	Prudential PLC	237,527
5,200	Sony Financial Holdings, Inc. (g)	77,430
7,900	Tokio Marine Holdings, Inc. (g)	227,203
563	Zurich Insurance Group AG	157,078

		1,490,150

MATERIALS - 1.9%
6,720	BHP Billiton PLC	195,406
3,278	HeidelbergCement AG	235,972
1,843	Linde AG	343,274
3,134	LyondellBasell Industries NV, Class A	198,351
2,726	Potash Corp. of Saskatchewan, Inc.	107,060
3,737	Rio Tinto PLC	175,057
563	Syngenta AG	235,438

		1,490,558

Shares		Value ($)

MEDIA - 0.2%
11,800	WPP PLC	187,957

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
2,700	Astellas Pharma, Inc. (g)	145,309
1,659	Bayer AG	171,427
2,454	CSL, Ltd.	151,535
9,400	GlaxoSmithKline PLC	219,597
2,257	GlaxoSmithKline PLC, ADR (g)	105,876
1,510	Novartis AG	107,555
3,552	Novartis AG, ADR	253,044
1,162	Roche Holding AG	271,189

		1,425,532

REAL ESTATE - 0.3%
900	Daito Trust Construction Co., Ltd. (g)	77,154
7,000	Mitsubishi Estate Co., Ltd.	197,373

		274,527

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
166	Samsung Electronics Co., Ltd.	225,292
14,327	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (g)	246,281

		471,573

SOFTWARE & SERVICES - 1.0%
4,563	Baidu, Inc., ADR (g) (i)	400,175
1,332	Cap Gemini SA	60,720
3,860	SAP AG	309,789

		770,684

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,834	Hexagon AB, Class B	131,965
700	Murata Manufacturing Co., Ltd.	52,712
17,521	Telefonaktiebolaget LM Ericsson, Class B	218,810

		403,487

TELECOMMUNICATION SERVICES - 0.6%
5,700	Softbank Corp. (g)	261,902
72,857	Vodafone Group PLC	206,435

		468,337

UTILITIES - 0.2%
16,261	National Grid PLC	188,890

	Total Common Stocks (Cost $14,877,043)	17,113,348

PREFERRED STOCKS - 0.2%

AUTOMOBILES & COMPONENTS - 0.2%
924	Volkswagen AG	183,909

	Total Preferred Stocks (Cost $165,912)	183,909

	Total Foreign Equity (Cost $15,042,955)	17,297,257

38	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Shares		Value ($)
Exchange-Traded Funds - 4.2%

DIVERSIFIED FINANCIALS - 3.8%
4,006	Financial Select Sector SPDR Fund, ETF	72,869
69,545	Vanguard FTSE Emerging Markets, ETF	2,982,785

		3,055,654

INDUSTRIALS - 0.4%
6,916	Industrial Select Sector SPDR Fund, ETF (g)	288,605

	Total Exchange-Traded Funds (Cost $3,192,932)	3,344,259

Investment Companies - 24.5%
19,574,668	State Street Navigator Prime Securities Lending Portfolio (j)	19,574,668

	Total Investment Companies (Cost $19,574,668)	19,574,668

Total Investments - 114.7%		91,479,819

(Cost $83,810,799)
Other Assets & Liabilities, Net - (14.7)%		(11,750,649)

Net Assets - 100.0%		79,729,170

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2013.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2013, these securities amounted to $2,900,765 or 3.6% of net assets.
(g)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $19,182,357. The loaned securities were secured with cash and securities collateral of $19,585,874. Collateral is calculated based on prior day’s prices. See Note 5.
(h)	The actual maturity date of this security is 10/12/2110.
(i)	Non-income producing security.
(j)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
MTN	Medium-Term Note
NVDR	Non-Voting Depository Receipts
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $350,000 was pledged as collateral, open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	June 2013	17	$3,400,000	$94
5 Yr. U.S. Treasury Notes	June 2013	19	1,900,000	1,768
DJ Euro STOXX 50 Index	June 2013	1	32,796	(1,289)
FTSE 100 Index	June 2013	1	96,437	(1,235)
S&P 500 Emini Index	June 2013	6	468,810	5,472
S&P MidCap 400 Emini Index	June 2013	23	2,647,300	49,496

				54,306

Short Futures:
10 Yr. U.S. Treasury Notes	June 2013	28	2,800,000	(14,710)
30 Yr. U.S. Treasury Bonds	June 2013	4	400,000	(6,886)
S&P 500 Emini Index	June 2013	1	78,135	(600)
Ultra Long U.S. Treasury Bonds	June 2013	13	1,300,000	2,316

				(19,880)

				$34,426

The Fund invested in the following countries as of March 31, 2013:

Country	Percentage (based on Total Investments)
United States	79.0%
United Kingdom	4.3%
Japan	3.3%
Switzerland	2.1%
Germany	1.9%
France	1.5%
Ireland	1.2%
Netherlands	0.9%
Sweden	0.8%
Canada	0.6%

See accompanying Notes to Financial Statements.	39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Total Return Fund

Country	Percentage (based on Total Investments)
Luxembourg	0.5%
South Korea	0.5%
China	0.4%
Australia	0.4%
Hong Kong	0.4%
Italy	0.4%
Philippines	0.3%
Taiwan	0.3%
Cayman Islands	0.2%
Supranational	0.2%
Brazil	0.2%
Belgium	0.2%
India	0.1%
Turkey	0.1%
Bermuda	0.1%
Panama	0.1%
Thailand	0.0%
Poland	0.0%
Chile	0.0%
Mexico	0.0%
Hungary	0.0%
Israel	0.0%
Romania	0.0%
Uruguay	0.0%
Lebanon	0.0%
Peru	0.0%
Colombia	0.0%
El Salvador	0.0%
Singapore	0.0%
Russia	0.0%
Vietnam	0.0%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Energy	3.6%	1.6%	5.2%
Software & Services	4.0%	0.8%	4.8%
Pharmaceuticals, Biotechnology & Life Sciences	3.2%	1.6%	4.8%
Diversified Financials	4.0%	0.6%	4.6%
Food, Beverage & Tobacco	2.7%	1.5%	4.2%
Capital Goods	1.9%	2.0%	3.9%
Technology Hardware & Equipment	3.5%	0.5%	4.0%
Banks	1.1%	2.8%	3.9%
Healthcare Equipment & Services	1.7%	1.3%	3.0%
Materials	1.1%	1.8%	2.9%
Media	2.5%	0.2%	2.7%
Insurance	0.9%	1.6%	2.5%
Retailing	1.7%	0.0%	1.7%
Utilities	1.2%	0.4%	1.6%
Telecommunication Services	0.7%	0.5%	1.2%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Automobiles & Components	0.2%	1.0%	1.2%
Transportation	1.2%	0.0%	1.2%
Semiconductors & Semiconductor Equipment	0.6%	0.5%	1.1%
Real Estate	0.7%	0.3%	1.0%
Household & Personal Products	0.4%	0.4%	0.8%
Commercial & Professional Services	0.2%	0.6%	0.8%
Consumer Services	0.6%	0.1%	0.7%
Consumer Durables & Apparel	0.1%	0.5%	0.6%
Food & Staples Retailing	0.2%	0.0%	0.2%

			58.6%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed	7.3%
U.S. Treasuries	6.2%
Non-Agency Collateralized Mortgage-Backed Securities	1.4%
Sovereign Bonds Total	0.4%
Agency Collateralized Mortgage Obligations	0.3%
Non-Agency Collateralized Mortgage Obligations	0.2%
U.S. Government Agency	0.2%
Municipal Bonds & Notes	0.2%
Asset-Backed Securities Total	0.1%

16.3%

Other Instruments	Percentage (based on Total Investments)
Exchange-Traded Funds	3.7%
Investment Companies	21.4%

25.1%

100.0%

40	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes - 96.1%

ALASKA - 1.6%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/27	580,430

ARIZONA - 1.7%
500,000	Arizona Department of Transportation State Highway Fund 5.00%, 07/01/23	616,515

CALIFORNIA - 9.5%
1,000,000	California State Department of Water Resources 5.00%, 12/01/21	1,268,390
1,160,000	Los Angeles, CA Harbor Department 5.00%, 08/01/26	1,364,334
33,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/19	36,677
105,000	9.00%, 04/01/13	105,000
500,000	State of California 5.25%, 04/01/35	570,330

		3,344,731

COLORADO - 0.8%
230,000	Metro Wastewater Reclamation District, CO 5.00%, 04/01/27	275,446

CONNECTICUT - 6.9%
500,000	South Central Connecticut Regional Water Authority Insured: GO OF AUTH 5.00%, 08/01/33	576,860
500,000	State of Connecticut 5.00%, 01/01/22	613,545
1,000,000	Town of Fairfield, CT 5.00%, 01/01/21	1,247,530

		2,437,935

DISTRICT OF COLUMBIA - 3.2%
500,000	District of Columbia 5.00%, 04/01/30 (a)	582,585
500,000	5.00%, 10/01/30	537,540

		1,120,125

FLORIDA - 1.3%
55,000	City of Gainesville, FL Utilities System 8.13%, 10/01/14	59,020
250,000	City of Tampa, FL 5.00%, 10/01/27	295,675
105,000	State of Florida 10.00%, 07/01/14	111,980

		466,675

GEORGIA - 6.9%
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/30	682,620
1,000,000	Municipal Electric Authority of Georgia 5.25%, 01/01/19	1,208,700

Principal Amount ($)		Value ($)

GEORGIA (continued)
500,000	State of Georgia 4.50%, 01/01/29	567,500

		2,458,820

HAWAII - 5.3%
500,000	State of Hawaii Insured: AGM 5.75%, 02/01/14	522,595
1,135,000	State of Hawaii Airports System 5.25%, 07/01/24	1,357,222

		1,879,817

INDIANA - 2.4%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/27	585,620
240,000	Indiana Toll Road Commission 9.00%, 01/01/15	264,929

		850,549

KENTUCKY - 1.6%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/27	568,310

MAINE - 1.7%
500,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/21	587,320

MARYLAND - 4.4%
750,000	County of Montgomery, MD 5.00%, 07/01/21	948,855
500,000	State of Maryland 5.00%, 11/01/18	609,450

		1,558,305

MASSACHUSETTS - 0.2%
50,000	Massachusetts Port Authority 13.00%, 07/01/13	51,555

MICHIGAN - 1.6%
500,000	Lansing Board of Water & Light, MI 5.00%, 07/01/37	563,585

MINNESOTA - 0.2%
55,000	Western Minnesota Municipal Power Agency 6.63%, 01/01/16	60,536

MISSISSIPPI - 1.5%
500,000	State of Mississippi 5.50%, 09/01/14	536,360

MISSOURI - 6.7%
1,500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/21	1,849,005
500,000	Missouri Joint Municipal Electric Utility Commission 5.75%, 01/01/29	536,485

		2,385,490

See accompanying Notes to Financial Statements.	41

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes (continued)

NEW JERSEY - 1.7%
125,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/16	139,475
250,000	New Jersey Economic Development Authority 4.00%, 03/01/29	260,813
20,000	New Jersey State Turnpike Authority Insured: AMBAC-TCRS 6.50%, 01/01/16	23,231
20,000	Insured: AMBAC-TCRS 6.50%, 01/01/16	22,952
15,000	Insured: AMBAC-TCRS 6.50%, 01/01/16	17,445
120,000	Insured: AMBAC-TCRS-BNY 6.50%, 01/01/16	130,402

		594,318

NEW MEXICO - 1.7%
500,000	New Mexico Finance Authority 5.00%, 06/15/18	602,215

NEW YORK - 11.0%
500,000	Brooklyn Arena Local Development Corp., NY 6.00%, 07/15/30	598,200
500,000	New York City, NY Municipal Water Finance Authority 5.00%, 06/15/34	575,895
500,000	New York State Dormitory Authority 6.50%, 12/01/21	579,460
325,000	7.38%, 07/01/16	363,044
1,000,000	New York State Urban Development Corp. 5.50%, 01/01/19	1,221,190
500,000	Westchester County Healthcare Corp., NY 5.00%, 11/01/30	555,930

		3,893,719

NORTH CAROLINA - 4.1%
500,000	City of Charlotte, NC 5.00%, 06/01/23	602,935
500,000	North Carolina Turnpike Authority 5.00%, 07/01/29	580,460
250,000	Town of Cary, NC Combined Utility Systems 4.00%, 12/01/37	267,572

		1,450,967

PENNSYLVANIA - 4.5%
280,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/20	342,457
500,000	Pennsylvania Turnpike Commission 0.00%, 12/01/34 (b)	495,890
500,000	5.00%, 12/01/32	548,155
205,000	Pittsburgh, PA Water & Sewer Authority Insured: FGIC 7.25%, 09/01/14	217,060

		1,603,562

Principal Amount ($)		Value ($)

RHODE ISLAND - 1.6%
500,000	Rhode Island Health & Educational Building Corp. 6.25%, 09/15/34	574,625

SOUTH CAROLINA - 6.6%
500,000	Charleston Educational Excellence Finance Corp., SC 5.25%, 12/01/27	553,985
1,000,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/18	1,202,400
500,000	Piedmont Municipal Power Agency, SC Insured: ACG 5.75%, 01/01/34	591,330

		2,347,715

TENNESSEE - 3.4%
500,000	County of Shelby, TN 5.00%, 03/01/21	610,070
500,000	State of Tennessee 5.00%, 10/01/30	596,395

		1,206,465

TEXAS - 4.0%
500,000	City of Houston, TX Utility System 5.25%, 11/15/31	583,860
750,000	State of Texas 5.00%, 04/01/28	832,643

		1,416,503

	Total Municipal Bonds & Notes (Cost $30,912,783)	34,032,593

Total Investments - 96.1%		34,032,593

(Cost $30,912,783)
Other Assets & Liabilities, Net - 3.9%		1,380,974

Net Assets - 100.0%		35,413,567

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2013.
(b)	Convertible Capital Appreciation Bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semi-annual basis until final maturity.

Glossary:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

42	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 98.8%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
141,771	Federal Home Loan Mortgage Corp. REMIC Series 2412, Class OF 1.15%, 12/15/31 (a)	144,904
87,247	Series 3862, Class MI 3.50%, 11/15/24 (b)	5,956
231,987	Series 3977, Class AI 3.50%, 09/15/29 (b)	16,724
200,596	Series 3983, Class EI 3.50%, 11/15/30 (b)	20,521
879,239	Series 4122, Class AI 3.50%, 10/15/42 (b)	134,299
929,154	Series 4122, Class CI 3.50%, 10/15/42 (b)	135,027
5,998	Series 2645, Class BI 4.50%, 02/15/18 (b)	165
58,378	Series 2643, Class IM 4.50%, 03/15/18 (b)	2,958
1,357	Series 2590, Class YQ 5.00%, 05/15/17 (b)	6
2,668	Series 2781, Class CI 5.00%, 11/15/17 (b)	11
16,683	Series 2781, Class IC 5.00%, 05/15/18 (b)	505
44,704	Series 2763, Class JI 5.00%, 10/15/18 (b)	2,441
25,882	Series 3536, Class IP 5.00%, 02/15/38 (b)	1,735
79,369	Series 2631, Class DI 5.50%, 06/15/33 (b)	11,239
237,375	Series 3806, Class DS 6.40%, 08/15/25 (a) (b)	30,585
20,320	Series 2126, Class YI 6.50%, 02/15/14 (b)	445
1,544	Series 1980, Class IO 7.50%, 07/15/27 (b)	256
411	Series 33, Class D 8.00%, 04/15/20	441
1,027	Federal Home Loan Mortgage Corp. STRIPS Series 186, Class PO 0.00%, 08/01/27 (c)	906
1,810	Series 147, Class IO 8.00%, 02/01/23 (b)	338
2,132	Series 171, Class IO 8.00%, 07/01/24 (b)	444
940,975	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/43 (a) (b)	8,114
1,324	Federal National Mortgage Assoc. REMIC Series G92-68, Class B 0.00%, 12/25/22 (c)	1,193
3,749,616	Series 2003-35, Class QA 0.10%, 05/25/18 (a) (b)	5,604
196,444	Series 2003-89, Class IO 1.24%, 12/25/42 (a) (b)	5,338

Principal Amount ($)		Value ($)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,675,985	Series 2012-152, Class IP 3.50%, 08/25/42 (b)	219,000
259,174	Series 2012-145, Class JI 3.50%, 09/25/42 (b)	26,528
578,248	Series 2013-14, Class IG 4.00%, 03/25/43 (b)	76,947
248	Series 2003-64, Class KI 4.50%, 05/25/18 (b)	—
489,723	Series 2010-16, Class PA 4.50%, 02/25/40	521,451
6,560	Series 2003-41, Class BI 5.00%, 08/25/17 (b)	80
10,234	Series 2003-79, Class HI 5.00%, 10/25/22 (b)	190
53,277	Series 2003-61, Class IJ 5.00%, 02/25/32 (b)	1,790
293,834	Series 2010-16, Class PI 5.00%, 02/25/40 (b)	34,500
34,968	Series 2010-21, Class PI 5.00%, 02/25/40 (b)	4,037
354,597	Series 2010-98, Class DI 5.00%, 09/25/40 (b)	41,244
107,867	Series 2008-61, Class SB 5.80%, 07/25/38 (a) (b)	13,298
2,176,847	Series 2010-123, Class SK 5.85%, 11/25/40 (a) (b)	417,877
6	Federal National Mortgage Assoc. STRIPS Series 1992-77, Class K 0.00%, 05/25/22 (c)	142
98,603	Series 354, Class 1 0.00%, 12/01/34 (c)	94,208
84,429	Series 362, Class 2 4.50%, 08/01/35 (b)	10,042
80,785	Series 378, Class 1 4.50%, 01/01/36 (b)	9,964
54,708	Series 387, Class 2 5.00%, 03/25/38 (b)	7,010
44,312	Series 387, Class 1 5.00%, 05/25/38 (b)	5,670
21,349	Series 346, Class 2 5.50%, 12/01/33 (b)	2,466
25,692	Series 356, Class 17 6.00%, 01/01/35 (b)	4,442
31,479	Series 356, Class 21 6.00%, 01/01/35 (b)	5,403
14,094	Series 252, Class 2 7.50%, 11/01/23 (b)	2,698
1,078	Series 237, Class 2 8.00%, 08/01/23 (b)	198
6,987	Series 264, Class 2 8.00%, 07/01/24 (b)	1,483
345	Series 12, Class 2 8.50%, 03/01/17 (b)	39
807	Series 7, Class 2 8.50%, 04/01/17 (b)	95
131	Series 28, Class 2 8.50%, 01/01/18 (b)	16
1,010	Series 150, Class 2 8.50%, 07/25/22 (b)	201

See accompanying Notes to Financial Statements.	43

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,105	Series 163, Class 2 8.50%, 07/25/22 (b)	130
1,296	Series 137, Class 2 9.00%, 05/25/22 (b)	231
192,024	Government National Mortgage Assoc. Series 2011-51, Class NI 4.50%, 10/20/37 (b)	18,470
195,255	Series 2010-101, Class GI 4.50%, 02/20/38 (b)	21,103
580,176	Series 2010-30, Class PI 4.50%, 03/20/38 (b)	59,400
552,775	Series 2010-44, Class BI 4.50%, 04/20/38 (b)	61,761
93,302	Series 2009-118, Class YI 4.50%, 05/20/38 (b)	9,485
227,171	Series 2010-130, Class PI 4.50%, 08/16/39 (b)	25,650
149,629	Series 2010-75, Class KI 5.00%, 12/20/35 (b)	8,709
168,478	Series 2010-42, Class IA 5.00%, 10/20/37 (b)	16,617
126,909	Series 2010-2, Class QI 5.00%, 01/20/38 (b)	13,289
130,917	Series 2009-103, Class IT 5.00%, 09/20/38 (b)	11,543
699,211	Series 2010-147, Class PS 5.95%, 05/20/40 (a) (b)	113,791
1,210,709	Series 2010-147, Class SA 5.97%, 05/20/40 (a) (b)	204,228
1,170,889	Series 2010-98, Class YS 6.40%, 12/20/39 (a) (b)	172,009

	Total Agency Collateralized Mortgage Obligations (Cost $2,858,788)	2,767,590

AGENCY MORTGAGE-BACKED SECURITIES - 28.5%
21,879	Federal Home Loan Mortgage Corp. 4.50%, 06/01/33 - 02/01/35 (d)	23,469
620,261	5.00%, 07/01/35 - 06/01/41 (d)	692,749
343,325	5.50%, 05/01/20 - 04/01/39 (d)	379,425
675,264	6.00%, 04/01/17 - 11/01/37 (d)	757,084
4,925	6.50%, 07/01/29 - 04/01/31 (d)	5,665
146,109	7.00%, 10/01/16 - 08/01/36 (d)	170,807
99,091	7.50%, 01/01/27 - 09/01/33 (d)	106,052
13,649	8.00%, 11/01/30	15,930
53,464	8.50%, 05/01/20 - 04/01/30 (d)	57,815
2,591	9.00%, 12/01/16	2,815
171	9.50%, 04/01/21	196
134,849	Federal National Mortgage Assoc. 1.79%, ARM (a)	140,112
10,482	2.01%, ARM (a)	10,983
148,097	2.29%, ARM (a)	156,951
32,965	2.38%, ARM (a)	35,152
94,579	2.60%, ARM (a)	101,731
20,226	2.65%, ARM (a)	20,628
25,499	2.71%, ARM (a)	27,013
1,163	2.72%, ARM (a)	1,219
710	2.77%, ARM (a)	719

Principal Amount ($)		Value ($)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
7,625,000	3.00%, TBA (e)	7,866,855
5,650,000	3.50%, TBA (e)	5,967,812
920,392	4.00%, 05/01/19 - 03/01/41 (d)	982,571
3,980,000	4.00%, TBA (e)	4,244,297
3,242,966	4.50%, 05/01/18 - 04/01/41 (d)	3,498,570
7,055,000	4.50%, TBA (e)	7,602,865
1,151,011	5.00%, 07/01/20 - 06/01/41 (d)	1,286,049
1,353,170	5.50%, 03/01/14 - 01/01/39 (d)	1,488,374
1,156,389	6.00%, 09/01/14 - 07/01/35 (d)	1,301,023
5,300,000	6.00%, TBA (e)	5,805,986
178,420	6.50%, 08/01/17 - 08/01/36 (d)	201,463
516,553	7.00%, 03/01/15 - 04/01/36 (d)	607,207
395,312	7.50%, 09/01/13 - 05/01/34 (d)	446,104
152,732	8.00%, 07/01/15 - 11/01/33 (d)	160,490
175,028	8.50%, 02/01/18 - 07/01/31 (d)	190,934
36,718	9.00%, 12/01/17 - 12/01/24 (d)	38,758
12,896	9.50%, 09/01/21	13,468
62,190	9.75%, 02/01/21	71,419
1,750,000	Government National Mortgage Assoc. 3.50%, TBA (e)	1,871,680
4,015,000	4.00%, TBA (e)	4,350,403
906,589	4.50%, 08/15/33 - 03/20/41 (d)	1,001,886
726,000	5.00%, TBA (e)	789,639
138,454	6.00%, 04/15/27 - 09/15/36 (d)	157,934
136,569	6.50%, 04/15/19 - 08/15/36 (d)	155,836
168,152	7.00%, 12/15/18 - 10/15/36 (d)	196,199
167,685	7.50%, 12/15/18 - 11/15/31 (d)	176,684
55,892	8.00%, 07/15/17 - 02/15/30 (d)	60,984
1,013	8.50%, 10/15/22	1,019
24,691	9.00%, 11/15/16 - 12/15/21 (d)	26,931

	Total Agency Mortgage-Backed Securities (Cost $52,408,105)	53,269,955

ASSET-BACKED SECURITIES - 1.3%
250,000	Ally Master Owner Trust Series 2010-3, Class C 3.87%, 04/15/15 (f)	250,204
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/16	150,067
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/17	155,848
250,000	Hertz Vehicle Financing LLC Series 2010-1A, Class B 1 5.02%, 02/25/15 (f)	257,006
1,575,000	Series 2009-2A, Class A 2 5.29%, 03/25/16 (f)	1,701,096

	Total Asset-Backed Securities (Cost $2,389,229)	2,514,221

CORPORATE BONDS & NOTES - 24.3%

AUTOMOBILES & COMPONENTS - 0.3%
85,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/21 (g)	87,550
85,000	Delphi Corp. 5.00%, 02/15/23	90,312

44	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

AUTOMOBILES & COMPONENTS (continued)
91,000	Ford Motor Co. 4.75%, 01/15/43 (g)	85,149
214,000	Lear Corp. 4.75%, 01/15/23 (f) (g)	209,720
86,000	Visteon Corp. 6.75%, 04/15/19 (g)	92,450

		565,181

BANKS - 1.2%
221,000	Bank of America Corp. 3.88%, 03/22/17 (g)	237,963
185,000	5.75%, 12/01/17 (g)	214,204
383,000	Bank of America Corp., MTN 2.00%, 01/11/18 (g)	381,610
394,000	3.30%, 01/11/23 (g)	389,312
428,000	PNC Bank NA 2.95%, 01/30/23 (g)	426,396
349,000	U.S. Bancorp 3.44%, 02/01/16	371,702
268,000	Wells Fargo & Co. 3.45%, 02/13/23 (g)	270,362

		2,291,549

CAPITAL GOODS - 1.3%
198,000	ABB Finance USA, Inc. 1.63%, 05/08/17	200,956
70,000	Amsted Industries, Inc. 8.13%, 03/15/18 (f)	75,600
96,000	Cargill, Inc. 6.00%, 11/27/17 (f)	114,521
58,000	Case New Holland, Inc. 7.88%, 12/01/17 (g)	68,150
263,000	Caterpillar, Inc. 1.50%, 06/26/17 (g)	267,226
213,000	DigitalGlobe, Inc. 5.25%, 02/01/21 (f)	212,467
303,000	Eaton Corp. 1.50%, 11/02/17 (f)	304,205
331,000	2.75%, 11/02/22 (f) (g)	329,780
366,000	Kratos Defense & Security Solutions, Inc. 10.00%, 06/01/17	404,430
81,000	Textron, Inc. 6.20%, 03/15/15 (g)	88,270
325,000	United Technologies Corp. 4.50%, 06/01/42 (g)	347,848

		2,413,453

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
47,000	ADT Corp. (The) 2.25%, 07/15/17 (f) (g)	47,229
241,000	3.50%, 07/15/22 (f) (g)	240,726
25,000	4.88%, 07/15/42 (f)	23,837
112,000	Catholic Health Initiatives 2.95%, 11/01/22	113,354
71,000	4.35%, 11/01/42	71,836
210,000	United Rentals North America, Inc. 5.75%, 07/15/18	228,637

		725,619

Principal Amount ($)		Value ($)

CONSUMER DURABLES & APPAREL - 0.4%
271,000	D.R. Horton, Inc. 4.38%, 09/15/22 (g)	267,612
118,000	Hanesbrands, Inc. 6.38%, 12/15/20 (g)	129,063
200,000	Levi Strauss & Co. 7.63%, 05/15/20 (g)	221,000
211,000	RSI Home Products, Inc. 6.88%, 03/01/18 (f) (g)	215,220

		832,895

CONSUMER SERVICES - 0.4%
84,000	Cedar Fair LP 5.25%, 03/15/21 (f)	83,790
184,000	CityCenter Holdings LLC 7.63%, 01/15/16 (g)	198,490
274,000	Host Hotels & Resorts LP 3.75%, 10/15/23	275,756
100,000	McDonald’s Corp., MTN 1.88%, 05/29/19 (g)	102,019
151,000	Vail Resorts, Inc. 6.50%, 05/01/19	162,797

		822,852

DIVERSIFIED FINANCIALS - 3.2%
63,000	American Express Credit Corp., MTN 1.75%, 06/12/15	64,407
213,000	American Honda Finance Corp. 1.60%, 02/16/18 (f) (g)	215,803
142,000	Caterpillar Financial Services Corp., MTN 1.25%, 11/06/17	142,442
216,000	Citigroup, Inc. 1.25%, 01/15/16 (g)	215,887
406,000	4.05%, 07/30/22 (g)	420,221
166,000	5.00%, 09/15/14 (g)	174,366
128,000	CNH Capital LLC 3.88%, 11/01/15 (g)	131,840
214,000	Daimler Finance North America LLC 1.88%, 01/11/18 (f) (g)	215,904
328,000	Ford Motor Credit Co. LLC 3.00%, 06/12/17 (g)	336,721
59,000	Goldman Sachs Capital I 6.35%, 02/15/34 (g)	61,651
535,000	Goldman Sachs Group, Inc. (The) 2.38%, 01/22/18 (g)	542,907
257,000	3.63%, 01/22/23 (g)	259,339
153,000	6.75%, 10/01/37	171,991
193,000	Goldman Sachs Group, Inc. (The), MTN 1.60%, 11/23/15 (g)	194,893
92,000	Hyundai Capital America 1.63%, 10/02/15 (f)	92,685
219,000	2.13%, 10/02/17 (f)	221,020
93,000	Jefferies Group LLC 5.13%, 01/20/23 (g)	98,656
75,000	6.50%, 01/20/43 (g)	80,222
268,000	John Deere Capital Corp., MTN 3.15%, 10/15/21 (g)	283,128
670,000	JPMorgan Chase & Co. 3.20%, 01/25/23 (g)	670,316
178,000	Morgan Stanley 3.75%, 02/25/23 (g)	180,290

See accompanying Notes to Financial Statements.	45

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

DIVERSIFIED FINANCIALS (continued)
147,000	4.75%, 03/22/17 (g)	162,292
306,000	4.88%, 11/01/22 (g)	325,017
333,000	Morgan Stanley, MTN 5.50%, 07/28/21	382,402
388,000	NYSE Euronext 2.00%, 10/05/17	397,104

		6,041,504

ENERGY - 2.8%
135,000	Anadarko Petroleum Corp. 6.20%, 03/15/40 (g)	164,224
126,000	Chesapeake Energy Corp. 3.25%, 03/15/16 (e)	127,732
110,000	DCP Midstream Operating LP 2.50%, 12/01/17	111,795
332,000	3.88%, 03/15/23 (g)	334,480
83,000	Denbury Resources, Inc. 6.38%, 08/15/21 (g)	90,885
67,000	8.25%, 02/15/20	75,375
73,000	Energy Transfer Equity LP 7.50%, 10/15/20	84,498
321,000	Energy Transfer Partners LP 3.60%, 02/01/23	320,090
259,000	6.50%, 02/01/42	296,964
121,000	Enterprise Products Operating LLC 4.45%, 02/15/43 (g)	116,824
346,000	Forest Oil Corp. 7.25%, 06/15/19 (g)	347,730
155,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/23 (g)	157,470
98,000	5.00%, 08/15/42	99,729
400,000	Linn Energy LLC 6.25%, 11/01/19 (f) (g)	411,000
79,000	8.63%, 04/15/20 (g)	87,493
221,000	Marathon Oil Corp. 2.80%, 11/01/22	216,186
110,000	Murphy Oil Corp. 2.50%, 12/01/17 (g)	110,577
201,000	3.70%, 12/01/22	195,664
10,000	Newfield Exploration Co. 5.63%, 07/01/24 (g)	10,350
96,000	5.75%, 01/30/22 (g)	103,200
56,000	Peabody Energy Corp. 6.25%, 11/15/21 (g)	58,520
112,000	Plains Exploration & Production Co. 6.50%, 11/15/20	124,320
140,000	Pride International, Inc. 6.88%, 08/15/20	175,780
96,000	Range Resources Corp. 5.75%, 06/01/21 (g)	103,440
111,000	Rockies Express Pipeline LLC 3.90%, 04/15/15 (f)	112,387
134,000	Rowan Cos., Inc. 5.40%, 12/01/42 (g)	134,287
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/21 (f) (g)	124,650
214,000	Unit Corp. 6.63%, 05/15/21 (g)	225,235

Principal Amount ($)		Value ($)

ENERGY (continued)
109,000	Weatherford International, Inc. 6.35%, 06/15/17	125,112
327,000	Williams Cos., Inc. (The) 3.70%, 01/15/23 (g)	325,277
211,000	WPX Energy, Inc. 5.25%, 01/15/17	222,077

		5,193,351

FOOD & STAPLES RETAILING - 0.1%
194,000	Ingles Markets, Inc. 8.88%, 05/15/17 (g)	203,700

FOOD, BEVERAGE & TOBACCO - 2.0%
434,000	Alliance One International, Inc. 10.00%, 07/15/16 (g)	460,583
407,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/23 (g)	403,204
94,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/22 (g)	92,585
72,000	5.38%, 11/15/14	77,388
64,000	Archer-Daniels-Midland Co. 4.02%, 04/16/43 (g)	61,524
119,000	Coca-Cola Co. (The) 3.30%, 09/01/21 (g)	129,152
220,000	ConAgra Foods, Inc. 1.90%, 01/25/18 (g)	222,430
210,000	Constellation Brands, Inc. 7.25%, 09/01/16	239,400
642,000	Diageo Investment Corp. 2.88%, 05/11/22 (g)	650,279
126,000	Hawk Acquisition Sub, Inc. 4.25%, 10/15/20 (e) (f)	126,315
58,000	Kraft Foods Group, Inc. 1.63%, 06/04/15	58,925
350,000	2.25%, 06/05/17 (g)	363,458
335,000	5.00%, 06/04/42	360,611
361,000	Philip Morris International, Inc. 2.50%, 05/16/16	380,223
46,000	3.88%, 08/21/42	42,863
111,000	4.13%, 03/04/43 (g)	107,653

		3,776,593

HEALTHCARE EQUIPMENT & SERVICES - 2.1%
170,000	Aetna, Inc. 1.50%, 11/15/17 (g)	170,595
156,000	Cardinal Health, Inc. 1.70%, 03/15/18	155,703
78,000	4.60%, 03/15/43	76,808
92,000	Cigna Corp. 2.75%, 11/15/16	97,203
301,000	4.00%, 02/15/22	325,751
122,000	5.38%, 02/15/42 (g)	138,470
284,000	DaVita HealthCare Partners, Inc. 5.75%, 08/15/22 (g)	296,425
96,000	6.38%, 11/01/18 (g)	102,360
51,000	DENTSPLY International, Inc. 2.75%, 08/15/16	53,001
101,000	4.13%, 08/15/21	107,379
730,000	Express Scripts Holding Co. 2.65%, 02/15/17 (g)	765,348

46	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

HEALTHCARE EQUIPMENT & SERVICES (continued)
155,000	3.13%, 05/15/16	163,860
51,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/21 (f) (g)	56,483
114,000	HCA, Inc. 6.50%, 02/15/20	128,891
222,000	Medtronic, Inc. 1.38%, 04/01/18 (g)	222,267
222,000	4.00%, 04/01/43	216,873
90,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	86,986
18,000	Roche Holdings, Inc. 6.00%, 03/01/19 (f)	22,415
387,000	UnitedHealth Group, Inc. 2.88%, 03/15/23	387,356
302,000	WellPoint, Inc. 1.88%, 01/15/18	306,217
54,000	3.70%, 08/15/21 (g)	57,128

		3,937,519

INSURANCE - 1.1%
303,000	American International Group, Inc. 4.88%, 06/01/22 (g)	343,424
101,000	Berkshire Hathaway Finance Corp. 1.60%, 05/15/17	103,109
234,000	3.00%, 05/15/22 (g)	238,988
224,000	Berkshire Hathaway, Inc. 1.55%, 02/09/18	227,046
224,000	4.50%, 02/11/43 (g)	226,758
79,000	CNA Financial Corp. 5.88%, 08/15/20	93,142
101,000	Genworth Financial, Inc. 7.70%, 06/15/20	119,935
143,000	Hartford Financial Services Group, Inc. 6.63%, 03/30/40 (g)	183,419
178,000	ING U.S., Inc. 2.90%, 02/15/18 (f)	180,749
48,000	Liberty Mutual Group, Inc. 6.50%, 05/01/42 (f) (g)	54,884
170,000	Prudential Financial, Inc. 5.20%, 03/15/44 (a) (g)	171,275
72,000	5.63%, 06/15/43 (a)	74,880
51,000	Prudential Financial, Inc., MTN 5.63%, 05/12/41	58,271

		2,075,880

MATERIALS - 1.3%
212,000	Ashland, Inc. 3.00%, 03/15/16 (f) (g)	216,240
201,000	3.88%, 04/15/18 (f) (g)	204,266
101,000	Dow Chemical Co. (The) 4.38%, 11/15/42	97,261
741,000	Eastman Chemical Co. 2.40%, 06/01/17 (g)	769,930
112,000	3.60%, 08/15/22 (g)	116,562
316,000	Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/18 (f) (g)	317,689
221,000	5.45%, 03/15/43 (f) (g)	219,212

Principal Amount ($)		Value ($)

MATERIALS (continued)
257,000	Hexion U.S. Finance Corp. 6.63%, 04/15/20 (f)	258,928
127,000	Huntsman International LLC 4.88%, 11/15/20 (f) (g)	128,429
93,000	Sealed Air Corp. 5.25%, 04/01/23 (f)	93,581

		2,422,098

MEDIA - 1.1%
106,000	CCO Holdings LLC 8.13%, 04/30/20	118,985
204,000	Comcast Corp. 2.85%, 01/15/23	203,753
107,000	4.25%, 01/15/33 (g)	108,068
132,000	4.50%, 01/15/43 (g)	133,184
75,000	COX Communications, Inc. 3.25%, 12/15/22 (f) (g)	76,350
50,000	4.70%, 12/15/42 (f) (g)	49,404
50,000	DIRECTV Holdings LLC 4.75%, 10/01/14	52,912
304,000	5.15%, 03/15/42 (g)	294,873
111,000	Discovery Communications LLC 3.25%, 04/01/23 (g)	112,860
55,000	4.88%, 04/01/43 (g)	56,492
67,000	4.95%, 05/15/42 (g)	69,152
128,000	McClatchy Co. (The) 9.00%, 12/15/22 (f) (g)	139,520
43,000	News America, Inc. 6.65%, 11/15/37 (g)	53,297
382,000	Omnicom Group, Inc. 3.63%, 05/01/22	391,241
139,000	Time Warner Cable, Inc. 4.50%, 09/15/42 (g)	126,847
112,000	Viacom, Inc. 2.50%, 12/15/16	116,801

		2,103,739

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
303,000	AbbVie, Inc. 1.20%, 11/06/15 (f)	305,549
203,000	1.75%, 11/06/17 (f)	205,695
200,000	2.00%, 11/06/18 (f)	202,651
112,000	2.90%, 11/06/22 (f)	112,334
76,000	Agilent Technologies, Inc. 5.50%, 09/14/15 (g)	84,050
279,000	Amgen, Inc. 5.38%, 05/15/43	311,577
124,000	Mylan, Inc. 7.88%, 07/15/20 (f)	144,775
360,000	Novartis Capital Corp. 2.40%, 09/21/22 (g)	358,667
112,000	Zoetis, Inc. 1.15%, 02/01/16 (f)	112,376
112,000	1.88%, 02/01/18 (f) (g)	112,852
112,000	3.25%, 02/01/23 (f) (g)	113,810

		2,064,336

See accompanying Notes to Financial Statements.	47

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

REAL ESTATE - 0.4%
164,000	American Tower Corp. 3.50%, 01/31/23 (g)	162,992
177,000	DDR Corp. 4.63%, 07/15/22 (g)	191,820
221,000	Ventas Realty LP 2.70%, 04/01/20 (g)	222,074
132,000	Weingarten Realty Investors 3.50%, 04/15/23 (g)	131,620

		708,506

RETAILING - 0.3%
201,000	Amazon.com, Inc. 1.20%, 11/29/17 (g)	200,184
201,000	2.50%, 11/29/22 (g)	196,026
210,000	Tops Holding Corp. 8.88%, 12/15/17 (f)	231,525

		627,735

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
200,000	Intel Corp. 1.35%, 12/15/17	200,909
200,000	2.70%, 12/15/22 (g)	198,576
100,000	4.25%, 12/15/42 (g)	98,090

		497,575

SOFTWARE & SERVICES - 0.9%
205,000	Autodesk, Inc. 1.95%, 12/15/17 (g)	203,264
315,000	eBay, Inc. 1.35%, 07/15/17 (g)	318,814
296,000	2.60%, 07/15/22	296,383
55,000	4.00%, 07/15/42 (g)	50,672
49,000	Equinix, Inc. 4.88%, 04/01/20 (g)	49,613
49,000	5.38%, 04/01/23 (g)	49,857
147,000	GXS Worldwide, Inc. 9.75%, 06/15/15	153,064
512,000	Oracle Corp. 1.20%, 10/15/17 (g)	513,127

		1,634,794

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
220,000	Hewlett-Packard Co. 2.60%, 09/15/17 (g)	221,938
61,000	6.00%, 09/15/41 (g)	62,301
211,000	iGATE Corp. 9.00%, 05/01/16 (g)	230,781
510,000	Jabil Circuit, Inc. 4.70%, 09/15/22	510,638
214,000	Viasystems, Inc. 7.88%, 05/01/19 (f)	224,700

		1,250,358

TELECOMMUNICATION SERVICES - 1.3%
93,000	AT&T, Inc. 0.88%, 02/13/15 (g)	93,230

Principal Amount ($)		Value ($)

TELECOMMUNICATION SERVICES (continued)
263,000	2.95%, 05/15/16 (g)	278,455
269,000	4.35%, 06/15/45 (f) (g)	251,118
93,000	5.55%, 08/15/41	102,893
374,000	Cincinnati Bell, Inc. 8.25%, 10/15/17 (g)	398,310
10,000	Crown Castle Towers LLC 6.11%, 01/15/40 (f)	12,251
96,000	Frontier Communications Corp. 7.13%, 03/15/19 (g)	104,160
470,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	518,175
128,000	MetroPCS Wireless, Inc. 6.25%, 04/01/21 (f) (g)	130,720
101,000	Verizon Communications, Inc. 2.45%, 11/01/22 (g)	95,724
156,000	3.85%, 11/01/42 (g)	135,484
215,000	Windstream Corp. 6.38%, 08/01/23 (f)	214,462

		2,334,982

TRANSPORTATION - 0.4%
352,000	CSX Corp. 4.25%, 06/01/21	396,547
342,000	United Parcel Service, Inc. 2.45%, 10/01/22 (g)	340,734

		737,281

UTILITIES - 1.2%
70,000	Arizona Public Service Co. 6.25%, 08/01/16	81,925
13,000	Calpine Corp. 7.25%, 10/15/17 (f)	13,845
276,000	Dominion Resources, Inc. 1.95%, 08/15/16	284,853
38,000	DPL, Inc. 7.25%, 10/15/21	40,470
92,000	Duke Energy Corp. 1.63%, 08/15/17 (g)	92,912
608,000	3.05%, 08/15/22 (g)	620,233
117,000	Exelon Corp. 4.90%, 06/15/15	126,713
58,000	Florida Power & Light Co. 4.13%, 02/01/42	59,382
111,000	Great Plains Energy, Inc. 4.85%, 06/01/21	124,194
9,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/36	11,224
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/15 (g)	173,467
83,000	Nisource Finance Corp. 3.85%, 02/15/23	85,807
40,000	Oglethorpe Power Corp. 5.38%, 11/01/40	45,948
71,000	Pacific Gas & Electric Co. 6.05%, 03/01/34	89,100
142,000	PacifiCorp 6.25%, 10/15/37	190,155

48	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

UTILITIES (continued)
112,000	Potomac Edison Co. (The) 5.35%, 11/15/14	120,035

		2,160,263

	Total Corporate Bonds & Notes (Cost $44,859,969)	45,421,763

FOREIGN CORPORATE BONDS & NOTES - 10.8%

BANKS - 3.3%
100,000	Banco do Nordeste do Brasil SA 3.63%, 11/09/15 (f)	103,000
150,000	Banco Latinoamericano de Comercio Exterior SA 3.75%, 04/04/17 (f)	154,950
110,000	Banco Mercantil del Norte SA 6.86%, 10/13/21 (a) (f)	117,700
548,000	Barclays Bank PLC 2.25%, 05/10/17 (f) (g)	572,112
200,000	Caixa Economica Federal 2.38%, 11/06/17 (g)	194,800
140,000	Central American Bank for Economic Integration 5.38%, 09/24/14 (f)	148,762
294,000	Commonwealth Bank of Australia 0.75%, 01/15/16 (f) (g)	293,908
342,000	Corp. Andina de Fomento 4.38%, 06/15/22 (g)	372,974
660,000	European Investment Bank 0.88%, 12/15/14	665,885
200,000	4.88%, 01/17/17 (g)	230,342
200,000	Industry & Construction Bank St. Petersburg OJSC Via Or-ICB for Industry 5.01%, 09/29/15 (a)	205,500
729,000	KFW 2.00%, 10/04/22	720,043
31,000	4.50%, 07/16/18	36,403
372,000	Korea Development Bank (The) 3.25%, 03/09/16	394,493
38,000	National Agricultural Cooperative Federation 4.25%, 01/28/16 (f)	40,807
315,000	National Australia Bank, Ltd. 3.00%, 01/20/23	313,023
387,000	Royal Bank of Canada 1.20%, 09/19/17 (g)	388,680
420,000	Royal Bank of Scotland Group PLC 6.40%, 10/21/19	502,131
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/18 (f)	234,000
200,000	Sberbank of Russia Via SB Capital SA 4.95%, 02/07/17 (f)	214,000
210,000	Standard Chartered PLC 3.95%, 01/11/23 (f) (g)	209,568

		6,113,081

CAPITAL GOODS - 0.3%
86,000	Bombardier, Inc. 4.25%, 01/15/16 (f) (g)	89,655

Principal Amount ($)		Value ($)

CAPITAL GOODS (continued)
400,000	5.75%, 03/15/22 (f) (g)	412,500
88,000	7.75%, 03/15/20 (f)	101,640

		603,795

CONSUMER SERVICES - 0.2%
224,000	Carnival Corp. 1.20%, 02/05/16 (g)	224,442
117,000	NCL Corp., Ltd. 5.00%, 02/15/18 (f)	119,779

		344,221

DIVERSIFIED FINANCIALS - 0.9%
400,000	Credit Suisse AG 2.60%, 05/27/16 (f)	421,978
191,000	GTL Trade Finance, Inc. 7.25%, 10/20/17 (g)	220,032
304,000	Invesco Finance PLC 3.13%, 11/30/22	310,902
332,000	Nomura Holdings, Inc. 2.00%, 09/13/16	331,460
100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/24 (f)	135,250
189,000	Woodside Finance, Ltd. 4.50%, 11/10/14 (f)	199,549

		1,619,171

ENERGY - 3.2%
42,000	BP Capital Markets PLC 2.25%, 11/01/16 (g)	43,733
498,000	2.50%, 11/06/22 (g)	485,749
74,000	Ecopetrol SA 7.63%, 07/23/19	93,055
212,000	Gazprom OAO Via Gaz Capital SA 6.21%, 11/22/16 (f)	236,656
137,000	Korea National Oil Corp. 2.88%, 11/09/15 (f)	142,954
500,000	3.13%, 04/03/17 (f)	527,599
225,000	National JSC Naftogaz of Ukraine 9.50%, 09/30/14	232,020
299,000	Nexen, Inc. 6.40%, 05/15/37	387,578
209,000	Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/21 (f)	230,945
100,000	Pacific Rubiales Energy Corp. 5.13%, 03/28/23 (f)	101,400
41,000	Petrobras International Finance Co. 2.88%, 02/06/15 (g)	41,954
478,000	3.50%, 02/06/17 (g)	494,727
45,000	3.88%, 01/27/16 (g)	47,317
200,000	Petroleos Mexicanos 6.00%, 03/05/20 (g)	237,000
19,000	6.50%, 06/02/41	22,467
158,333	Petroleum Co. of Trinidad & Tobago, Ltd. 6.00%, 05/08/22	174,167
388,000	Schlumberger Investment SA 2.40%, 08/01/22 (f)	383,380
200,000	State Oil Co. of the Azerbaijan Republic 5.45%, 02/09/17	214,000

See accompanying Notes to Financial Statements.	49

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

ENERGY (continued)
111,000	Talisman Energy, Inc. 3.75%, 02/01/21	115,632
167,000	6.25%, 02/01/38	189,322
215,000	Total Capital Canada, Ltd. 1.45%, 01/15/18 (g)	217,189
734,000	Total Capital International SA 1.55%, 06/28/17	746,712
55,000	Transocean, Inc. 3.80%, 10/15/22 (g)	54,289
55,000	6.50%, 11/15/20 (g)	63,659
273,000	Weatherford International, Ltd. 4.50%, 04/15/22	281,726
77,000	5.95%, 04/15/42 (g)	79,641
56,000	6.75%, 09/15/40	61,899

		5,906,770

FOOD, BEVERAGE & TOBACCO - 0.6%
134,000	Diageo Capital PLC 1.50%, 05/11/17 (g)	135,983
217,000	Heineken NV 1.40%, 10/01/17 (f)	216,248
279,000	Imperial Tobacco Finance PLC 2.05%, 02/11/18 (f)	281,076
400,000	3.50%, 02/11/23 (f) (g)	404,373

		1,037,680

MATERIALS - 0.8%
155,000	Agrium, Inc. 3.15%, 10/01/22 (g)	149,626
55,000	Corp. Nacional del Cobre de Chile 4.25%, 07/17/42 (f)	50,783
22,000	5.63%, 09/21/35 (f)	24,795
105,000	Kinross Gold Corp. 6.88%, 09/01/41	108,584
500,000	LyondellBasell Industries NV 5.00%, 04/15/19	567,500
305,000	Xstrata Finance Canada, Ltd. 2.45%, 10/25/17 (f)	309,485
112,000	4.00%, 10/25/22 (f)	113,027
108,325	5.80%, 11/15/16 (f)	123,433

		1,447,233

MEDIA - 0.1%
220,000	Globo Comunicacao e Participacoes SA 6.25%, 07/20/15 (f) (h)	236,060
30,000	WPP Finance 2010 5.13%, 09/07/42	29,639

		265,699

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
50,000	Takeda Pharmaceutical Co., Ltd. 1.63%, 03/17/17 (f)	50,719
174,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 (g)	174,815

		225,534

Principal Amount ($)		Value ($)

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
85,000	Flextronics International, Ltd. 4.63%, 02/15/20 (f) (g)	86,275
400,000	Seagate HDD Cayman 7.00%, 11/01/21 (g)	436,000

		522,275

TELECOMMUNICATION SERVICES - 0.2%
450,000	America Movil SAB de CV 2.38%, 09/08/16 (g)	465,153

TRANSPORTATION - 0.3%
175,000	Russian Railways via RZD Capital PLC, MTN 5.74%, 04/03/17	192,937
200,000	SCF Capital, Ltd. 5.38%, 10/27/17 (f)	207,750
200,000	Transnet SOC, Ltd. 4.50%, 02/10/16 (f)	210,233

		610,920

UTILITIES - 0.5%
96,000	AES Panama SA 6.35%, 12/21/16 (f)	106,560
19,000	Empresa de Energia de Bogota SA 6.13%, 11/10/21 (f) (g)	21,280
200,000	Majapahit Holding BV 7.25%, 06/28/17 (f)	233,000
345,000	7.75%, 10/17/16 (f)	401,494
203,000	TransAlta Corp. 4.50%, 11/15/22 (g)	206,417

		968,751

	Total Foreign Corporate Bonds & Notes (Cost $19,846,569)	20,130,283

MUNICIPAL BONDS & NOTES - 0.4%
45,000	American Municipal Power, Inc. OH 6.27%, 02/15/50	53,800
111,000	Municipal Electric Authority of Georgia 6.64%, 04/01/57	131,346
50,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/39	57,525
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/62	319,875
55,000	South Carolina State Public Service Authority 6.45%, 01/01/50	71,452
75,000	State of California 5.70%, 11/01/21	91,035

	Total Municipal Bonds & Notes (Cost $679,336)	725,033

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/43 (f)	334,523

50	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,259	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/18 (c)	1,200
72,968	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.29%, 10/25/35 (a)	3,003
16,295	CSMC Mortgage-Backed Trust Series 2006-1, Class CB1 5.43%, 02/25/36 (a)	—
230,000	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFX 5.48%, 03/10/39	250,932
110,000	GS Mortgage Securities Corp. II Series 2013-KYO, Class D 2.80%, 11/08/29 (a) (f)	110,985
44,869	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/18 (b)	3,885
320,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/41 (a)	333,250
123,733	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/36	1,615

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,241,094)	1,039,393

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 4.6%
200,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/49 (a)	220,521
50,000	Series 2006-4, Class AM 5.68%, 07/10/46	56,740
50,000	Series 2007-4, Class A4 5.75%, 02/10/51 (a)	58,260
50,000	Series 2008-1, Class A4 6.19%, 02/10/51 (a)	60,136
110,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4 5.19%, 09/10/47 (a)	120,985
200,000	Series 2005-1, Class AJ 5.20%, 11/10/42 (a)	214,719
114,420	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18, Class A4 4.93%, 02/13/42 (a)	122,398
38,435	Series 2006-PW11, Class A2 5.40%, 03/11/39 (a)	38,808
110,000	Series 2006-T22, Class AJ 5.58%, 04/12/38 (a)	121,219

Principal Amount ($)		Value ($)
110,000	Series 2006-T22, Class AM 5.58%, 04/12/38 (a)	122,306
160,000	Series 2007-PW17, Class AM 5.89%, 06/11/50 (a)	185,711
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/50 (a)	261,610
50,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AJ 5.48%, 10/15/49	49,903
60,000	Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A4 4.98%, 05/10/43 (a)	64,505
110,000	Series 2006-C5, Class AM 5.34%, 12/15/39	121,454
280,000	Series 2006-C8, Class AM 5.35%, 12/10/46	315,164
110,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/44	116,941
30,000	Series 2011-GC5, Class B 5.31%, 08/10/44 (a) (f)	35,119
400,000	Series 2006-GG8, Class AM 5.59%, 11/10/39	452,456
998,308	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class XA 1.96%, 12/15/47 (a) (b)	121,272
120,000	Series 2012-LC9, Class D 4.43%, 12/15/47 (a) (f)	118,129
230,000	Series 2005-CB11, Class A4 5.34%, 08/12/37 (a)	246,969
190,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class AS 4.27%, 06/15/45	208,746
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/45	111,998
220,000	Series 2007-CB18, Class A4 5.44%, 06/12/47	250,636
990,000	Series 2007-LD11, Class A4 5.81%, 06/15/49 (a)	1,142,700
50,000	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/46 (a)	53,246
220,000	LB Commercial Mortgage Trust Series 2007-C3, Class AM 5.86%, 07/15/44 (a)	254,840
270,000	LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4 4.95%, 09/15/30	291,789
120,000	Series 2006-C1, Class A4 5.16%, 02/15/31	132,312
50,000	Series 2006-C4, Class A4 5.87%, 06/15/38 (a)	56,861
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/46 (a)	338,064
50,000	Series 2006-3, Class AJ 5.49%, 07/12/46 (a)	47,238

See accompanying Notes to Financial Statements.	51

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
198,302	Morgan Stanley Capital I Trust Series 2004-T13, Class A4 4.66%, 09/13/45	201,446
300,000	Series 2005-IQ9, Class A5 4.70%, 07/15/56	317,777
150,000	Series 2006-T21, Class A4 5.16%, 10/12/52 (a)	165,023
100,000	Series 2012-C4, Class B 5.21%, 03/15/45 (a) (f)	114,614
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/52 (a)	184,911
100,000	Series 2006-IQ11, Class B 5.68%, 10/15/42 (a)	89,490
50,000	Series 2006-T23, Class A4 5.82%, 08/12/41 (a)	57,203
230,000	Series 2007-IQ16, Class AMA 6.09%, 12/12/49 (a)	268,735
70,000	Series 2008-T29, Class AM 6.28%, 01/11/43 (a)	83,808
140,000	Morgan Stanley, Bank of America, Merrill Lynch Trust Series 2013-C8, Class D 4.17%, 12/15/48 (a) (f)	127,298
260,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.34%, 11/15/48	294,090
120,000	Series 2006-C23, Class AM 5.47%, 01/15/45 (a)	133,608
360,000	Series 2006-C28, Class AM 5.60%, 10/15/48 (a)	404,743
20,000	Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C 4.69%, 10/15/45 (a)	21,441
110,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.25%, 06/15/44 (a) (f)	117,225

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $8,495,507)	8,695,167

SOVEREIGN BONDS - 2.4%
149,000	Banco Nacional de Desenvolvimento Economico e Social 6.37%, 06/16/18	172,840
582,000	Chile Government International Bond 3.63%, 10/30/42 (g)	540,678
40,000	El Salvador Government International Bond 7.65%, 06/15/35 (f)	46,060
150,000	Gabonese Republic 8.20%, 12/12/17 (g)	183,000
86,000	Hungary Government International Bond 4.13%, 02/19/18	82,560
13,000	4.75%, 02/03/15	13,084

Principal Amount ($)		Value ($)
178,000	6.25%, 01/29/20	182,672
4,000	7.63%, 03/29/41	4,100
200,000	Israel Government International Bond 3.15%, 06/30/23 (g)	198,531
6,000	Lebanon Government International Bond, MTN 4.00%, 12/31/17	6,000
20,000	5.15%, 11/12/18	19,950
20,000	6.10%, 10/04/22	20,250
20,000	Mexico Government International Bond 5.75%, 10/12/10 (i)	22,040
38,000	6.05%, 01/11/40	47,215
156,000	Mexico Government International Bond, MTN 4.75%, 03/08/44 (g)	162,240
50,000	Panama Government International Bond 6.70%, 01/26/36	66,875
156,000	Peruvian Government International Bond 6.55%, 03/14/37 (g)	212,160
220,000	Philippine Government International Bond 6.38%, 01/15/32	284,900
15,000	Poland Government International Bond 3.00%, 03/17/23 (g)	14,565
201,000	5.00%, 03/23/22	230,131
13,000	6.38%, 07/15/19	16,004
250,000	Republic of Angola Via Northern Lights III BV 7.00%, 08/16/19	277,187
200,000	Republic of Serbia 5.25%, 11/21/17 (f)	207,000
440,000	7.25%, 09/28/21 (f)	488,950
64,000	Romanian Government International Bond 4.38%, 08/22/23 (f) (g)	62,988
38,000	6.75%, 02/07/22 (f)	44,365
200,000	Russian Foreign Bond - Eurobond 3.25%, 04/04/17 (f)	209,750
32,554	7.50%, 03/31/30	40,391
39,000	Turkey Government International Bond 6.88%, 03/17/36	48,214
440,000	Ukraine Government International Bond 6.25%, 06/17/16 (f)	432,916
50,472	Uruguay Government International Bond 6.88%, 09/28/25	67,128
5,217	Vietnam Government International Bond 1.26%, 03/12/16 (a)	4,827

	Total Sovereign Bonds (Cost $4,370,547)	4,409,571

U.S. GOVERNMENT AGENCIES - 3.5%
4,700,000	Federal Home Loan Mortgage Corp. 2.00%, 08/25/16 (g)	4,936,856
1,477,000	2.38%, 01/13/22 (g)	1,540,309

	Total U.S. Government Agencies (Cost $6,340,403)	6,477,165

52	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

U.S. TREASURIES - 20.9%
3,058,900	U.S. Treasury Bonds 2.75%, 11/15/42 (g)	2,835,695
4,885,200	3.00%, 05/15/42 (g)	4,783,681
491,100	U.S. Treasury Notes 0.13%, 12/31/14 (g)	490,333
1,893,000	0.25%, 10/31/14 (g)	1,894,109
10,880,800	0.63%, 09/30/17 (g)	10,861,247
12,455,200	0.88%, 02/28/17	12,616,732
4,569,200	0.88%, 01/31/18 (g)	4,599,544
913,800	1.63%, 11/15/22 (g)	897,737
145,000	2.13%, 08/15/21	151,548

	Total U.S. Treasuries (Cost $38,944,809)	39,130,626

	Total Bonds & Notes (Cost $182,434,356)	184,580,767

Shares

Investment Companies - 25.1%
46,831,678	State Street Navigator Prime Securities Lending Portfolio (j)	46,831,678

	Total Investment Companies (Cost $46,831,678)	46,831,678

Total Investments - 123.9%		231,412,445

(Cost $229,266,034)
Other Assets & Liabilities, Net - (23.9)%		(44,654,385)

Net Assets - 100.0%		186,758,060

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2013.
(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2013, these securities amounted to $20,710,583 or 11.1% of net assets.
(g)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $45,975,667. The loaned securities were secured with cash and securities collateral of $46,981,434. Collateral is calculated based on prior day’s prices. See Note 5.
(h)	Step coupon bond.
(i)	The actual maturity date of this security is 10/12/2110.
(j)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $450,000 was pledged as collateral, open at March 31, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	June 2013	152	$30,400,000	$426
5 Yr. U.S. Treasury Notes	June 2013	15	1,500,000	1,131

				1,557

Short Futures:
10 Yr. U.S. Treasury Notes	June 2013	203	20,300,000	(106,098)
30 Yr. U.S. Treasury Bonds	June 2013	32	3,200,000	(32,666)
Ultra Long U.S. Treasury Bonds	June 2013	36	3,600,000	13,690

				(125,074)

				$(123,517)

See accompanying Notes to Financial Statements.	53

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2013 (unaudited)

	Highland Alpha Trend Strategies Fund ($)	Highland Alternative Income Fund ($)	Highland Trend Following Fund ($)
Assets
Investments, at value*(a)	2,971,700	11,345,200	699,108
Cash	181,730	3,425,391	1,983,858
Restricted Cash — Futures (Note 3)	—	—	—
Restricted Cash — Securities sold short (Note 2)	765,000	—	—
Receivable for:
Investments sold	1,418,604	2,737,626	—
Dividend and interest	6,996	24,543	5
Investment advisory and administration fees (Note 7)	—	—	2,753
Fund shares sold	—	—	—
Prepaid expenses and other assets	31,220	16,779	31,680
Variation margin	—	—	—

Total assets	5,375,250	17,549,539	2,717,404

Liabilities
Payable for:
Upon receipt of securities loaned (Note 5)	—	652,806	—
Distributions	—	16,896	—
Investments purchased	1,555,164	7,248,517	—
Fund shares redeemed	9,626	9,720	—
Accrued dividends on securities sold short	64	298	—
Investment advisory and administration fees (Note 7)	—	9,406	—
Trustee fees	285	1,138	1,810
Distribution and shareholder service fees (Note 7)	140	304	59
Transfer agent fees	2,308	1,322	4,979
Custody fees	632	106	—
Accrued expenses and other liabilities	46,620	5,455	9,151

Total liabilities	1,614,839	7,945,968	15,999

Net Assets	3,760,411	9,603,571	2,701,405

Net Assets Consist of:
Par value (Note 1)	418	1,016	309
Paid-in capital	3,997,387	10,237,114	3,254,186
Accumulated net investment income (loss)	(33,678)	2,411	(87,169)
Accumulated net realized gain (loss) from investments, securities sold short and futures contracts	(326,273)	(757,486)	(409,785)
Net unrealized appreciation (depreciation) on investments, securities sold short and futures contracts	122,557	120,516	(56,136)

Net Assets	3,760,411	9,603,571	2,701,405

* Investments, at cost	2,849,143	11,224,684	755,244
(a) Includes market value of securities on loan of:	—	641,974	—

54	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)

212,168,911	15,528,575	189,861,770	49,557,740
6,266,616	526,008	9,496,056	1,298,302
420,000	—	350,000	—
—	—	—	—

—	—	140,835	45,450
220,922	35,105	57,043	43,575
—	—	—	—
4,566	94,052	120,241	10,721
118,835	58,480	67,025	52,730
22,420	—	16,875	—

219,222,270	16,242,220	200,109,845	51,008,518

28,498,949	3,306,806	34,511,528	11,307,745
—	11,045	—	—
191,091	—	164,108	65,008
142,651	—	993,428	26,203
—	—	—	—
64,252	1,925	82,759	31,413
3,892	273	4,811	1,149
9,399	368	8,231	2,307
—	819	25,809	8,969
12,844	2,682	990	—
63,301	988	64,210	14,403

28,986,379	3,324,906	35,855,874	11,457,197

190,235,891	12,917,314	164,253,971	39,551,321

17,256	1,014	5,912	2,952
158,767,968	10,492,414	112,026,405	31,844,716
380,816	(1,522)	(60,431)	(425,398)
3,070,409	101,419	5,307,572	1,702,390
27,999,442	2,323,989	46,974,513	6,426,661

190,235,891	12,917,314	164,253,971	39,551,321

184,238,781	13,204,586	142,940,153	43,131,079
28,494,556	3,257,052	34,124,452	11,076,894

See accompanying Notes to Financial Statements.	55

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2013 (unaudited)

	Highland Alpha Trend Strategies Fund ($)	Highland Alternative Income Fund ($)	Highland Trend Following Fund ($)
Class A:
Net assets	1,503,158	2,131,718	737,079
Shares outstanding ($0.001 par value; unlimited shares authorized)	167,417	225,661	84,208

Net asset value per share(a)(b)	8.98	9.45	8.75

Maximum offering price per share(c)	9.53	10.03	9.28

Class B:
Net assets	—	—	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	—	—	—

Net asset value and offering price per share(a)	—	—	—

Class C:
Net assets	39,780	72,769	24,681
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,456	7,699	2,838

Net asset value and offering price per share(a)	8.93	9.45	8.70

Class R:
Net assets	285,859	1,512,464	—
Shares outstanding ($0.001 par value; unlimited shares authorized)	31,789	160,026	—

Net asset value, offering and redemption price per share	8.99	9.45	—

Class Y:
Net assets	1,931,614	5,886,620	1,939,645
Shares outstanding ($0.001 par value; unlimited shares authorized)	213,970	622,814	221,484

Net asset value, offering and redemption price per share	9.03	9.45	8.76

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

56	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)

183,341,852	1,031,252	128,761,367	34,674,811
16,639,904	77,341	4,603,233	2,547,638

11.02	13.33	27.97	13.61

11.69	14.14	29.68	14.44

4,044	—	79,404	115,550
387	—	3,296	10,156

10.44	—	24.09	11.38

3,318,362	1,500,838	10,322,239	3,311,939
324,642	118,304	427,892	292,870

10.22	12.69	24.12	11.31

2,346	—	305,307	1,242
211	—	11,027	92

11.14	—	27.69	13.49

3,569,287	10,385,224	24,785,654	1,447,779
290,405	818,300	866,659	101,144

12.29	12.69	28.60	14.31

See accompanying Notes to Financial Statements.	57

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2013 (unaudited)

	Highland Global Select Equity Fund ($)	Highland International Equity Fund ($)	Highland Total Return Fund ($)
Assets
Investments, at value*(a)	29,276,400	13,590,204	91,479,819
Cash	286,354	450,445	10,649,555
Restricted Cash — Futures (Note 3)	50,000	20,000	350,000
Foreign currency**	6,545	40,854	52,604
Receivable for:
Investments sold	—	187,945	852,929
Dividend and interest	103,098	98,639	304,091
Fund shares sold	1,422	—	5,713
Prepaid expenses and other assets	40,722	27,374	42,848
Variation margin	66	—	25,847

Total assets	29,764,607	14,415,461	103,763,406

Liabilities
Payable for:
Upon receipt of securities loaned (Note 5)	5,026,220	1,585,098	19,574,668
Distributions	—	—	—
Investments purchased	—	306,812	4,044,207
Fund shares redeemed	4,400	21,015	197,450
Variation margin	—	294	—
Investment advisory and administration fees (Note 7)	15,258	7,720	33,960
Trustee fees	789	470	2,706
Distribution and shareholder service fees (Note 7)	1,194	665	4,709
Transfer agent fees	10,583	8,661	13,741
Custody fees	16,079	45,025	82,959
Accrued expenses and other liabilities	19,568	15,203	79,836

Total liabilities	5,094,091	1,990,963	24,034,236

Net Assets	24,670,516	12,424,498	79,729,170

Net Assets Consist of:
Par value (Note 1)	1,080	961	3,677
Paid-in capital	25,976,574	25,241,763	78,505,423
Accumulated net investment income (loss)	(46,328)	(90,130)	160,666
Accumulated net realized loss from investments, futures contracts and foreign currency transactions	(5,861,520)	(14,367,717)	(6,644,289)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currency	4,600,710	1,639,621	7,703,693

Net Assets	24,670,516	12,424,498	79,729,170

* Investments, at cost	24,675,686	11,950,904	83,810,799
** Foreign currency, at cost	6,513	40,702	52,431
(a) Includes market value of securities on loan of:	4,908,889	1,512,833	19,182,357

58	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

34,032,593	231,412,445
981,690	39,407,131
—	450,000
—	—

—	4,805,067
416,678	1,086,012
12,539	17,152
32,376	128,359
—	53,765

35,475,876	277,359,931

—	46,831,678
29,037	29,320
—	43,390,158
—	176,314
—	—
10,587	47,943
863	4,727
1,918	9,446
1,035	15,603
518	8,003
18,351	88,679

62,309	90,601,871

35,413,567	186,758,060

2,891	14,416
32,723,026	188,365,254
50,734	(846,212)
(482,894)	(2,798,292)
3,119,810	2,022,894

35,413,567	186,758,060

30,912,783	229,266,034
—	—
—	45,975,667

See accompanying Notes to Financial Statements.	59

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2013 (unaudited)

	Highland Global Select Equity Fund ($)	Highland International Equity Fund ($)	Highland Total Return Fund ($)

Class A:
Net assets	24,509,199	11,050,069	73,095,757
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,072,563	850,296	3,350,041

Net asset value per share(a)(b)	22.85	13.00	21.82

Maximum offering price per share(c)	24.24	13.79	23.15

Class B:
Net assets	575	9,860	124,675
Shares outstanding ($0.001 par value; unlimited shares authorized)	28	833	5,886

Net asset value and offering price per share(a)	20.22	11.84	21.18

Class C:
Net assets	143,057	709,141	6,189,075
Shares outstanding ($0.001 par value; unlimited shares authorized)	6,994	60,218	306,111

Net asset value and offering price per share(a)	20.45	11.78	20.22

Class R:
Net assets	1,046	961	1,088
Shares outstanding ($0.001 par value; unlimited shares authorized)	46	73	49

Net asset value, offering and redemption price per share	22.86	13.07	21.95

Class Y:
Net assets	16,639	654,467	318,575
Shares outstanding ($0.001 par value; unlimited shares authorized)	722	49,597	14,453

Net asset value, offering and redemption price per share	23.05	13.20	22.04

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

60	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

33,466,547	181,758,389
2,733,774	14,029,889

12.24	12.96

12.78	13.54

—	75,070
—	5,796

—	12.95

1,652,750	3,670,072
135,095	282,941

12.23	12.97

—	2,124
—	164

—	12.96

294,270	1,252,405
22,227	96,795

13.24	12.94

See accompanying Notes to Financial Statements.	61

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2013 (unaudited)

	Highland Alpha Trend Strategies Fund ($)	Highland Alternative Income Fund ($)	Highland Trend Following Fund ($)
Investment Income
Income:
Dividends	25,342	438,079	1,134
Interest	42	55	525
Less: Foreign taxes withheld	—	—	—
Securities lending income	1	2,361	377

Total Income	25,385	440,495	2,036

Expenses:
Investment advisory and administration fees (Note 7)	41,558	119,103	22,196
Distribution and shareholder service fees: (Note 7)
Class A	2,374	7,260	2,281
Class B	—	—	—
Class C	209	363	186
Class R	768	3,431	—
Transfer agent fees	9,542	13,794	11,384
Trustees fees (Note 7)	136	395	9
Custody fees	505	1,283	661
Accounting services fees	7,693	9,146	7,599
Audit fees	1,009	3,019	928
Legal fees	1,798	5,314	1,502
Registration fees	6,023	6,661	19,158
Reports to shareholders	1,335	3,391	1,466
Offering costs (Note 2)	59,318	16,002	—
Other	2,863	5,571	1,594

Total expenses before waiver and reimbursement (Note 7)	135,131	194,733	68,964
Less: Expenses waived or borne by the adviser and administrator	(92,127)	(48,721)	(43,631)
Less: Expenses waived by the sub-administrator, custodian and transfer agent	(4,156)	(4,227)	(2,220)

Net operating expenses	38,848	141,785	23,113
Dividends and fees on securities sold short (Note 2)	1,614	67,825	—

Net expenses	40,462	209,610	23,113

Net investment income (loss)	(15,077)	230,885	(21,077)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	(141,574)	(38,816)	(6,603)
Securities sold short	(59,688)	(148,742)	—
Futures contracts	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	71,960	(38,955)	(121,538)
Securities sold short	—	20,897	—
Futures contracts	—	—	—

Net realized and unrealized gain (loss) on investments	(129,302)	(205,616)	(128,141)

Total increase (decrease) in net assets resulting from operations	(144,379)	25,269	(149,218)

62	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)

2,049,260	190,811	1,537,518	262,245
935	106	1,764	248
(13,507)	(2,441)	—	—
6,501	801	10,913	15,209

2,043,189	189,277	1,550,195	277,702

373,337	69,015	475,979	175,758

225,072	929	155,000	41,195
146	—	443	660
16,629	5,577	50,645	14,891
5	—	657	3
92,563	8,806	103,427	36,514
6,820	351	5,251	1,203
20,444	351	5,533	13,907
40,633	9,735	34,792	24,629
42,715	2,581	35,507	8,155
65,686	4,577	49,429	11,356
24,090	8,107	26,305	25,420
52,006	2,852	41,411	9,416
—	1,491	—	—
39,712	2,799	33,940	8,792

999,858	117,171	1,018,319	371,899
—	(48,697)	(39,685)	—
—	(11,255)	—	—

999,858	57,219	978,634	371,899
—	—	—	—

999,858	57,219	978,634	371,899

1,043,331	132,058	571,561	(94,197)

14,640,586	112,037	9,008,015	2,263,390
—	—	—	—
345,482	—	(135,237)	—

2,526,880	1,210,449	2,115,475	2,813,523
—	—	—	—
75,527	—	114,581	—

17,588,475	1,322,486	11,102,834	5,076,913

18,631,806	1,454,544	11,674,395	4,982,716

See accompanying Notes to Financial Statements.	63

STATEMENTS OF OPERATIONS (continued)

For the six months ended March 31, 2013 (unaudited)

	Highland Global Select Equity Fund ($)	Highland International Equity Fund ($)	Highland Total Return Fund ($)
Investment Income
Income:
Dividends	194,434	94,584	543,936
Interest	89	49	301,498
Less: Foreign taxes withheld	(7,137)	(6,596)	(5,284)
Securities lending income	1,805	593	4,624

Total Income	189,191	88,630	844,774

Expenses:
Investment advisory and administration fees (Note 7)	89,071	50,355	199,933
Distribution and shareholder service fees: (Note 7)
Class A	29,508	14,071	91,315
Class B	9	60	628
Class C	666	3,461	32,609
Class R	2	2	2
Transfer agent fees	29,960	22,511	51,528
Trustees fees (Note 7)	753	398	2,784
Custody fees	27,932	71,014	73,115
Accounting services fees	18,214	22,421	78,865
Audit fees	6,949	8,090	26,192
Legal fees	7,225	3,845	26,243
Registration fees	22,896	23,495	24,140
Reports to shareholders	6,117	3,278	21,715
Other	5,957	3,771	18,584

Total expenses before waiver and reimbursement (Note 7)	245,259	226,772	647,653
Less: Expenses waived or borne by the adviser and administrator	(28,537)	(51,888)	(11,840)

Net expenses	216,722	174,884	635,813

Net investment income (loss)	(27,531)	(86,254)	208,961

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	603,922	334,149	1,352,592
Futures contracts	28,162	27,202	414,385
Foreign currency related transactions	(2,460)	(129)	(2,995)
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	2,264,621	726,333	2,277,422
Futures contracts	(322)	8,183	144,105
Foreign currency related translations	(381)	(268)	(781)

Net realized and unrealized gain (loss) on investments	2,893,542	1,095,470	4,184,728

Total increase (decrease) in net assets resulting from operations	2,866,011	1,009,216	4,393,689

64	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Tax-Exempt Fund ($)	Highland Fixed Income Fund ($)

241	17,710
629,186	1,966,872
—	—
—	10,592

629,427	1,995,174

61,535	294,365

41,496	238,301
3	476
8,604	20,371
—	6
14,709	101,407
1,207	7,122
1,317	25,367
18,406	89,062
7,986	45,707
11,134	69,694
19,181	23,787
9,042	54,986
8,349	42,688

202,969	1,013,339
(2,014)	—

200,955	1,013,339

428,472	981,835

74,200	147,175
—	249,416
—	—

(358,042)	(1,603,104)
—	(158,871)
—	—

(283,842)	(1,365,384)

144,630	(383,549)

See accompanying Notes to Financial Statements.	65

STATEMENTS OF CHANGES IN NET ASSETS

	Highland Alpha Trend Strategies Fund		Highland Alternative Income Fund

	Six Months Ended March 31, 2013 (unaudited) ($)	Period Ended September 30, 2012(a) ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Period Ended September 30, 2012(b) ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(15,077)	(48,242)	230,885	431,738
Net realized gain (loss) on investments, securities sold short and futures contracts	(201,262)	(79,997)	(187,558)	(569,928)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short and futures contracts	71,960	50,597	(18,058)	138,574

Net increase (decrease) from operations	(144,379)	(77,642)	25,269	384

Distributions to shareholders from:
Net investment income
Class A	—	—	(88,176)	(130,347)
Class C	—	—	(1,340)	(1,553)
Class R	—	—	(27,098)	(42,281)
Class Y	—	—	(145,434)	(260,193)
Net realized gains
Class A	(13,843)	—	—	—
Class B	—	—	—	—
Class C	(362)	—	—	—
Class R	(2,788)	—	—	—
Class Y	(25,046)	—	—	—

Total distributions	(42,039)	—	(262,048)	(434,374)

Increase (decrease) in net assets from operations and distributions	(186,418)	(77,642)	(236,779)	(433,990)

Share transactions:
Proceeds from sale of shares
Class A	1,347,885	2,052,496	537,148	6,458,910
Class C	—	51,800	—	73,200
Class R	—	397,000	635,861	1,666,540
Class Y	147,013	4,393,403	2,324,179	12,059,796
Value of distributions reinvested
Class A	4,912	—	68,141	100,396
Class B	—	—	—	—
Class C	362	—	1,340	1,553
Class R	2,788	—	7,376	12,151
Class Y	25,046	—	121,265	221,407
Cost of shares redeemed
Class A	(887,058)	(922,228)	(3,967,655)	(859,213)
Class B	—	—	—	—
Class C	(9,801)	—	—	—
Class R	(36,097)	(46,170)	(246,470)	(489,742)
Class Y	(1,081,213)	(1,425,120)	(3,991,894)	(4,467,524)
Reorganization (Note 11)
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Class Y	—	—	—	—
Redemption fees (Note 2)	89	9,364	4,043	3,532

Net increase (decrease) from share transactions	(486,074)	4,510,545	(4,506,666)	14,781,006

Total increase (decrease) in net assets	(672,492)	4,432,903	(4,743,445)	14,347,016
Net Assets
Beginning of period	4,432,903	—	14,347,016	—

End of period	3,760,411	4,432,903	9,603,571	14,347,016

Accumulated net investment income (loss)	(33,678)	(18,601)	2,411	33,574

(a)	Commenced operations on November 1, 2011.
(b)	Commenced operations on January 13, 2012.
(c)	Commenced operations on November 14, 2011.

66	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

Highland Trend Following Fund		Highland Global Allocation Fund		Highland Dividend Equity Fund

Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Period Ended September 30, 2012(c) ($)

(21,077)	(87,238)	1,043,331	245,161	132,058	104,617
(6,603)	(383,893)	14,986,068	2,210,038	112,037	2,789
(121,538)	(360,416)	2,602,407	5,382,956	1,210,449	1,113,540

(149,218)	(831,547)	18,631,806	7,838,155	1,454,544	1,220,946

—	—	(867,697)	(320,011)	(5,812)	(4,632)
—	—	(1,994)	(5,894)	(9,318)	(4,891)
—	—	(6)	(2)	—	—
—	—	(16,916)	(1,014)	(131,882)	(146,302)

—	(65,979)	(4,343,824)	—	(253)	—
—	—	(1,046)	—	—	—
—	—	(88,487)	—	(634)	—
—	—	(53)	—	—	—
—	—	(70,456)	—	(5,856)	—

—	(65,979)	(5,390,479)	(326,921)	(153,755)	(155,825)

(149,218)	(897,526)	13,241,327	7,511,234	1,300,789	1,065,121

100,094	336,158	1,151,948	949,375	557,175	394,384
1,500	74,864	71,366	30,536	582,835	711,338
—	—	—	—	—	—
2,000,000	—	153,343	831	577,073	9,769,318

—	59,666	4,914,071	299,324	4,499	3,333
—	—	961	—	—	—
—	—	80,945	4,680	9,644	4,675
—	—	59	2	—	—
—	—	83,032	103	26,608	25,101

(1,420,674)	(6,239,869)	(30,225,668)	(6,209,682)	(22,245)	(4,443)
—	—	(58,000)	(106,756)	—	—
(23,646)	(25,186)	(524,357)	(307,245)	(6,621)	(6,328)
—	—	—	—	—	—
—	—	(62,009)	(45,985)	(1,218,598)	(857,192)

—	—	—	163,434,133	—	—
—	—	—	32,186	—	—
—	—	—	2,021,107	—	—
—	—	—	1,064	—	—
—	—	—	3,055,407	—	—
7	20	—	—	54	794

657,281	(5,794,347)	(24,414,309)	163,159,080	510,424	10,040,980

508,063	(6,691,873)	(11,172,982)	170,670,314	1,811,213	11,106,101

2,193,342	8,885,215	201,408,873	30,738,559	11,106,101	—

2,701,405	2,193,342	190,235,891	201,408,873	12,917,314	11,106,101

(87,169)	(66,092)	380,816	224,098	(1,522)	13,432

See accompanying Notes to Financial Statements.	67

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund

	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	571,561	199,967	(94,197)	(349,383)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	8,872,778	9,782,289	2,263,390	3,705,376
Net increase in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	2,230,056	36,327,521	2,813,523	5,754,801

Net increase from operations	11,674,395	46,309,777	4,982,716	9,110,794

Distributions to shareholders from:
Net investment income
Class A	(644,361)	—	—	—
Class C	—	—	—	—
Class R	(701)	—	—	—
Class Y	(180,681)	—	—	—
Net realized gains
Class A	—	—	(2,434,686)	—
Class B	—	—	(11,985)	—
Class C	—	—	(252,014)	—
Class R	—	—	(82)	—
Class Y	—	—	(32,701)	—

Total distributions	(825,743)	—	(2,731,468)	—

Increase in net assets from operations and distributions	10,848,652	46,309,777	2,251,248	9,110,794

Share transactions:
Proceeds from sale of shares
Class A	5,517,819	7,886,855	523,581	1,385,562
Class B	—	518	718	—
Class C	993,344	384,137	164,770	256,582
Class R	98,861	25,457	—	—
Class Y	2,223,390	2,859,803	863,097	187,440
Value of distributions reinvested
Class A	595,594	—	2,306,485	—
Class B	—	—	7,196	—
Class C	—	—	231,119	—
Class R	701	—	82	—
Class Y	144,768	—	32,700	—
Cost of shares redeemed
Class A	(12,890,786)	(25,639,343)	(3,828,313)	(7,150,865)
Class B	(35,665)	(157,389)	(50,213)	(116,058)
Class C	(1,884,950)	(3,185,420)	(174,531)	(574,531)
Class R	(47,474)	(22,576)	—	—
Class Y	(4,276,056)	(10,151,043)	(37,193)	(5,862)

Net increase (decrease) from share transactions	(9,560,454)	(27,999,001)	39,498	(6,017,732)

Total increase (decrease) in net assets	1,288,198	18,310,776	2,290,746	3,093,062
Net Assets
Beginning of period	162,965,773	144,654,997	37,260,575	34,167,513

End of period	164,253,971	162,965,773	39,551,321	37,260,575

Accumulated net investment income (loss)	(60,431)	193,751	(425,398)	(331,201)

68	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

Highland Global Select Equity Fund		Highland International Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)

(27,531)	847	(86,254)	21,676	208,961	792,137
629,624	527,638	361,222	(424,465)	1,763,982	3,615,545
2,263,918	3,859,367	734,248	2,397,790	2,420,746	9,505,899

2,866,011	4,387,852	1,009,216	1,995,001	4,393,689	13,913,581

—	—	—	(142,377)	(729,626)	(1,029,000)
—	—	—	(6,098)	(17,913)	(31,534)
—	—	—	(3)	(8)	(5)
—	—	—	(7,671)	(4,116)	(2,892)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(156,149)	(751,663)	(1,063,431)

2,866,011	4,387,852	1,009,216	1,838,852	3,642,026	12,850,150

229,284	540,862	234,215	319,568	402,535	1,353,810
—	—	—	—	—	—
15,317	19,326	23,215	46,596	29,969	93,556
—	—	—	—	—	—
17,808	—	15,383	60,084	111,488	1,177

—	—	—	132,726	647,468	910,322
—	—	—	—	—	—
—	—	—	5,921	11,221	19,953
—	—	—	3	8	5
—	—	—	7,587	2,668	1,373

(1,917,662)	(4,371,970)	(1,410,603)	(2,827,269)	(6,482,702)	(18,261,342)
(3,659)	(18,957)	(5,682)	(40,603)	(20,327)	(252,797)
(14,349)	(1,139)	(32,923)	(365,340)	(1,127,329)	(2,467,693)
—	—	—	—	—	—
(3,000)	—	(4,937)	—	(25,214)	(55,719)

(1,676,261)	(3,831,878)	(1,181,332)	(2,660,727)	(6,450,215)	(18,657,355)

1,189,750	555,974	(172,116)	(821,875)	(2,808,189)	(5,807,205)

23,480,766	22,924,792	12,596,614	13,418,489	82,537,359	88,344,564

24,670,516	23,480,766	12,424,498	12,596,614	79,729,170	82,537,359

(46,328)	(18,797)	(90,130)	(3,876)	160,666	703,368

See accompanying Notes to Financial Statements.	69

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)	Six Months Ended March 31, 2013 (unaudited) ($)	Year Ended September 30, 2012 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	428,472	956,832	981,835	1,479,372
Net realized gain on investments and futures contracts	74,200	210,014	396,591	2,106,412
Net increase (decrease) in unrealized appreciation (depreciation) on investments and futures contracts	(358,042)	1,235,560	(1,761,975)	2,191,450

Net increase (decrease) from operations	144,630	2,402,406	(383,549)	5,777,234

Distributions to shareholders from:
Net investment income
Class A	(410,112)	(919,180)	(963,448)	(1,884,566)
Class B	(6)	(69)	(118)	(1,046)
Class C	(14,855)	(32,604)	(5,355)	(16,294)
Class R	—	—	(9)	(19)
Class Y	(3,350)	(4,979)	(8,953)	(22,285)
Return of Capital
Class A	—	—	—	(176,683)
Class B	—	—	—	(98)
Class C	—	—	—	(1,528)
Class R	—	—	—	(2)
Class Y	—	—	—	(2,089)

Total distributions	(428,323)	(956,832)	(977,883)	(2,104,610)

Increase (decrease) in net assets from operations and distributions	(283,693)	1,445,574	(1,361,432)	3,672,624

Share transactions:
Proceeds from sale of shares
Class A	2,627,583	1,018,836	1,426,361	4,171,071
Class B	—	—	2,141	—
Class C	17,321	116,122	62,944	926,358
Class Y	116,315	54,152	45,425	102,877
Value of distributions reinvested
Class A	253,107	557,374	809,168	1,884,196
Class B	5	69	28	429
Class C	6,060	12,605	3,358	14,768
Class R	—	—	8	21
Class Y	659	148	6,940	23,353
Cost of shares redeemed
Class A	(2,892,488)	(5,225,265)	(21,213,943)	(14,121,804)
Class B	(1,725)	(3,188)	(46,190)	(76,199)
Class C	(85,223)	(142,953)	(1,419,466)	(251,996)
Class Y	(418)	(60,156)	(361,317)	(230,364)
Reorganization (Note 11)
Class A	—	—	—	112,463,310
Class B	—	—	—	107,499
Class C	—	—	—	3,470,117
Class R	—	—	—	1,008
Class Y	—	—	—	564,429

Net increase (decrease) from share transactions	41,196	(3,672,256)	(20,684,543)	109,049,073

Total increase (decrease) in net assets	(242,497)	(2,226,682)	(22,045,975)	112,721,697
Net Assets
Beginning of period	35,656,064	37,882,746	208,804,035	96,082,338

End of period	35,413,567	35,656,064	186,758,060	208,804,035

Accumulated net investment income (loss)	50,734	50,585	(846,212)	(850,164)

70	See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Alpha Trend Strategies Fund		Highland Alternative Income Fund

	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012(a)	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012(b)
Class A:
Shares sold	146,441	215,510	56,084	655,736
Issued for distribution reinvested	537	—	7,134	10,321
Shares redeemed	(96,413)	(98,658)	(415,212)	(88,402)
Subscriptions from Reorganization (Note 11)	—	—	—	—

Net increase (decrease) in fund shares	50,565	116,852	(351,994)	577,655

Class B:
Issued for distribution reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Subscriptions from Reorganization (Note 11)	—	—	—	—

Net increase (decrease) in fund shares	—	—	—	—

Class C:
Shares sold	—	5,462	—	7,400
Issued for distribution reinvested	40	—	140	159
Shares redeemed	(1,046)	—	—	—
Subscriptions from Reorganization (Note 11)	—	—	—	—

Net increase (decrease) in fund shares	(1,006)	5,462	140	7,559

Class R:
Shares sold	—	40,179	66,652	167,179
Issued for distribution reinvested	304	—	774	1,241
Shares redeemed	(3,926)	(4,768)	(25,800)	(50,020)
Subscriptions from Reorganization (Note 11)	—	—	—	—

Net increase (decrease) in fund shares	(3,622)	35,411	41,626	118,400

Class Y:
Shares sold	16,190	464,656	242,270	1,212,560
Issued for distribution reinvested	2,725	—	12,717	22,620
Shares redeemed	(118,364)	(151,237)	(415,793)	(451,560)
Subscriptions from Reorganization (Note 11)	—	—	—	—

Net increase (decrease) in fund shares	(99,449)	313,419	(160,806)	783,620

(a)	Commenced operations on November 1, 2011.
(b)	Commenced operations on January 13, 2012.
(c)	Commenced operations on November 14, 2011.

72	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Trend Following Fund		Highland Global Allocation Fund		Highland Dividend Equity Fund

Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012(c)

11,191	35,080	112,892	99,121	43,303	35,579
—	6,222	502,976	34,287	366	292
(156,790)	(658,389)	(3,006,577)	(650,795)	(1,801)	(398)
—	—	—	15,968,115	—	—

(145,599)	(617,087)	(2,390,709)	15,450,728	41,868	35,473

—	—	103	—	—	—
—	—	(5,993)	(11,574)	—	—
—	—	—	3,319	—	—

—	—	(5,890)	(8,255)	—	—

167	7,959	7,580	3,478	50,358	67,795
—	—	8,905	573	840	427
(2,628)	(2,660)	(53,889)	(34,105)	(560)	(556)
—	—	—	212,545	—	—

(2,461)	5,299	(37,404)	182,491	50,638	67,666

—	—	—	—	—	—
—	—	7	—	—	—
—	—	—	—	—	—
—	—	—	103	—	—

—	—	7	103	—	—

221,484	—	13,693	85	49,479	946,933
—	—	7,625	11	2,310	2,307
—	—	(5,489)	(4,467)	(103,074)	(79,655)
—	—	—	268,531	—	—

221,484	—	15,829	264,160	(51,285)	869,585

See accompanying Notes to Financial Statements.	73

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund

	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Class A:
Shares sold	209,527	332,718	40,747	112,653
Issued for distribution reinvested	23,588	—	196,130	—
Shares redeemed	(491,319)	(1,108,302)	(305,190)	(590,883)

Net decrease in fund shares	(258,204)	(775,584)	(68,313)	(478,230)

Class B:
Shares sold	—	25	73	—
Issued for distribution reinvested	—	(7,638)	731	—
Shares redeemed	(1,608)	—	(4,731)	(10,947)

Net decrease in fund shares	(1,608)	(7,613)	(3,927)	(10,947)

Class C:
Shares sold	43,079	18,814	15,301	24,412
Issued for distribution reinvested	—	—	23,703	—
Shares redeemed	(82,427)	(160,742)	(16,321)	(55,459)

Net increase (decrease) in fund shares	(39,348)	(141,928)	22,683	(31,047)

Class R:
Shares sold	3,720	1,092	—	—
Issued for distribution reinvested	28	—	7	—
Shares redeemed	(1,757)	(930)	—	—

Net increase in fund shares	1,991	162	7	—

Class Y:
Shares sold	82,056	119,672	67,085	14,791
Issued for distribution reinvested	5,613	—	2,646	—
Shares redeemed	(158,964)	(429,549)	(2,721)	(507)

Net increase (decrease) in fund shares	(71,295)	(309,877)	67,010	14,284

74	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Global Select Equity Fund		Highland International Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

10,707	28,524	18,551	27,608	19,245	69,189
—	—	—	12,569	31,189	48,344
(89,849)	(226,521)	(112,167)	(248,031)	(307,475)	(922,719)

(79,142)	(197,997)	(93,616)	(207,854)	(257,041)	(805,186)

—	—	—	—	—	—
—	—	—	—	—	—
(204)	(1,117)	(499)	(3,811)	(1,007)	(13,284)

(204)	(1,117)	(499)	(3,811)	(1,007)	(13,284)

784	1,101	1,988	4,526	1,547	5,191
—	—	—	613	582	1,141
(732)	(66)	(2,828)	(34,086)	(57,792)	(136,539)

52	1,035	(840)	(28,947)	(55,663)	(130,207)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

838	—	1,198	5,440	5,217	62
—	—	—	710	127	73
(135)	—	(382)	—	(1,171)	(2,930)

703	—	816	6,150	4,173	(2,795)

See accompanying Notes to Financial Statements.	75

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES	Highland Funds II

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Class A:
Shares sold	212,124	83,896	109,862	326,852
Issued for distribution reinvested	20,512	45,975	62,310	147,039
Shares redeemed	(234,681)	(430,408)	(1,632,130)	(1,106,247)
Subscriptions from Reorganization (Note 11)	—	—	—	8,619,582

Net increase (decrease) in fund shares	(2,045)	(300,537)	(1,459,958)	7,987,226

Class B:
Shares sold	—	—	164	—
Issued for distribution reinvested	—	6	2	34
Shares redeemed	(139)	(263)	(3,550)	(5,875)
Subscriptions from Reorganization (Note 11)	—	—	—	8,241

Net increase (decrease) in fund shares	(139)	(257)	(3,384)	2,400

Class C:
Shares sold	1,399	9,667	4,836	72,314
Issued for distribution reinvested	492	1,039	259	1,150
Shares redeemed	(6,940)	(11,783)	(108,851)	(19,713)
Subscriptions from Reorganization (Note 11)	—	—	—	265,608

Net increase (decrease) in fund shares	(5,049)	(1,077)	(103,756)	319,359

Class R:
Issued for distribution reinvested	—	—	1	2
Subscriptions from Reorganization (Note 11)	—	—	—	77

Net increase in fund shares	—	—	1	79

Class Y:
Shares sold	8,725	4,110	3,505	8,169
Issued for distribution reinvested	50	11	535	1,826
Shares redeemed	(32)	(4,602)	(27,838)	(18,312)
Subscriptions from Reorganization (Note 11)	—	—	—	43,318

Net increase (decrease) in fund shares	8,743	(481)	(23,798)	35,001

76	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

FINANCIAL HIGHLIGHTS

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions
Highland Alpha Trend Strategies Fund
Class A
2013(d)	$9.38	$(0.04)	$(0.28)	$(0.32)	$—	$(0.08)	$(0.08)
2012(i)	10.00	(0.13)	(0.51)	(0.64)	—	—	—
Class C
2013(d)	$9.36	$(0.06)	$(0.29)	$(0.35)	$—	$(0.08)	$(0.08)
2012(i)	9.56	(0.12)	(0.08)	(0.20)	—	—	—
Class R
2013(d)	$9.41	$(0.05)	$(0.29)	$(0.34)	$—	$(0.08)	$(0.08)
2012(i)	10.00	(0.14)	(0.47)	(0.61)	—	—	—
Class Y
2013(d)	$9.42	$(0.03)	$(0.28)	$(0.31)	$—	$(0.08)	$(0.08)
2012(i)	10.00	(0.10)	(0.50)	(0.60)	—	—	—

Highland Alternative Income Fund
Class A
2013(d)	$9.64	$0.16	$(0.15)	$0.01	$(0.20)	$—	$(0.20)
2012(j)	10.00	0.36	(0.37)	(0.01)	(0.35)	—	(0.35)
Class C
2013(d)	$9.65	$0.15	$(0.17)	$(0.02)	$(0.18)	$—	$(0.18)
2012(j)	10.00	0.33	(0.35)	(0.02)	(0.33)	—	(0.33)
Class R
2013(d)	$9.65	$0.17	$(0.17)	$— (e)	$(0.20)	$—	$(0.20)
2012(j)	10.00	0.36	(0.38)	(0.02)	(0.33)	—	(0.33)
Class Y
2013(d)	$9.65	$0.20	$(0.18)	$0.02	$(0.22)	$—	$(0.22)
2012(j)	10.00	0.40	(0.38)	0.02	(0.37)	—	(0.37)

Highland Trend Following Fund
Class A
2013(d)	$9.33	$(0.09)	$(0.49)	$(0.58)	$—	$—	$—
2012	10.49	(0.14)	(0.93)	(1.07)	—	(0.09)	(0.09)
2011(k)	11.18	(0.11)	(0.58)	(0.69)	—	—	—
2011(l)	10.58	(0.13)	0.78	0.65	—	(0.05)	(0.05)
2010(m)	10.00	(0.14)	0.76	0.62	—	(0.04)	(0.04)
Class C
2013(d)	$9.30	$(0.12)	$(0.48)	$(0.60)	$—	$—	$—
2012(n)	9.47	(0.12)	(0.05)	(0.17)	—	—	—
Class Y
2013(d)(n)	$10.00	$(0.03)	$(1.21)	$(1.24)	$—	$—	$—

78	See accompanying Notes to Financial Statements.

					Ratios and Supplemental Data
Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)		Portfolio Turnover Rate

$—	(e)	$8.98	(3.41	)%(f)	$1,503	(0.80)%	1.99	%(g)(h)	6.51	%(g)(h)	1,574	%(f)
0.02		9.38	(6.20	)(f)	1,097	(1.55)	2.35	(g)(h)	6.72	(g)(h)	2,624	(f)

$—	(e)	$8.93	(3.74	)%(f)	$40	(1.45)%	2.64	%(g)(h)	7.16	%(g)(h)	1,574	%(f)
—		9.36	(2.09	)(f)	51	(2.20)	3.00	(g)(h)	7.37	(g)(h)	2,624	(f)

$—	(e)	$8.99	(3.61	)%(f)	$286	(0.95)%	2.14	%(g)(h)	6.66	%(g)(h)	1,574	%(f)
0.02		9.41	(5.90	)(f)	333	(1.70)	2.50	(g)(h)	6.87	(g)(h)	2,624	(f)

$—	(e)	$9.03	(3.28	)%(f)	$1,931	(0.45)%	1.64	%(g)(h)	6.16	%(g)(h)	1,574	%(f)
0.02		9.42	(5.80	)(f)	2,952	(1.20)	2.00	(g)(h)	6.37	(g)(h)	2,624	(f)

$—	(e)	$9.45	0.16	%(f)	$2,132	3.45%	2.75	%(g)(h)	3.50	%(g)(h)	895	%(f)
—	(e)	9.64	(0.10	)(f)	5,570	5.29	1.94	(g)(h)	3.94	(g)(h)	1,081	(f)

$—	(e)	$9.45	(0.25	)%(f)	$73	2.80%	3.40	%(g)(h)	4.15	%(g)(h)	895	%(f)
—	(e)	9.65	(0.15	)(f)	73	4.82	2.41	(g)(h)	4.59	(g)(h)	1,081	(f)

$—	(e)	$9.45	(0.01	)%(f)	$1,512	3.30%	2.90	%(g)(h)	3.65	%(g)(h)	895	%(f)
—	(e)	9.65	(0.19	)(f)	1,142	5.14	2.09	(g)(h)	4.09	(g)(h)	1,081	(f)

$—	(e)	$9.45	0.24	%(f)	$5,887	3.80%	2.40	%(g)(h)	3.15	%(g)(h)	895	%(f)
—	(e)	9.65	0.17	(f)	7,562	5.64	1.59	(g)(h)	3.59	(g)(h)	1,081	(f)

$—	(e)	$8.75	(6.22	)%(f)	$737	(1.99)%	2.23	%(g)	7.10	%(g)	477	%(f)
—	(e)	9.33	(10.19)		2,144	(1.45)	2.25	(g)	5.18	(g)	848
—		10.49	(6.17	)(f)	8,885	(1.57)	2.25	(g)	3.54	(g)	256	(f)
—		11.18	6.13		24,471	(1.24)	2.25	(g)	2.79	(g)	213
—		10.58	6.19	(f)	26,254	(1.54)	2.25	(g)	3.72	(g)	626	(f)

$—	(e)	$8.70	(6.45	)%(f)	$25	(2.64)%	2.88	%(g)	7.75	%(g)	477	%(f)
—	(e)	9.30	(1.80	)(f)	49	(2.10)	2.90	(g)	6.96	(g)	848

$—		$8.76	(2.99	)%(f)	$1,939	(1.64)%	1.88	%(g)	6.75	%(g)	477	%(f)

See accompanying Notes to Financial Statements.	79

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations				Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income			Net Realized Gains		Total Distributions
Highland Global Allocation Fund
Class A
2013(d)	$10.24	$0.06		$1.03	$1.09		$(0.05)		$(0.26)		$(0.31)
2012	8.15	0.07		2.11	2.18		(0.09)		—		(0.09)
2011	8.45	0.08		(0.31)	(0.23)		(0.07)		—		(0.07)
2010	8.07	0.08		0.38	0.46		(0.08)		—		(0.08)
2009	8.86	0.10		(0.69)	(0.59)		(0.10)		(0.10)		(0.20)
2008	12.82	0.08		(1.80)	(1.72)		(0.08)		(2.16)		(2.24)
Class B
2013(d)	$9.70	$0.02		$0.98	$1.00		$—		$(0.26)		$(0.26)
2012	7.70	—	(e)	2.00	2.00		—		—		—
2011	7.99	0.01		(0.30)	(0.29)		—		—		—
2010	7.67	0.01		0.36	0.37		(0.05)		—		(0.05)
2009	8.36	0.04		(0.63)	(0.59)		—		(0.10)		(0.10)
2008	12.21	(—	)(e)	(1.69)	(1.69)		(—	)(e)	(2.16)		(2.16)
Class C
2013(d)	$9.51	$0.02		$0.95	$0.97	$	(—	)(e)	$(0.26)		$(0.26)
2012	7.58	—	(e)	1.96	1.96		(0.03)		—		(0.03)
2011	7.86	0.01		(0.29)	(0.28)		—		—		—
2010	7.54	0.02		0.34	0.36		(0.04)		—		(0.04)
2009	8.28	0.04		(0.64)	(0.60)		(0.04)		(0.10)		(0.14)
2008	12.12	(—	)(e)	(1.68)	(1.68)		(—	)(e)	(2.16)		(2.16)
Class R
2013(d)	$10.33	$0.05		$1.05	$1.10		$(0.03)		$(0.26)		$(0.29)
2012	8.16	0.05		2.14	2.19		(0.02)		—		(0.02)
2011	8.44	0.06		(0.29)	(0.23)		(0.05)		—		(0.05)
2010	8.06	0.06		0.37	0.43		(0.05)		—		(0.05)
2009	8.85	0.08		(0.69)	(0.61)		(0.08)		(0.10)		(0.18)
2008(p)	9.66	0.04		(0.85)	(0.81)		(—	)(e)	(—	)(e)	(—	)(e)
Class Y
2013(d)	$11.38	$0.08		$1.15	$1.23		$(0.06)		$(0.26)		$(0.32)
2012	9.04	0.08		2.37	2.45		(0.11)		—		(0.11)
2011	9.37	0.12		(0.36)	(0.24)		(0.09)		—		(0.09)
2010	8.94	0.10		0.43	0.53		(0.10)		—		(0.10)
2009	9.79	0.12		(0.75)	(0.63)		(0.12)		(0.10)		(0.22)
2008	13.91	0.13		(1.98)	(1.85)		(0.11)		(2.16)		(2.27)

Highland Dividend Equity Fund
Class A
2013(d)	$11.96	$0.13		$1.38	$1.51		$(0.13)		$(0.01)		$(0.14)
2012(q)	10.00	0.11		2.00	2.11		(0.15)		—		(0.15)
Class C
2013(d)	$11.40	$0.08		$1.32	$1.40		$(0.10)		$(0.01)		$(0.11)
2012(q)	10.00	0.04		1.44	1.48		(0.08)		—		(0.08)
Class Y
2013(d)	$11.40	$0.14		$1.31	$1.45		$(0.15)		$(0.01)		$(0.16)
2012(q)	10.00	0.14		1.44	1.58		(0.18)		—		(0.18)

80	See accompanying Notes to Financial Statements.

					Ratios and Supplemental Data
Redemption Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)		Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—		$11.02	11.02	%(f)	$183,342	1.13%		1.07%		1.07%	40	%(f)
—		10.24	26.97		194,779	0.77		1.41		1.41	47
—		8.15	(2.85)		29,171	0.89		1.13	(o)	1.13	47
—		8.45	5.70		34,667	1.00		1.36	(o)	1.41	50
—		8.07	(6.11)		34,466	1.39		1.33	(o)	1.52	69
—		8.86	(15.86)		42,078	0.76		1.17	(o)	1.35	67

$—		$10.44	10.61	%(f)	$4	0.38%		1.82%		1.82%	40	%(f)
—		9.70	25.97		61	0.02		2.16		2.16	47
—		7.70	(3.63)		112	0.14		1.88	(o)	1.88	47
—		7.99	4.84		225	0.14		2.12	(o)	2.15	50
—		7.67	(6.75)		626	0.68		2.08	(o)	2.27	69
—		8.36	(16.42)		1,509	(0.01)		1.92	(o)	2.10	67

$—		$10.22	10.58	%(f)	$3,319	0.38%		1.82%		1.82%	40	%(f)
—		9.51	25.97		3,443	0.02		2.16		2.16	47
—		7.58	(3.56)		1,361	0.14		1.88	(o)	1.88	47
—		7.86	4.83		1,907	0.25		2.12	(o)	2.16	50
—		7.54	(6.76)		1,852	0.60		2.08	(o)	2.27	69
—		8.28	(16.45)		1,098	(—	)(e)	1.92	(o)	2.10	67

$—		$11.14	10.97	%(f)	$2	0.88%		1.32%		1.32%	40	%(f)
—		10.33	26.87		2	0.52		1.66		1.66	47
—		8.16	(2.82)		1	0.64		1.38	(o)	1.38	47
—		8.44	5.34		9	0.75		1.61	(o)	1.66	50
—		8.06	(6.35)		9	1.11		1.58	(o)	1.77	69
—		8.85	(8.39	)(f)	9	0.59		1.42	(o)	1.60	67

$—		$12.29	11.16	%(f)	$3,569	1.38%		0.82%		0.82%	40	%(f)
—		11.38	27.34		3,124	1.02		1.16		1.16	47
—		9.04	(2.68)		94	1.14		0.88	(o)	0.88	47
—		9.37	5.88		149	1.19		1.11	(o)	1.14	50
—		8.94	(5.83)		294	1.48		1.01	(o)	1.07	69
—		9.79	(15.56)		9	1.13		0.92	(o)	1.10	67

$—	(e)	$13.33	12.78	%(f)	$1,031	2.05%		1.29%		2.29%	3	%(f)
—	(e)	11.96	21.16	(f)	424	1.10		2.25		4.03	6	(f)

$—	(e)	$12.69	12.37	%(f)	$1,501	1.40%		1.94%		2.94%	3	%(f)
—	(e)	11.40	14.89	(f)	771	0.45		2.90		4.68	6	(f)

$—	(e)	$12.69	12.89	%(f)	$10,385	2.40%		0.94%		1.94%	3	%(f)
—	(e)	11.40	15.90	(f)	9,911	1.45		1.90		3.68	6	(f)

See accompanying Notes to Financial Statements.	81

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)			Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions
Highland Premier Growth Equity Fund
Class A
2013(d)	$26.13		$0.10		$1.88	$1.98	$(0.14)		$—		$(0.14)
2012	19.39		0.03		6.71	6.74	—		—		—
2011	19.45		(—	)(e)	(0.06)	(0.06)	—		—		—
2010	18.45		(0.01)		1.06	1.05	(0.05)		—		(0.05)
2009	20.84		0.06		(1.27)	(1.21)	(0.01)		(1.17)		(1.18)
2008	27.15		0.01		(3.76)	(3.75)	(—	)(e)	(2.56)		(2.56)
Class B
2013(d)	$22.46	$	(—	)(e)	$1.63	$1.63	$—		$—		$—
2012	16.80		(0.12)		5.78	5.66	—		—		—
2011	16.97		(0.15)		(0.02)	(0.17)	—		—		—
2010	16.20		(0.14)		0.93	0.79	(0.02)		—		(0.02)
2009	18.62		(0.06)		(1.19)	(1.25)	—		(1.17)		(1.17)
2008	24.71		(0.15)		(3.38)	(3.53)	(—	)(e)	(2.56)		(2.56)
Class C
2013(d)	$22.50	$	(—	)(e)	$1.62	$1.62	$—		$—		$—
2012	16.82		(0.12)		5.80	5.68	—		—		—
2011	17.00		(0.15)		(0.03)	(0.18)	—		—		—
2010	16.21		(0.14)		0.93	0.79	—		—		—
2009	18.62		(0.06)		(1.18)	(1.24)	—		(1.17)		(1.17)
2008	24.72		(0.15)		(3.39)	(3.54)	(—	)(e)	(2.56)		(2.56)
Class R
2013(d)	$25.84		$0.05		$1.88	$1.93	$(0.08)		$—		$(0.08)
2012	19.22		(0.03)		6.65	6.62	—		—		—
2011	19.33		(0.06)		(0.05)	(0.11)	—		—		—
2010	18.39		(0.06)		1.05	0.99	(0.05)		—		(0.05)
2009	20.80		0.02		(1.26)	(1.24)	—		(1.17)		(1.17)
2008(p)	22.19		(0.02)		(1.37)	(1.39)	(—	)(e)	(—	)(e)	(—	)(e)
Class Y
2013(d)	$26.74		$0.13		$1.93	$2.06	$(0.20)		$—		$(0.20)
2012	19.80		0.09		6.85	6.94	—		—		—
2011	19.81		0.05		(0.06)	(0.01)	—		—		—
2010	18.78		0.04		1.08	1.12	(0.09)		—		(0.09)
2009	21.25		0.11		(1.31)	(1.20)	(0.10)		(1.17)		(1.27)
2008	27.57		0.07		(3.83)	(3.76)	(—	)(e)	(2.56)		(2.56)

Highland Small-Cap Equity Fund
Class A
2013(d)	$12.88		$(0.03)		$1.72	$1.69	$—		$(0.96)		$(0.96)
2012	10.07		(0.10)		2.91	2.81	—		—		—
2011	9.64		(0.07)		0.50	0.43	—		—		—
2010	8.49		(0.03)		1.18	1.15	—		—		—
2009	10.73		(0.04)		(1.34)	(1.38)	—		(0.86)		(0.86)
2008	16.13		—	(e)	(2.43)	(2.43)	(—	)(e)	(2.97)		(2.97)

82	See accompanying Notes to Financial Statements.

			Ratios and Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$27.97	7.62	%(f)	$128,761	0.73%	1.22%		1.27%	11	%(f)
26.13	34.76		127,028	0.14	1.22		1.31	16
19.39	(0.31)		109,321	(0.02)	1.07	(o)	1.10	23
19.45	5.69		140,095	(0.08)	1.00	(o)	1.00	21
18.45	(3.58)		149,681	0.36	1.10	(o)	1.10	27
20.84	(14.92)		162,122	0.06	1.07	(o)	1.07	30

$24.09	7.26	%(f)	$80	(0.02)%	1.97%		2.02%	11	%(f)
22.46	33.69		110	(0.61)	1.97		2.06	16
16.80	(1.00)		210	(0.77)	1.82	(o)	1.85	23
16.97	4.88		577	(0.89)	1.78	(o)	1.79	21
16.20	(4.29)		2,474	(0.46)	1.85	(o)	1.85	27
18.62	(15.55)		6,115	(0.71)	1.82	(o)	1.82	30

$24.12	7.20	%(f)	$10,322	(0.02)%	1.97%		2.02%	11	%(f)
22.50	33.77		10,512	(0.61)	1.97		2.06	16
16.82	(1.06)		10,248	(0.77)	1.82	(o)	1.85	23
17.00	4.87		13,770	(0.83)	1.75	(o)	1.75	21
16.21	(4.23)		14,378	(0.41)	1.85	(o)	1.85	27
18.62	(15.59)		19,630	(0.70)	1.82	(o)	1.82	30

$27.69	7.49	%(f)	$305	0.48%	1.47%		1.52%	11	%(f)
25.84	34.44		233	(0.11)	1.47		1.56	16
19.22	(0.57)		171	(0.27)	1.32	(o)	1.35	23
19.33	5.40		103	(0.31)	1.23	(o)	1.24	21
18.39	(3.76)		9	0.10	1.35	(o)	1.35	27
20.80	(6.26	)(f)	9	(0.16)	1.35	(o)	1.35	30

$28.60	7.79	%(f)	$24,786	0.98%	0.97%		1.02%	11	%(f)
26.74	35.05		25,083	0.39	0.97		1.06	16
19.80	(0.05)		24,705	0.23	0.82	(o)	0.85	23
19.81	5.94		36,848	0.19	0.74	(o)	0.74	21
18.78	(3.30)		22,971	0.70	0.85	(o)	0.85	27
21.25	(14.71)		5,531	0.29	0.82	(o)	0.82	30

$13.61	14.28	%(f)	$34,675	(0.45)%	1.96%		1.96%	55	%(f)
12.88	27.91		33,698	(0.86)	2.00		2.00	24
10.07	4.46		31,155	(0.65)	1.91	(o)	1.92	71
9.64	13.55		34,798	(0.33)	1.81	(o)	1.97	42
8.49	(10.17)		32,456	(0.56)	2.14	(o)	2.20	51
10.73	(17.68)		42,271	0.03	1.37	(o)	1.38	60

See accompanying Notes to Financial Statements.	83

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains	Total Distributions
Highland Small-Cap Equity Fund (continued)
Class B
2013(d)	$10.97	$(0.06)	$1.43	$1.37	$—		$(0.96)	$(0.96)
2012	8.64	(0.17)	2.50	2.33	—		—	—
2011	8.33	(0.14)	0.45	0.31	—		—	—
2010	7.39	(0.07)	1.01	0.94	—		—	—
2009	9.58	(0.08)	(1.25)	(1.33)	—		(0.86)	(0.86)
2008	14.82	(0.08)	(2.19)	(2.27)	(—	)(e)	(2.97)	(2.97)
Class C
2013(d)	$10.91	$(0.06)	$1.42	$1.36	$—		$(0.96)	$(0.96)
2012	8.59	(0.17)	2.49	2.32	—		—	—
2011	8.29	(0.14)	0.44	0.30	—		—	—
2010	7.35	(0.08)	1.02	0.94	—		—	—
2009	9.53	(0.08)	(1.24)	(1.32)	—		(0.86)	(0.86)
2008	14.76	(0.08)	(2.18)	(2.26)	(—	)(e)	(2.97)	(2.97)
Class R
2013(d)	$12.79	$(0.04)	$1.70	$1.66	$—		$(0.96)	$(0.96)
2012	9.99	(0.13)	2.93	2.80	—		—	—
2011	9.58	(0.10)	0.51	0.41	—		—	—
2010	8.46	(0.05)	1.17	1.12	—		—	—
2009	10.72	(0.06)	(1.34)	(1.40)	—		(0.86)	(0.86)
2008(p)	11.58	(0.03)	(0.83)	(0.86)	(—	)(e)	—	(—	)(e)
Class Y
2013(d)	$13.48	$(0.02)	$1.81	$1.79	$—		$(0.96)	$(0.96)
2012	10.51	(0.08)	3.05	2.97	—		—	—
2011	10.04	(0.05)	0.52	0.47	—		—	—
2010	8.82	—	1.22	1.22	—		—	—
2009	11.06	(0.01)	(1.37)	(1.38)	—		(0.86)	(0.86)
2008	16.50	0.04	(2.51)	(2.47)	(—	)(e)	(2.97)	(2.97)

Highland Global Select Equity Fund
Class A
2013(d)	$20.27	$(0.02)	$2.60	$2.58	$—		$—	$—
2012	16.90	— (e)	3.37	3.37	—		—	—
2011	19.18	0.01	(2.26)	(2.25)	(0.03)		—	(0.03)
2010	18.26	0.04	1.08	1.12	(0.20)		—	(0.20)
2009	21.26	0.17	(2.15)	(1.98)	(0.31)		(0.71)	(1.02)
2008	32.08	0.28	(7.54)	(7.26)	(0.12)		(3.44)	(3.56)
Class B
2013(d)	$18.01	$(0.13)	$2.34	$2.21	$—		$—	$—
2012	15.12	(0.13)	3.02	2.89	—		—	—
2011	17.25	(0.13)	(2.00)	(2.13)	—		—	—
2010	16.57	(0.11)	1.00	0.89	(0.21)		—	(0.21)
2009	19.25	—	(1.89)	(1.89)	(0.08)		(0.71)	(0.79)
2008	29.48	0.06	(6.85)	(6.79)	(—	)(e)	(3.44)	(3.44)

84	See accompanying Notes to Financial Statements.

			Ratios and Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$11.38	13.83	%(f)	$115	(1.48)%	3.37%		3.37%	55	%(f)
10.97	27.12		154	(1.61)	2.75		2.75	24
8.64	3.60		216	(1.40)	2.66	(o)	2.67	71
8.33	12.72		434	(0.98)	2.59	(o)	2.70	42
7.39	(10.95)		1,055	(1.23)	2.89	(o)	2.95	51
9.58	(18.26)		2,957	(0.69)	2.12	(o)	2.13	60

$11.31	13.92	%(f)	$3,312	(1.41)%	3.23%		3.23%	55	%(f)
10.91	26.89		2,947	(1.61)	2.75		2.75	24
8.59	3.62		2,587	(1.40)	2.66	(o)	2.67	71
8.29	12.79		2,832	(1.08)	2.56	(o)	2.71	42
7.35	(10.90)		2,839	(1.30)	2.89	(o)	2.95	51
9.53	(18.28)		4,797	(0.72)	2.12	(o)	2.14	60

$13.49	14.23	%(f)	$1	(0.69)%	2.46%		2.46%	55	%(f)
12.79	27.93		1	(1.11)	2.25		2.25	24
9.99	4.28		1	(0.90)	2.16	(o)	2.17	71
9.58	13.24		9	(0.55)	2.03	(o)	2.19	42
8.46	(10.37)		8	(0.84)	2.39	(o)	2.45	51
10.72	(7.43	)(f)	9	(0.34)	1.62	(o)	1.63	60

$14.31	14.39	%(f)	$1,448	(0.32)%	1.81%		1.81%	55	%(f)
13.48	28.26		460	(0.61)	1.75		1.75	24
10.51	4.68		209	(0.40)	1.66	(o)	1.67	71
10.04	13.83		198	(0.04)	1.58	(o)	1.72	42
8.82	(9.83)		1,035	(0.18)	1.89	(o)	1.95	51
11.06	(17.50)		3,694	0.36	1.12	(o)	1.12	60

$22.85	12.73	%(f)	$24,509	(0.23)%	1.82%		2.06%	16	%(f)
20.27	19.94		23,349	0.01	1.88		2.24	94
16.90	(11.75)		22,813	0.03	1.53	(o)	1.72	64
19.18	6.14		29,589	0.19	1.27	(o)	1.28	68
18.26	(8.00)		30,544	1.12	1.70	(o)	1.70	60
21.26	(25.19)		36,560	1.04	1.41	(o)	1.41	57

$20.22	12.27	%(f)	$1	(1.38)%	2.57%		2.81%	16	%(f)
18.01	19.12		4	(0.74)	2.63		2.99	94
15.12	(12.35)		20	(0.72)	2.28	(o)	2.47	64
17.25	5.37		47	(0.67)	2.09	(o)	2.09	68
16.57	(8.72)		86	0.05	2.45	(o)	2.45	60
19.25	(25.79)		222	0.24	2.16	(o)	2.16	57

See accompanying Notes to Financial Statements.	85

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions
Highland Global Select Equity Fund (continued)
Class C
2013(d)	$18.21	$(0.09)	$2.33	$2.24	$—		$—		$—
2012	15.30	(0.13)	3.04	2.91	—		—		—
2011	17.45	(0.13)	(2.02)	(2.15)	—		—		—
2010	16.58	(0.09)	0.98	0.89	(0.02)		—		(0.02)
2009	19.38	0.01	(1.93)	(1.92)	(0.17)		(0.71)		(0.88)
2008	29.66	0.10	(6.93)	(6.83)	(0.01)		(3.44)		(3.45)
Class R
2013(d)	$20.29	$(0.04)	$2.61	$2.57	$—		$—		$—
2012	16.93	(0.05)	3.41	3.36	—		—		—
2011	19.16	(0.04)	(2.19)	(2.23)	—		—		—
2010	18.22	(0.01)	1.08	1.07	(0.13)		—		(0.13)
2009	21.21	0.14	(2.15)	(2.01)	(0.27)		(0.71)		(0.98)
2008(p)	25.98	0.28	(5.05)	(4.77)	(—	)(e)	(—	)(e)	(—	)(e)
Class Y
2013(d)	$20.41	$0.01	$2.63	$2.64	$—		$—		$—
2012	17.07	0.05	3.29	3.34	—		—		—
2011	19.26	0.06	(2.17)	(2.11)	(0.08)		—		(0.08)
2010	18.32	0.08	1.09	1.17	(0.23)		—		(0.23)
2009	21.35	0.21	(2.16)	(1.95)	(0.37)		(0.71)		(1.08)
2008	32.23	0.35	(7.59)	(7.24)	(0.20)		(3.44)		(3.64)

Highland International Equity Fund
Class A
2013(d)	$11.99	$(0.08)	$1.09	$1.01	$—		$—		$—
2012	10.47	0.02	1.63	1.65	(0.13)		—		(0.13)
2011	12.48	0.08	(1.97)	(1.89)	(0.12)		—		(0.12)
2010	12.71	0.12	0.02	0.14	(0.37)		—		(0.37)
2009	16.20	0.23	(1.47)	(1.24)	(0.39)		(1.86)		(2.25)
2008	25.05	0.43	(6.59)	(6.16)	(0.23)		(2.46)		(2.69)
Class B
2013(d)	$10.97	$(0.12)	$0.99	$0.87	$—		$—		$—
2012	9.53	(0.06)	1.50	1.44	—		—		—
2011	11.34	(0.02)	(1.79)	(1.81)	—		—		—
2010	11.65	0.03	0.01	0.04	(0.35)		—		(0.35)
2009	14.97	0.13	(1.37)	(1.24)	(0.22)		(1.86)		(2.08)
2008	23.29	0.19	(6.03)	(5.84)	(0.02)		(2.46)		(2.48)
Class C
2013(d)	$10.91	$(0.12)	$0.99	$0.87	$—		$—		$—
2012	9.54	(0.06)	1.50	1.44	(0.07)		—		(0.07)
2011	11.40	(0.02)	(1.80)	(1.82)	(0.04)		—		(0.04)
2010	11.62	0.04	0.03	0.07	(0.29)		—		(0.29)
2009	15.04	0.14	(1.40)	(1.26)	(0.30)		(1.86)		(2.16)
2008	23.44	0.22	(6.09)	(5.87)	(0.07)		(2.46)		(2.53)

86	See accompanying Notes to Financial Statements.

			Ratios and Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)		Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$20.45	12.30	%(f)	$143		(0.98)%	2.57%		2.81%	16	%(f)
18.21	19.02		126		(0.74)	2.63		2.99	94
15.30	(12.32)		90		(0.72)	2.28	(o)	2.47	64
17.45	5.39		127		(0.58)	2.02	(o)	2.03	68
16.58	(8.74)		195		0.05	2.45	(o)	2.45	60
19.38	(25.78)		489		0.39	2.16	(o)	2.16	57

$22.86	12.67	%(f)	$1		(0.48)%	2.07%		2.31%	16	%(f)
20.29	19.85		1		(0.24)	2.13		2.49	94
16.93	(11.64)		1		(0.22)	1.78	(o)	1.97	64
19.16	5.88		8		(0.05)	1.52	(o)	1.52	68
18.22	(8.24)		7		0.92	1.95	(o)	1.95	60
21.21	(18.36	)(f)	8		1.65	1.66	(o)	1.66	57

$23.05	12.93	%(f)	$17		0.02%	1.57%		1.81%	16	%(f)
20.41	19.57		—	(r)	0.26	1.63		1.99	94
17.07	(11.02)		—	(r)	0.28	1.28	(o)	1.47	64
19.26	6.42		15,722		0.45	1.01	(o)	1.02	68
18.32	(7.73)		15,435		1.38	1.45	(o)	1.45	60
21.35	(25.07)		18,339		1.28	1.16	(o)	1.16	57

$13.00	8.42	%(f)	$11,050		(1.34)%	2.75%		3.57%	28	%(f)
11.99	16.37		11,322		0.20	2.46		3.57	48
10.47	(15.67)		12,057		0.59	1.68	(o)	1.68	41
12.48	1.12		24,762		1.04	1.94	(o)	2.04	44
12.71	(3.55)		33,160		2.17	1.53	(o)	1.77	60
16.20	(27.35)		48,250		2.02	1.37	(o)	1.51	39

$11.84	8.03	%(f)	$10		(2.09)%	3.50%		4.32%	28	%(f)
10.97	15.49		15		(0.55)	3.21		4.32	48
9.53	(16.31)		49		(0.15)	2.43	(o)	2.43	41
11.34	0.34		126		0.28	2.67	(o)	2.72	44
11.65	(4.28)		399		1.27	2.28	(o)	2.52	60
14.97	(27.86)		651		0.95	2.12	(o)	2.25	39

$11.78	7.97	%(f)	$709		(2.09)%	3.50%		4.32%	28	%(f)
10.91	15.66		666		(0.55)	3.21		4.32	48
9.54	(16.40)		859		(0.15)	2.43	(o)	2.43	41
11.40	0.61		1,208		0.39	2.70	(o)	2.80	44
11.62	(4.29)		1,194		1.41	2.28	(o)	2.52	60
15.04	(27.86)		1,462		1.10	2.12	(o)	2.27	39

See accompanying Notes to Financial Statements.	87

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income		Net Realized Gains		Total Distributions
Highland International Equity Fund (continued)
Class R
2013(d)	$12.06	$(0.08)	$1.09	$1.01	$—		$—		$—
2012	10.46	— (e)	1.65	1.65	(0.05)		—		(0.05)
2011	12.46	0.05	(1.96)	(1.91)	(0.09)		—		(0.09)
2010	12.68	0.10	0.02	0.12	(0.34)		—		(0.34)
2009	16.17	0.21	(1.47)	(1.26)	(0.37)		(1.86)		(2.23)
2008(p)	20.63	0.38	(4.84)	(4.46)	(—	)(e)	—		(—	)(e)
Class Y
2013(d)	$12.16	$(0.07)	$1.11	$1.04	$—		$—		$—
2012	10.62	0.05	1.65	1.70	(0.16)		—		(0.16)
2011	12.65	0.11	(1.99)	(1.88)	(0.15)		—		(0.15)
2010	12.88	0.15	0.02	0.17	(0.40)		—		(0.40)
2009	16.40	0.34	(1.56)	(1.22)	(0.44)		(1.86)		(2.30)
2008	25.33	0.46	(6.64)	(6.18)	(0.29)		(2.46)		(2.75)

Highland Total Return Fund
Class A
2013(d)	$20.85	$0.06	$1.12	$1.18	$(0.21)		$—		$(0.21)
2012	18.03	0.19	2.87	3.06	(0.24)		—		(0.24)
2011	18.80	0.21	(0.87)	(0.66)	(0.11)		—		(0.11)
2010	17.90	0.17	0.99	1.16	(0.26)		—		(0.26)
2009	20.16	0.26	(1.08)	(0.82)	(0.39)		(1.05)		(1.44)
2008	27.03	0.40	(4.54)	(4.14)	(0.44)		(2.29)		(2.73)
Class B
2013(d)	$20.11	$(0.02)	$1.09	$1.07	$—		$—		$—
2012	17.30	0.04	2.77	2.81	—		—		—
2011	18.07	0.06	(0.83)	(0.77)	—		—		—
2010	17.23	0.02	0.96	0.98	(0.14)		—		(0.14)
2009	19.36	0.14	(1.03)	(0.89)	(0.19)		(1.05)		(1.24)
2008	26.02	0.21	(4.36)	(4.15)	(0.22)		(2.29)		(2.51)
Class C
2013(d)	$19.25	$(0.02)	$1.05	$1.03	$(0.06)		$—		$(0.06)
2012	16.63	0.04	2.65	2.69	(0.07)		—		(0.07)
2011	17.37	0.06	(0.80)	(0.74)	—		—		—
2010	16.59	0.03	0.91	0.94	(0.16)		—		(0.16)
2009	18.76	0.13	(1.01)	(0.88)	(0.24)		(1.05)		(1.29)
2008	25.36	0.21	(4.24)	(4.03)	(0.28)		(2.29)		(2.57)
Class R
2013(d)	$20.94	$0.16	$1.02	$1.18	$(0.17)		$—		$(0.17)
2012	18.02	0.14	2.88	3.02	(0.10)		—		(0.10)
2011	18.79	0.16	(0.86)	(0.70)	(0.07)		—		(0.07)
2010	17.87	0.12	0.99	1.11	(0.19)		—		(0.19)
2009	20.13	0.23	(1.09)	(0.86)	(0.35)		(1.05)		(1.40)
2008(p)	22.72	0.25	(2.84)	(2.59)	(—	)(e)	(—	)(e)	(—	)(e)

88	See accompanying Notes to Financial Statements.

			Ratios and Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$13.07	8.37	%(f)	$1	(1.59)%	3.00%		3.82%	28	%(f)
12.06	16.24		1	(0.05)	2.71		3.82	48
10.46	(15.80)		1	0.35	1.93	(o)	1.93	41
12.46	0.82		8	0.82	2.19	(o)	2.30	44
12.68	(3.75)		8	2.00	1.78	(o)	2.02	60
16.17	(21.62	)(f)	8	2.79	1.62	(o)	1.77	39

$13.20	8.55	%(f)	$654	(1.09)%	2.50%		3.32%	28	%(f)
12.16	16.76		593	0.45	2.21		3.32	48
10.62	(15.49)		453	0.84	1.43	(o)	1.43	41
12.65	1.34		4,849	1.27	1.69	(o)	1.78	44
12.88	(3.27)		8,220	3.10	1.38	(o)	1.52	60
16.40	(27.19)		8,872	2.13	1.12	(o)	1.26	39

$21.82	5.77	%(f)	$73,096	0.58%	1.53%		1.56%	69	%(f)
20.85	17.01		75,216	0.97	1.60		1.82	169
18.03	(3.51)		79,574	1.07	1.42	(o)	1.46	177
18.80	6.51		104,835	0.92	1.15	(o)	1.26	137
17.90	(2.60)		105,256	1.66	1.08	(o)	1.13	144
20.16	(16.87)		116,282	1.68	0.90	(o)	0.90	156

$21.18	5.37	%(f)	$125	(0.17)%	2.28%		2.31%	69	%(f)
20.11	16.12		139	0.22	2.35		2.57	169
17.30	(4.21)		349	0.32	2.17	(o)	2.21	177
18.07	5.73		1,077	0.14	1.90	(o)	1.97	137
17.23	(3.37)		4,772	0.91	1.83	(o)	1.88	144
19.36	(17.47)		8,222	0.91	1.65	(o)	1.66	156

$20.22	5.33	%(f)	$6,189	(0.17)%	2.28%		2.31%	69	%(f)
19.25	16.17		6,965	0.22	2.35		2.57	169
16.63	(4.20)		8,183	0.32	2.17	(o)	2.21	177
17.37	5.71		11,714	0.19	1.90	(o)	2.01	137
16.59	(3.33)		10,841	0.90	1.83	(o)	1.88	144
18.76	(17.48)		13,674	0.93	1.65	(o)	1.66	156

$21.95	5.74	%(f)	$1	1.51%	1.78%		1.81%	69	%(f)
20.94	16.68		1	0.72	1.85		2.07	169
18.02	(3.70)		1	0.82	1.67	(o)	1.71	177
18.79	6.25		9	0.66	1.41	(o)	1.52	137
17.87	(2.88)		9	1.40	1.33	(o)	1.38	144
20.13	(11.40	)(f)	9	1.67	1.15	(o)	1.15	156

See accompanying Notes to Financial Statements.	89

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Return of Capital	Total Distributions
Highland Total Return Fund (continued)
Class Y
2013(d)	$21.09	$0.09	$1.13	$1.22	$(0.27)	$—		$—	$(0.27)
2012	18.24	0.24	2.90	3.14	(0.29)	—		—	(0.29)
2011	19.03	0.27	(0.89)	(0.62)	(0.17)	—		—	(0.17)
2010	18.10	0.21	1.01	1.22	(0.29)	—		—	(0.29)
2009	20.39	0.31	(1.10)	(0.79)	(0.45)	(1.05)		—	(1.50)
2008	27.31	0.47	(4.59)	(4.12)	(0.51)	(2.29)		—	(2.80)

Highland Tax-Exempt Fund
Class A
2013(d)	$12.34	$0.15	$(0.11)	$0.05	$(0.15)	$—		$—	$(0.15)
2012	11.86	0.32	0.48	0.80	(0.32)	—		—	(0.32)
2011	11.97	0.34	(0.11)	0.23	(0.34)	—		—	(0.34)
2010	11.79	0.41	0.18	0.59	(0.41)	—		—	(0.41)
2009	10.90	0.41	0.88	1.29	(0.40)	—		—	(0.40)
2008	11.41	0.43	(0.52)	(0.09)	(0.42)	(—	)(e)	—	(0.42)
Class C
2013(d)	$12.33	$0.11	$(0.10)	$0.01	$(0.11)	$—		$—	$(0.11)
2012	11.86	0.23	0.47	0.70	(0.23)	—		—	(0.23)
2011	11.96	0.26	(0.10)	0.16	(0.26)	—		—	(0.26)
2010	11.78	0.33	0.17	0.50	(0.32)	—		—	(0.32)
2009	10.89	0.31	0.90	1.21	(0.32)	—		—	(0.32)
2008	11.41	0.34	(0.52)	(0.18)	(0.34)	(—	)(e)	—	(0.34)
Class Y
2013(d)	$13.34	$0.18	$0.04	$0.08	$(0.18)	$—		$—	$(0.18)
2012	12.83	0.37	0.51	0.88	(0.37)	—		—	(0.37)
2011	12.93	0.40	(0.11)	0.29	(0.39)	—		—	(0.39)
2010	12.74	0.48	0.19	0.67	(0.48)	—		—	(0.48)
2009	11.78	0.45	0.97	1.42	(0.46)	—		—	(0.46)
2008	12.34	0.49	(0.56)	(0.07)	(0.49)	(—	)(e)	—	(0.49)

Highland Fixed Income Fund
Class A
2013(d)	$13.04	$0.07	$(0.08)	$(0.01)	$(0.07)	$—		$—	$(0.07)
2012	12.54	0.20	0.59	0.79	(0.27)	—		(0.02)	(0.29)
2011	12.26	0.37	0.31	0.68	(0.40)	—		—	(0.40)
2010	11.71	0.36	0.63	0.99	(0.44)	—		—	(0.44)
2009	11.44	0.44	0.26	0.70	(0.43)	—		—	(0.43)
2008	11.84	0.50	(0.40)	0.10	(0.50)	(—	)(e)	—	(0.50)
Class B
2013(d)	$13.04	$0.02	$(0.09)	$(0.07)	$(0.02)	$—		$—	$(0.02)
2012	12.54	0.11	0.58	0.69	(0.17)	—		(0.02)	(0.19)
2011	12.26	0.27	0.32	0.59	(0.31)	—		—	(0.31)
2010	11.71	0.31	0.59	0.90	(0.35)	—		—	(0.35)
2009	11.44	0.35	0.27	0.62	(0.35)	—		—	(0.35)
2008	11.84	0.41	(0.40)	0.01	(0.41)	(—	)(e)	—	(0.41)

90	See accompanying Notes to Financial Statements.

			Ratios and Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$22.04	5.84	%(f)	$318	0.83%	1.28%		1.31%	69	%(f)
21.09	17.36		217	1.22	1.35		1.57	169
18.24	(3.36)		238	1.32	1.17	(o)	1.21	177
19.03	6.81		5,070	1.16	0.90	(o)	1.00	137
18.10	(2.39)		7,788	1.90	0.83	(o)	0.88	144
20.39	(16.65)		5,571	1.96	0.65	(o)	0.65	156

$12.24	0.42	%(f)	$33,467	2.47%	1.38%		1.40%	8	%(f)
12.34	6.79		33,747	2.62	1.14		1.18	26
11.86	2.06		36,024	2.97	1.15	(o)	1.18	40
11.97	5.14		40,049	3.49	0.86	(o)	0.63	28
11.79	12.09		36,260	3.58	0.86	(o)	1.14	24
10.90	(0.84)		30,972	3.72	0.87	(o)	1.12	28

$12.23	0.05	%(f)	$1,653	1.73%	2.03%		2.05%	8	%(f)
12.33	5.93		1,728	1.87	1.89		1.93	26
11.86	1.39		1,675	2.22	1.90	(o)	1.93	40
11.96	4.33		2,699	2.68	1.60	(o)	1.24	28
11.78	11.24		945	2.72	1.61	(o)	1.89	24
10.89	(1.68)		208	2.96	1.62	(o)	1.88	28

$13.24	0.61	%(f)	$294	2.73%	1.03%		1.05%	8	%(f)
13.34	6.97		180	2.87	0.89		0.93	26
12.83	2.39		179	3.22	0.90	(o)	0.93	40
12.93	5.36		700	3.73	0.61	(o)	0.30	28
12.74	12.34		507	3.63	0.61	(o)	0.71	24
11.78	(0.65)		36	3.99	0.62	(o)	0.86	28

$12.96	(0.26	)%(f)	$181,758	1.02%	1.02%		1.02%	246	%(f)
13.04	6.35		202,060	1.59	1.13		1.14	350
12.54	5.78		94,079	2.97	0.90	(o)	0.91	392
12.26	8.65		98,741	3.02	0.91	(o)	0.99	342
11.71	6.36		103,525	3.90	0.85	(o)	0.88	341
11.44	0.73		115,933	4.19	0.84	(o)	0.85	467

$12.95	(0.55	)%(f)	$75	0.24%	1.78%		1.78%	246	%(f)
13.04	5.49		120	0.84	1.88		1.89	350
12.54	5.00		85	2.22	1.65	(o)	1.66	392
12.26	7.84		131	2.69	1.67	(o)	1.72	342
11.71	5.57		375	3.21	1.60	(o)	1.63	341
11.44	(0.11)		803	3.50	1.59	(o)	1.60	467

See accompanying Notes to Financial Statements.	91

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2013 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains		Return of Capital	Total Distributions
Highland Fixed Income Fund (continued)
Class C
2013(d)	$13.06	$0.02	$(0.09)	$(0.07)	$(0.02)	$—		$—	$(0.02)
2012	12.56	0.10	0.59	0.69	(0.17)	—		(0.02)	(0.19)
2011	12.27	0.27	0.33	0.60	(0.31)	—		—	(0.31)
2010	11.72	0.27	0.63	0.90	(0.35)	—		—	(0.35)
2009	11.46	0.35	0.26	0.61	(0.35)	—		—	(0.35)
2008	11.86	0.41	(0.40)	0.01	(0.41)	(—	)(e)	—	(0.41)
Class R
2013(d)	$13.05	$0.05	$(0.09)	$(0.04)	$(0.05)	$—		$—	$(0.05)
2012	12.55	0.16	0.59	0.75	(0.23)	—		(0.02)	(0.25)
2011	12.26	0.33	0.34	0.67	(0.38)	—		—	(0.38)
2010	11.71	0.33	0.63	0.96	(0.41)	—		—	(0.41)
2009	11.45	0.41	0.25	0.66	(0.40)	—		—	(0.40)
2008(p)	12.15	0.29	(0.70)	(0.41)	(0.29)	(—	)(e)	—	(0.29)
Class Y
2013(d)	$13.03	$0.08	$(0.09)	$(0.01)	$(0.08)	$—		$—	$(0.08)
2012	12.52	0.23	0.60	0.83	(0.29)	—		(0.03)	(0.32)
2011	12.24	0.40	0.31	0.71	(0.43)	—		—	(0.43)
2010	11.70	0.33	0.68	1.01	(0.47)	—		—	(0.47)
2009	11.43	0.46	0.27	0.73	(0.46)	—		—	(0.46)
2008	11.84	0.53	(0.41)	0.12	(0.53)	(—	)(e)	—	(0.53)

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	Annualized.
(d)	Unaudited.
(e)	Less than $0.005 per share or less than 0.005%.
(f)	Not annualized.
(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Ratios of expenses to average net assets excludes dividends and fees on securities sold short. Gross and net expense ratios would have been as follows:

	Class A		Class C		Class R		Class Y
Fund/Year or Period	Net	Gross	Net	Gross	Net	Gross	Net	Gross
Highland Alpha Trend Strategies Fund
2013	2.08%	6.61%	2.73%	7.26%	2.23%	6.76%	1.73%	6.26%
2012	2.43%	6.80%	3.08%	7.45%	2.58%	6.95%	2.08%	6.45%
Highland Alternative Income Fund
2013	3.79%	4.54%	4.44%	5.19%	3.94%	4.69%	3.44%	4.19%
2012	2.01%	4.01%	2.48%	4.66%	2.16%	4.16%	1.66%	3.66%

92	See accompanying Notes to Financial Statements.

			Ratios and Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$12.97	(0.55	)%(f)	$3,670	0.26%	1.77%		1.77%	246	%(f)
13.06	5.48		5,051	0.84	1.88		1.89	350
12.56	4.99		846	2.22	1.65	(o)	1.66	392
12.27	7.93		933	2.25	1.66	(o)	1.74	342
11.72	5.47		915	3.12	1.60	(o)	1.63	341
11.46	(0.02)		922	3.44	1.59	(o)	1.60	467

$12.96	(0.30	)%(f)	$2	0.78%	1.21%		1.21%	246	%(f)
13.05	6.05		2	1.34	1.38		1.39	350
12.55	5.60		1	2.72	1.15	(o)	1.16	392
12.26	8.37		11	2.73	1.17	(o)	1.25	342
11.71	5.99		10	3.61	1.10	(o)	1.13	341
11.45	(3.43	)(f)	10	3.70	1.09	(o)	1.11	467

$12.94	(0.06	)%(f)	$1,253	1.26%	0.77%		0.77%	246	%(f)
13.03	6.62		1,571	1.84	0.88		0.89	350
12.52	6.04		1,072	3.22	0.65	(o)	0.66	392
12.24	8.81		2,686	3.36	0.67	(o)	0.75	342
11.70	6.63		8,545	4.15	0.60	(o)	0.63	341
11.43	0.89		12,944	4.45	0.59	(o)	0.60	467

(i)	Class A commenced operations on November 2, 2011, Class C commenced operations on February 27, 2012, Class R commenced operations on November 9, 2011 and Class Y commended operations on November 1, 2011.
(j)	Class commenced operations on January 13, 2012.
(k)	For the eight months ended September 30, 2011.
(l)	For the year ended January 31, 2011. (See Note 11.)
(m)	For period ended January 31, 2010. Fund commenced operations on March 31, 2009.
(n)	Class C commenced operations on February 24, 2012 and Class Y commenced operations on January 9, 2013.
(o)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(p)	Class commenced operations on January 29, 2008.
(q)	Class A commenced operations on November 23, 2011, Class C commenced operations on November 15, 2011 and Class Y commenced operations on November 14, 2011.
(r)	Net Assets of less than $1,000 in share class.

See accompanying Notes to Financial Statements.	93

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2013	Highland Funds II

Note 1. Organization

Highland Funds II (formerly known as Pyxis Funds II) (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises eighteen portfolios (each a “Fund” and collectively the “Funds”), although only the following thirteen are currently being offered: Highland Alpha Trend Strategies Fund (formerly Pyxis Alpha Trend Strategies Fund) (the “Alpha Trend Strategies Fund”), Highland Alternative Income Fund (formerly Pyxis Alternative Income Fund) (the “Alternative Income Fund”), Highland Trend Following Fund (formerly Pyxis Trend Following Fund) (the “Trend Following Fund”), Highland Global Allocation Fund (formerly Pyxis Core America Equity Fund) (the “Global Allocation Fund”), Highland Dividend Equity Fund (formerly Pyxis Dividend Equity Fund) (the “Dividend Equity Fund”), Highland Premier Growth Equity Fund (formerly Pyxis Premier Growth Equity Fund) (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (formerly Pyxis Small-Cap Equity Fund) (the “Small-Cap Equity Fund”), Highland Global Select Equity Fund (formerly Pyxis Global Equity Fund) (the “Global Select Equity Fund”), Highland International Equity Fund (formerly Pyxis International Equity Fund) (the “International Equity Fund”), Highland Total Return Fund (formerly Pyxis Total Return Fund) (the “Total Return Fund”), Highland Tax-Exempt Fund (formerly Pyxis Tax-Exempt Fund) (the “Tax-Exempt Fund”), and Highland Fixed Income Fund (formerly Pyxis Fixed Income Fund) (the “Fixed Income Fund”). The Highland Energy MLP (Master Limited Partnership) Fund (formerly Pyxis Energy and Materials Fund) is reported separately. The Pyxis Money Market Fund II liquidated on December 24, 2012.

Fund Shares

Each fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund (other than the Trend Following Fund, Dividend Equity Fund, and Tax-Exempt Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares. The Trend Following Fund and the Dividend Equity Fund currently offer four share classes to investors but have only sold three, namely Class A, Class C and Class Y shares. The Tax-Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y Shares. As of January 29, 2007, Class B Shares were closed to new investments for all Funds that offered Class B Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Alpha Trend Strategies Fund	5.75
Alternative Income Fund	5.75
Trend Following Fund	5.75
Global Allocation Fund	5.75
Dividend Equity Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Global Select Equity Fund	5.75
International Equity Fund	5.75
Total Return Fund	5.75
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectuses. Purchases of $1 million or more of Class A Shares at net asset value are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class B and Class C Shares may be subject to a CDSC. Maximum CDSC imposed on redemptions of Class B Shares (as a percentage of redemption proceeds) within the first year are follows:

Fund	%
Global Allocation Fund	4.00
Premier Growth Equity Fund	4.00
Small-Cap Equity Fund	4.00
Global Select Equity Fund	4.00
International Equity Fund	4.00
Total Return Fund	4.00
Fixed Income Fund	3.00

The CDSC for redemptions of Funds that offer Class B Shares are as follows: within the second year: 3.00%; within the third year: 2.00%; within the fourth year: 1.00% and within the fifth year and thereafter: 0.00%.

The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class R and Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

94	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

Offering Costs

Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated were capitalized and amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Commencement Date	Original Offering Costs
Alpha Trend Strategies Fund	November 01, 2011	$100,733
Alternative Income Fund	January 13, 2012	56,705
Dividend Equity Fund	November 14, 2011	109,695

Use of Estimates

The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 —	Quoted prices for identical investments in active markets.
Level 2 —	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 —	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (formerly Pyxis Capital, L.P.) (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (‘NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

96	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2013:

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Trend Strategies Fund
Assets
Exchange-Traded Funds*	$2,971,700	$2,971,700	$—	$—

Total	$2,971,700	$2,971,700	$—	$—

Alternative Income Fund
Assets
Exchange-Traded Funds*	$10,692,394	$10,692,394	$—	$—
Investment Companies	652,806	652,806	—	—

Total	$11,345,200	$11,345,200	$—	$—

Trend Following Fund
Assets
Exchange-Traded Funds*	$699,108	$699,108	$—	$—

Total	$699,108	$699,108	$—	$—

Global Allocation Fund
Assets
Common Stocks*	$180,534,285	$180,534,285	$—	$—
Exchange-Traded Funds*	3,135,677	3,135,677	—	—
Investment Companies	28,498,949	28,498,949	—	—
Other Financial Instruments
Equity Contracts — Futures**	69,312	69,312	—	—

Total	$212,238,223	$212,238,223	$—	$—

Dividend Equity Fund
Assets
Common Stocks*	$11,917,099	$11,917,099	$—	$—
Exchange-Traded Funds*	304,670	304,670	—	—
Investment Companies	3,306,806	3,306,806	—	—

Total	$15,528,575	$15,528,575	$—	$—

Premier Growth Equity Fund
Assets
Common Stocks*	$155,350,242	$155,350,242	$—	$—
Investment Companies	34,511,528	34,511,528	—	—
Other Financial Instruments
Equity Contracts — Futures**	52,896	52,896	—	—

Total	$189,914,666	$189,914,666	$—	$—

Semi-Annual Report	97

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks*	$38,249,995	$38,249,995	$—	$—
Investment Companies	11,307,745	11,307,745	—	—

Total	$49,557,740	$49,557,740	$—	$—

Global Select Equity Fund
Assets
Common Stocks*	$23,765,021	$23,765,021	$—	$—
Preferred Stocks*	485,159	485,159	—	—
Investment Companies	5,026,220	5,026,220	—	—
Other Financial Instruments
Equity Contracts — Futures**	912	912	—	—

Total Assets	29,277,312	29,277,312	—	—

Liabilities
Other Financial Instruments
Equity Contracts — Futures**	(1,234)	(1,234)	—	—

Total Liabilities	(1,234)	(1,234)	—	—

Total	$29,276,078	$29,276,078	$—	$—

International Equity Fund
Assets
Common Stocks*	$11,843,290	$11,843,290	$—	$—
Preferred Stocks*	161,816	161,816	—	—
Investment Companies	1,585,098	1,585,098	—	—

Total Assets	13,590,204	13,590,204	—	—

Liabilities
Other Financial Instruments
Equity Contracts — Futures**	(1,289)	(1,289)	—	—

Total Liabilities	(1,289)	(1,289)	—	—

Total	$13,588,915	$13,588,915	$—	$—

Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$301,312	$—	$301,312	$—
Agency Mortgage-Backed Securities	6,711,420	—	6,711,420	—
Asset-Backed Securities	112,810	—	112,810	—
Corporate Bonds & Notes	5,880,055	—	5,880,055	—
Foreign Corporate Bonds & Notes	2,642,443	—	2,642,443	—
Municipal Bonds & Notes	153,884	—	153,884	—
Non-Agency Collateralized Mortgage Obligations	148,148	—	148,148	—
Non-Agency Collateralized Mortgage-Backed Securities	1,249,379	—	1,249,379	—
Sovereign Bonds	419,044	—	419,044	—
U.S. Government Agencies	161,644	—	161,644	—
U.S. Treasuries	5,668,501	—	5,668,501	—
Domestic Equity*	27,814,995	27,814,995	—	—
Foreign Equity*	17,297,257	17,297,257	—	—
Exchange-Traded Funds*	3,344,259	3,344,259	—	—
Investment Companies	19,574,668	19,574,668	—	—
Other Financial Instruments
Equity Contracts — Futures**	54,968	54,968	—	—
Interest Rate Contracts — Futures**	4,178	4,178	—	—

Total Assets	91,538,965	68,090,325	23,448,640	—

Liabilities
Other Financial Instruments
Equity Contracts — Futures**	(3,124)	(3,124)	—	—
Interest Rate Contracts — Futures**	(21,596)	(21,596)	—	—

Total Liabilities	(24,720)	(24,720)	—	—

Total	$91,514,245	$68,065,605	$23,448,640	$—

98	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes	$34,032,593	$—	$34,032,593	$—

Total	$34,032,593	$—	$34,032,593	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$2,767,590	$—	$2,767,590	$—
Agency Mortgage-Backed Securities	53,269,955	—	53,269,955	—
Asset-Backed Securities	2,514,221	—	2,514,221	—
Corporate Bonds & Notes	45,421,763	—	45,421,763	—
Foreign Corporate Bonds & Notes	20,130,283	—	20,130,283	—
Municipal Bonds & Notes	725,033	—	725,033	—
Non-Agency Collateralized Mortgage Obligations	1,039,393	—	1,039,393	—
Non-Agency Collateralized Mortgage-Backed Securities	8,695,167	—	8,695,167	—
Sovereign Bonds	4,409,571	—	4,409,571	—
U.S. Government Agencies	6,477,165	—	6,477,165	—
U.S. Treasuries	39,130,626	—	39,130,626	—
Investment Companies	46,831,678	46,831,678	—	—
Other Financial Instruments
Interest Rate Contracts — Futures**	15,247	15,247	—	—

Total Assets	231,427,692	46,846,925	184,580,767	—

Liabilities
Other Financial Instruments
Interest Rate Contracts — Futures**	(138,764)	(138,764)	—	—

Total Liabilities	(138,764)	(138,764)	—	—

Total	$231,288,928	$46,708,161	$184,580,767	$—

* See Investment Portfolio detail for industry breakout.

** Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no transfers between levels 1, 2, or 3 during the six months ended March 31, 2013.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

Each fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each class share.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses

Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are

Semi-Annual Report	99

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Certain class specific expenses (such as distribution fees and shareholder service fees) are allocated to the class that incurs such expense.

Short-Term Trading (Redemption) Fees

Shares held in the Global Select Equity Fund and International Equity Fund less than 90 days and in the Alpha Trend Strategies Fund, Alternative Income Fund, Dividend Equity Fund, and Trend Following Fund less than 60 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the respective Fund, are accounted for as an addition to paid-in capital. The redemption fee has currently been suspended for the Global Select Equity Fund and International Equity Fund. It may be reinstated at any time without prior notice.

	Redemption Fee Amount
Fund	Class A	Class C	Class R	Class Y
Alpha Trend Strategies Fund	$34	$1	$6	$48
Alternative Income Fund	1,427	24	482	2,110
Trend Following Fund	7	—	—	—
Dividend Equity Fund	2	5	—	47

U.S. Federal Income Tax Status

Each fund is treated as a separate taxpayer for U.S. federal income tax purposes. The funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

The Tax-Exempt Fund and Fixed Income Fund declare investment income dividends daily and pay them monthly.

The Dividend Equity Fund and Alternative Income Fund declare and pay investment income dividends monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 A.M., Eastern time. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investments in Foreign Markets

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

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March 31, 2013	Highland Funds II

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Repurchase Agreements

Certain funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as “Restricted Cash — Securities sold short” on the Statement of Assets and Liabilities for the Alpha Trend Strategies Fund. At March 31, 2013, none of the funds held securities sold short.

When-Issued Securities & Forward Commitments

The Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of March 31, 2013, the Total Return Fund and the Fixed Income Fund each held securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Note 3. Derivative Transactions

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Forward Foreign Currency Exchange Contracts

Certain funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

six months ended March 31, 2013, none of the funds invested in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the six months ended March 31, 2013, the Global Allocation Fund, Premier Growth Equity Fund, Global Select Equity Fund, International Equity Fund, Total Return Fund and Fixed Income Fund held futures contracts as detailed in each fund’s Investment Portfolio. The Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as

“Restricted Cash – Futures”. Securities held as collateral for futures contracts can be found on the Investment Portfolio. No funds held securities collateral as of March 31, 2013.

Options

Certain funds purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, nonperformance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased are adjusted by the original premium received or paid. For the six months ended March 31, 2013, none of the Funds invested in options.

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

102	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2013.

Fund	Asset Derivative Fair Value(1)*	Liability Derivative Fair Value*
Global Allocation Fund
Equity Contracts	$69,312	$—
Premier Growth Equity Fund
Equity Contracts	52,896	—
Global Select Equity Fund
Equity Contracts	912	1,234
International Equity Fund
Equity Contracts	—	1,289
Total Return Fund
Equity Contracts	54,968	21,596
Interest Rate Contracts	4,178	3,124
Fixed Income Fund
Interest Rate Contracts	15,247	138,764

(1)	Statement of Assets and Liabilities location: Variation margin receivable.
*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2013, is as follows:

Fund	Net Realized Gain( Loss) on Derivatives(1)	Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives(2)
Global Allocation Fund
Equity Contracts	$345,482	$75,527
Premier Growth Equity Fund
Equity Contracts	(135,237)	114,581
Global Select Equity Fund
Equity Contracts	28,162	(322)
International Equity Fund
Equity Contracts	27,202	8,183
Total Return Fund
Equity Contracts	347,839	171,910
Interest Rate Contracts	66,546	(27,805)
Fixed Income Fund
Interest Rate Contracts	249,416	(158,871)

(1)	Statement of Operations location: Realized gain (loss) on future contracts.
(2)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on future contracts.

The average notional volume of derivative activity for the six months ended March 31, 2013, is as follows:

Fund	Average Notional Volume Six Months Ended 03/31/2013	Notional Volume as of 03/31/2013
Long Futures:
Global Allocation Fund	$3,826,608	$5,938,260
Premier Growth Equity Fund	2,705,818	4,531,830
Global Select Equity Fund	160,877	174,572
International Equity Fund	233,058	32,796
Total Return Fund	9,285,675	8,545,343
Fixed Income Fund	27,472,917	31,900,000
Short Futures:
Premier Growth Equity Fund	828,333	—
Total Return Fund	5,986,104	4,578,135
Fixed Income Fund	24,624,323	27,100,000

Note 4. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

The reclassifications for the year or period ended September 30, 2012, were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In- Capital
Alpha Trend Strategies Fund	$29,641	$(2,975)	$(26,666)
Alternative Income Fund	36,210	—	(36,210)
Trend Following Fund	21,146	(1,012,946)	991,800
Global Allocation Fund	(17,219)	(3,829,984)	3,847,203
Dividend Equity Fund	64,640	(6,664)	(57,976)
Small-Cap Equity Fund	19,699	—	(19,699)
Global Select Equity Fund	(11,433)	24,053	(12,620)
International Equity Fund	788	17,404	(18,192)
Total Return Fund	(28,470)	28,470	—
Fixed Income Fund	(135,683)	(2,605,596)	2,741,279

At September 30, 2012, the most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)*
Alpha Trend Strategies Fund	$41,598	$—	$—	$—	$(73,973)
Alternative Income Fund	—	—	—	(263,148)	(168,206)
Trend Following Fund	—	—	—	(465,016)	61,144
Global Allocation Fund	244,231	—	—	(6,016,696)	23,986,077
Dividend Equity Fund	50,665	—	—	—	1,109,665
Premier Growth Equity Fund	200,843	—	—	(515,265)	41,687,424
Small-Cap Equity Fund	—	—	—	(329,192)	3,252,984
Global Select Equity Fund	—	2,528,613	—	(6,467,395)	2,294,246
International Equity Fund	—	—	—	(14,386,114)	553,981
Total Return Fund	751,625	—	—	(7,528,760)	4,355,179
Tax-Exempt Fund	—	—	78,151	(557,646)	3,477,459
Fixed Income Fund	—	—	—	(2,356,170)	2,153,516

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

As of September 30, 2012, the most recent tax year end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2016	2017	2018		2019	No Expiration Short-Term*	No Expiration Long-Term*		Total
Trend Following Fund	$—	$—	$—		$—	$169,921	$—		$169,921
Global Allocation Fund	—	—	6,016,696	**	—	—	—		6,016,696
Premier Growth Equity Fund	—	—	435,857		—	—	—		435,857
Global Select Equity Fund	—	—	5,960,966		—	—	—		5,960,966
International Equity Fund	—	1,249,332	11,097,436		1,384,765	—	—		13,731,533
Total Return Fund	—	—	7,528,760		—	—	—		7,528,760
Tax-Exempt Fund	168,126	291,901	97,619		—	—	—		557,646
Fixed Income Fund	—	—	—		—	—	2,356,170	***	2,356,170

*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

104	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

**	Includes capital loss acquired due to Global Allocation Fund’s merger with U.S. Equity Fund on September 28, 2012 (See Note 11).

***	Capital loss acquired due to Fixed Income Fund’s merger with Short Term Government Fund and Government Securities Fund on September 28, 2012 (See Note 11).

During the year ended September 30, 2012, the Global Allocation Fund, the Premier Growth Equity Fund, the Small-Cap Equity Fund, the Global Select Equity Fund, the International Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund utilized capital carryforwards in the amount of $1,920,522, $7,602,791, $1,039,571, $944,768, $72,047, $3,066,036, $209,858 and $2,618,640, respectively.

The tax composition of distributions paid during the years or periods ended September 30, 2012 and September 30, 2011 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income*	Long-Term Capital Gains	Return of Capital**
Alpha Trend Strategies Fund
2012	$—	$—	$—	$—
Alternative Income Fund
2012	—	434,374	—	—
Trend Following Fund
2012	—	17,796	48,183	—
2011***	—	—	—	—
1/31/11	—	76,655	29,835	—
Global Allocation Fund
2012	—	326,921	—	—
2011	—	269,463	—	—
Dividend Equity Fund
2012	—	155,825	—	—
Premier Growth Equity Fund
2012	—	—	—	—
2011	—	—	—	—
Small-Cap Equity Fund
2012	—	—	—	—
2011	—	—	—	—
Global Select Equity Fund
2012	—	—	—	—
2011	—	122,799	—	—
International Equity Fund
2012	—	156,149	—	—
2011	—	286,130	—	—
Total Return Fund
2012	—	1,063,431	—	—
2011	—	628,676	—	—
Tax-Exempt Fund
2012	954,950	1,882	—	—
2011	1,134,855	12,378	—	—
Fixed Income Fund
2012	—	1,915,462	8,748	180,400
2011	—	3,246,163	—	—
*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

**	Additional Information was distributed on Form 1099 as of December 31, 2012.

***	For the eight month period ended September 30, 2011.

Unrealized appreciation and depreciation at March 31, 2013, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross (Depreciation)	Net Appreciation/ (Depreciation)	Cost
Alpha Trend Strategies Fund	$122,557	$(124,570)	$(2,013)	$2,973,713
Alternative Income Fund	122,184	(308,448)	(186,264)	11,531,464
Trend Following Fund	—	(60,394)	(60,394)	759,502
Global Allocation Fund	28,578,730	(2,065,773)	26,512,957	185,655,954
Dividend Equity Fund	2,340,607	(20,493)	2,320,114	13,208,461
Premier Growth Equity Fund	47,374,024	(3,571,125)	43,802,899	146,058,871
Small-Cap Equity Fund	6,737,241	(670,734)	6,066,507	43,491,233
Global Select Equity Fund	4,727,827	(169,659)	4,558,168	24,718,232
International Equity Fund	1,995,794	(707,886)	1,287,908	12,302,296
Total Return Fund	8,586,841	(1,952,435)	6,634,406	84,845,413
Tax-Exempt Fund	3,145,590	(26,173)	3,119,417	30,913,176
Fixed Income Fund	2,937,983	(2,387,570)	550,413	230,862,032

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2012, the Funds elected to defer the following losses incurred from November 1, 2011 through September 30, 2012:

Fund	Long-Term Realized Capital Losses	Short-Term Realized Capital Losses	Ordinary Losses
Alternative Income Fund	$—	$263,148	$—
Trend Following Fund	18,192	210,811	66,092
Premier Growth Equity Fund	—	79,408	—
Small-Cap Equity Fund	—	—	329,192
Global Select Equity Fund	—	493,570	12,859
International Equity Fund	294,023	360,558	—

Note 5. Securities Lending

Each fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Funds’ securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Fund	Security Lending Market Value	Security Lending Cash Collateral	Security Lending Non-Cash Collateral*
Alternative Income Fund	$641,974	$652,806	$3,066
Global Allocation Fund	28,494,556	28,498,949	514,897
Dividend Equity Fund	3,257,052	3,306,806	—
Premier Growth Equity Fund	34,124,452	34,511,528	—
Small-Cap Equity Fund	11,076,894	11,307,745	—
Global Select Equity Fund	4,908,889	5,026,220	—
International Equity Fund	1,512,833	1,585,098	—
Total Return Fund	19,182,357	19,574,668	11,206
Fixed Income Fund	45,975,667	46,831,678	149,756

*	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt and Sovereign debt.

Note 6. Credit Agreement

The Funds entered into a $25,000,000 unsecured credit agreement with The Bank of New York Mellon (the “Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Funds did not utilize the line of credit before its expiration on February 25, 2013. Each of the Funds, with the exception of the Trend Following Fund, had access to the facility, but aggregate borrowings could not exceed $25,000,000. Interest was charged to the Funds based on their borrowings at a rate equal to the greater of the (a) Federal Funds Effective Rate; (b) Overnight London Interbank Offered Rate (“LIBOR”); (c) or one-month LIBOR, plus 1.25%. In addition, the Funds agreed to pay commitment fee expenses of 0.12% on the undrawn amounts, which are included in “Other” on the Statement of Operations.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

Highland serves as the investment adviser to each fund. For its investment advisory and administrative services, each Fund pays Highland a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each fund’s contractual advisory fee with Highland for the six months ended March 31, 2013:

Fund	Annual Fee Rate to Highland
Alpha Trend Strategies Fund	1.80	%*
Alternative Income Fund	1.80	%*
Trend Following Fund	1.80	%**
Global Allocation Fund	0.40%
Dividend Equity Fund	1.00	%***
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Global Select Equity Fund	0.75%
International Equity Fund	0.80%
Total Return Fund	0.50%
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.35%

*	Highland has voluntarily undertaken to reduce its advisory fee and/or subsidize certain expenses. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by Highland at any time with 14 days’ notice.

106	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

**	Highland has contractually agreed to reduce its advisory fee and/or subsidize certain expenses of the Fund through May 31, 2013 to the extent that the Fund’s annual operating expenses exceed 2.25% with respect to Class A shares, 2.90% with respect to Class C shares, 2.40% with respect to Class R shares and 1.90% with respect to Class Y shares. After May 31, 2013, this management fee reduction and/or expense subsidy may be modified or discontinued by Highland with 14 days’ notice to the Fund.

***	Highland has contractually agreed to reduce its advisory fee and/or subsidize certain expenses of the Fund through January 31, 2014 to the extent that the Fund’s annual operating expenses exceed 1.35% with respect to Class A shares, 2.00% with respect to Class C shares, 1.50% with respect to Class R shares and 1.00% with respect to Class Y shares.

To the extent Highland waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within 36 months after the date which such amounts were waived or reimbursed, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2013, the amounts subject to possible future recoupment under the contractual expense limitation are as follows:

Fund	2014	2015	2016
Trend Following Fund	$98,009	$169,482	$43,631
Dividend Equity Fund	—	119,384	48,697

For the Alpha Trend Strategies Fund, Alternative Income Fund, Trend Following Fund and Dividend Equity Fund, Highland provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of each fund’s Average Daily Managed Assets. During the six months ended March 31, 2013, Highland waived $4,156, $4,227, $2,220 and $11,255 in administrative fees for the Alpha Trend Strategies Fund, Alternative Income Fund, Trend Following Fund and Dividend Equity Fund, respectively. This administration fee waiver is voluntary and is subject to termination at any time by Highland without notice.

Sub-Advisory Fees

The Premier Growth Equity Fund, Global Select Equity Fund, International Equity Fund, Total Return Fund, Tax-Exempt Fund and Fixed Income Fund are sub-advised by GEAM. The Global Allocation Fund was sub-advised by GEAM until April 8, 2013. The Alpha Trend Strategies Fund and Alternative Income Fund are sub-advised by Anchor Capital Management Group, Inc. The Dividend Equity Fund is sub-advised by Brookmont Capital Management, LLC. The Trend Following Fund is sub-advised by Incline Analytics, LLC. The Small-Cap Equity Fund is sub-advised by Palisade Capital Management, LLC. Highland pays each sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the respective Fund.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisors as of the date of this report.

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Distribution and Shareholder Service Fees

Each fund has a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Foreside Funds Distributors LLC (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Funds. In addition, the Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares for the Alpha Trend Strategies Fund, Alternative Income Fund, Trend Following Fund, Dividend Equity Fund and Tax-Exempt Fund. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $1,557 of front end sales charges from the sale of Class A shares and $1,162 in contingent deferred sales charges from the redemption of Class B and Class C shares of the Funds.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Credit Risk

Counterparty credit risk is the potential loss a Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss a Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because a Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments,

Semi-Annual Report	107

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

a Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

Currency Risk

A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Indemnification Risk

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and paydowns, for the six months ended March 31, 2013, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Alpha Trend Strategies Fund	$—	$—	$42,275,260	$42,509,326
Alternative Income Fund	—	—	91,778,856	93,796,615
Trend Following Fund	—	—	4,201,120	5,172,319
Global Allocation Fund	—	—	72,814,192	103,454,783
Dividend Equity Fund	—	—	925,353	363,460
Premier Growth Equity Fund	—	—	16,261,699	26,034,881
Small-Cap Equity Fund	—	—	19,754,929	22,046,335
Global Select Equity Fund	—	—	3,717,901	5,046,891
International Equity Fund	—	—	3,429,383	4,350,627
Total Return Fund	32,706,146	35,323,153	16,293,597	18,269,747
Tax-Exempt Fund	—	—	2,879,440	3,814,417
Fixed Income Fund	375,977,247	430,848,660	86,514,585	39,655,660

Note 10. Significant Shareholders

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2013 were:

Fund	5% or Greater Number	Shareholders % of Fund Held
Alpha Trend Strategies Fund	3	42%
Alternative Income Fund	2	46%
Trend Following Fund	2	79%
Dividend Equity Fund	2	71%
Premier Growth Equity Fund	1	10%
International Equity Fund	1	5%
Total Return Fund	1	6%
Tax-Exempt Fund	3	41%

Investment activities of these shareholders could have a material impact on the Funds.

108	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

Note 11. Reorganization

On July 7, 2011, the Board of Trustees approved an agreement and plan of reorganization which provided for the transfer of all of the assets and liabilities of the Incline Capital Trend Following Fund (“Predecessor Fund”) into the Trend Following Fund (the “Reorganization”). The Trend Following Fund was created in anticipation of the Reorganization. Shareholders of the Predecessor Fund approved the Reorganization at a joint meeting held on September 23, 2011. The tax-free Reorganization was completed on September 26, 2011. The financial statements and historical information contained in the Financial Highlights and footnotes for the Trend Following Fund reflect the Predecessor Fund’s information.

Trend Following Fund	Net Assets	Shares Outstanding	Conversion Ratio
Class A	$8,937,978	850,495	1.0000

In June 2012, the Adviser undertook a comprehensive evaluation of the fund lineup as part of a broader evaluation of the Adviser’s business. Factors taken into consideration for each fund included, but were not limited to: performance relative to peers, benchmark and investment objective, market demand for the strategy, the Adviser’s ability to grow the portfolio in order to realize economies of scale and the Adviser’s ability to provide the strategy in a manner that is sufficiently differentiated from peers to provide a sustainable advantage.

Based on this review, the Adviser recommended the reorganization of funds that were not achieving the desired results with respect to the primary factors described above. The Adviser decided to consolidate these funds into other funds currently within the fund lineup to take advantage of lower costs (through economies of scale and lowered management fee) and more compelling strategies, portfolio managers, and performance.

On September 14, 2012, the Board of Trustees approved an agreement and plan of reorganization which provided for (i) the transfer of all of the assets and liabilities of the Pyxis U.S. Equity Fund into the Highland Global Allocation Fund, and (ii) the transfer of all of the assets and liabilities of the Pyxis Government Securities Fund and Pyxis Short-Term Government Fund into the Highland Fixed Income Fund. The tax-free reorganization was completed on September 28, 2012.

	Class A	Class B	Class C	Class R	Class Y
U.S. Equity Fund (before reorganization)*
Shares	6,132,623	1,263	81,350	39	114,864
Net Assets	$163,434,133	$32,186	$2,021,107	$1,064	$3,055,407
Net Asset Value	$26.65	$25.48	$24.84	$26.97	$26.60
Global Allocation Fund (before reorganization)
Shares	3,062,498	2,958	149,501	101	6,045
Net Assets	$31,344,823	$28,686	$1,421,629	$1,050	$68,788
Net Asset Value	$10.24	$9.70	$9.51	$10.33	$11.38
Global Allocation Fund (after reorganization)
Shares issued (U.S. Equity Fund)	15,968,115	3,319	212,545	103	268,531
Net Asset Value	$10.24	$9.70	$9.51	$10.33	$11.38
Shares Outstanding	19,030,613	6,277	362,046	204	274,576
Net Assets	$194,778,956	$60,872	$3,442,736	$2,114	$3,124,195
Conversion Ratios
U.S. Equity Fund	2.6038	2.6275	2.6127	2.6110	2.3378

*	Unrealized appreciation before the reorganization was $21,075,031.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Funds II

	Class A	Class B	Class C	Class R	Class Y
Government Securities Fund (before reorganization)*
Shares	9,222,757	4,168	47,242	—	—
Net Assets	$82,280,456	$37,307	$425,448	—	—
Net Asset Value	$8.92	$8.95	$9.01	—	—
Short-Term Government Fund (before reorganization)*
Shares	2,622,924	6,114	265,143	88	49,175
Net Assets	$30,182,854	$70,192	$3,044,669	$1,008	$564,429
Net Asset Value	$11.51	$11.48	$11.48	$11.51	$11.48
Fixed Income Fund (before reorganization)
Shares	6,870,265	939	121,089	86	77,275
Net Assets	$89,596,842	$12,229	$1,580,935	$1,123	$1,006,543
Net Asset Value	$13.04	$13.04	$13.06	$13.05	$13.03
Fixed Income Fund (after reorganization)
Shares issued (Government Securities Fund)	6,306,262	2,860	32,564	77	43,318
Shares issued (Short-Term Government Fund)	2,313,320	5,381	233,044	—	—
Net Asset Value	$13.04	$13.04	$13.06	$13.05	$13.03
Shares Outstanding	15,489,847	9,180	386,697	163	120,593
Net Assets	$202,060,152	$119,728	$5,051,052	$2,131	$1,570,972
Conversion Ratios
Government Securities Fund	0.6838	0.6862	0.6893	—	—
Short-Term Government Fund	0.8820	0.8801	0.8789	0.8817	0.8809

*	Unrealized appreciation before the reorganization was $525,402 and $449,057, respectively.

Assuming the acquisition had been completed on October 1, 2011, the Funds’ results of operations for the year ended September 30, 2012 would have been as follows:

	Global Allocation Fund	Fixed Income Fund
Net investment income (loss)	$1,759,268	$2,031,829
Net realized and unrealized gain (loss) on investments	48,171,414	5,377,448
Net increase in net assets from operations	49,930,682	7,409,277

Note 12. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11,“Dosclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires dis-

closure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following event:

As of May 24, 2013, the Funds became a party to an amended and reinstated $25,000,000 unsecured credit agreement with State Street Bank and Trust Company to be used for temporary purposes to facilitate portfolio liquidity. Each of the Funds, with the exception of the Global Select Equity Fund and International Equity Fund, has access to the facility, but aggregate borrowings may not exceed $25,000,000.

110	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2013	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2012.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period.”

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Semi-Annual Report	111

ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2013	Highland Funds II

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Alpha Trend Strategies Fund
Actual Fund Return
Class A	$1,000.00	$965.90	1.99%*	$9.75	-3.41%
Class C	1,000.00	962.60	2.64%*	12.92	-3.74%
Class R	1,000.00	963.90	2.14%*	10.48	-3.61%
Class Y	1,000.00	967.20	1.64%*	8.04	-3.28%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,015.01	1.99%	$10.00	5.00%
Class C	1,000.00	1,011.77	2.64%	13.24	5.00%
Class R	1,000.00	1,014.26	2.14%	10.75	5.00%
Class Y	1,000.00	1,016.75	1.64%	8.25	5.00%
Alternative Income Fund
Actual Fund Return
Class A	$1,000.00	$1,001.60	2.75%*	$13.72	0.16%
Class C	1,000.00	997.50	3.40%*	16.93	-0.25%
Class R	1,000.00	999.90	2.90%*	14.46	-0.01%
Class Y	1,000.00	1,002.40	2.40%*	11.98	0.24%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,011.22	2.75%	$13.79	5.00%
Class C	1,000.00	1,007.98	3.40%	17.02	5.00%
Class R	1,000.00	1,010.47	2.90%	14.54	5.00%
Class Y	1,000.00	1,012.96	2.40%	12.04	5.00%
Trend Following Fund
Actual Fund Return
Class A	$1,000.00	$937.80	2.23%	$10.77	-6.22%
Class C	1,000.00	935.50	2.88%	13.90	-6.45%
Class Y	1,000.00	970.10	1.88%	4.11	-2.99%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.81	2.23%	$11.20	5.00%
Class C	1,000.00	1,010.57	2.88%	14.44	5.00%
Class Y	1,000.00	1,006.92	1.88%	4.19	5.00%
Global Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,110.20	1.07%	$5.63	11.02%
Class B	1,000.00	1,106.10	1.82%	9.56	10.61%
Class C	1,000.00	1,105.80	1.82%	9.56	10.58%
Class R	1,000.00	1,109.70	1.32%	6.94	10.97%
Class Y	1,000.00	1,111.60	0.82%	4.32	11.16%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.60	1.07%	$5.39	5.00%
Class B	1,000.00	1,015.86	1.82%	9.15	5.00%
Class C	1,000.00	1,015.86	1.82%	9.15	5.00%
Class R	1,000.00	1,018.35	1.32%	6.64	5.00%
Class Y	1,000.00	1,020.84	0.82%	4.13	5.00%

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Dividend Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,127.80	1.29%	$6.84	12.78%
Class C	1,000.00	1,123.70	1.94%	10.27	12.37%
Class Y	1,000.00	1,128.90	0.94%	4.99	12.89%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.50	1.29%	$6.49	5.00%
Class C	1,000.00	1,015.26	1.94%	9.75	5.00%
Class Y	1,000.00	1,020.24	0.94%	4.73	5.00%
Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,076.20	1.22%	$6.32	7.62%
Class B	1,000.00	1,072.60	1.97%	10.18	7.26%
Class C	1,000.00	1,072.00	1.97%	10.18	7.20%
Class R	1,000.00	1,074.90	1.47%	7.60	7.49%
Class Y	1,000.00	1,077.90	0.97%	5.03	7.79%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.85	1.22%	$6.14	5.00%
Class B	1,000.00	1,015.11	1.97%	9.90	5.00%
Class C	1,000.00	1,015.11	1.97%	9.90	5.00%
Class R	1,000.00	1,017.60	1.47%	7.39	5.00%
Class Y	1,000.00	1,020.09	0.97%	4.89	5.00%
Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,142.80	2.38%	$12.71	14.28%
Class B	1,000.00	1,138.30	3.13%	16.69	13.83%
Class C	1,000.00	1,139.20	3.13%	16.69	13.92%
Class R	1,000.00	1,142.30	2.63%	14.05	14.23%
Class Y	1,000.00	1,143.90	2.13%	11.38	14.39%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.06	2.38%	$11.94	5.00%
Class B	1,000.00	1,009.32	3.13%	15.68	5.00%
Class C	1,000.00	1,009.32	3.13%	15.68	5.00%
Class R	1,000.00	1,011.82	2.63%	13.19	5.00%
Class Y	1,000.00	1,014.31	2.13%	10.70	5.00%
Global Select Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,127.30	1.82%	$9.65	12.73%
Class B	1,000.00	1,122.70	2.57%	13.60	12.27%
Class C	1,000.00	1,123.00	2.57%	13.60	12.30%
Class R	1,000.00	1,126.70	2.07%	10.98	12.67%
Class Y	1,000.00	1,129.30	1.57%	8.33	12.93%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,015.86	1.82%	$9.15	5.00%
Class B	1,000.00	1,012.12	2.57%	12.89	5.00%
Class C	1,000.00	1,012.12	2.57%	12.89	5.00%
Class R	1,000.00	1,014.61	2.07%	10.40	5.00%
Class Y	1,000.00	1,017.10	1.57%	7.90	5.00%

112	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2013	Highland Funds II

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,084.20	2.75%	$14.29	8.42%
Class B	1,000.00	1,080.30	3.50%	18.15	8.03%
Class C	1,000.00	1,079.70	3.50%	18.15	7.97%
Class R	1,000.00	1,083.70	3.00%	15.58	8.37%
Class Y	1,000.00	1,085.50	2.50%	13.00	8.55%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,011.22	2.75%	$13.79	5.00%
Class B	1,000.00	1,007.48	3.50%	17.52	5.00%
Class C	1,000.00	1,007.48	3.50%	17.52	5.00%
Class R	1,000.00	1,009.97	3.00%	15.03	5.00%
Class Y	1,000.00	1,012.47	2.50%	12.54	5.00%
Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,057.70	1.53%	$7.85	5.77%
Class B	1,000.00	1,053.70	2.28%	11.67	5.37%
Class C	1,000.00	1,053.30	2.28%	11.67	5.33%
Class R	1,000.00	1,057.40	1.78%	9.13	5.74%
Class Y	1,000.00	1,058.40	1.28%	6.57	5.84%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,017.30	1.53%	$7.70	5.00%
Class B	1,000.00	1,013.56	2.28%	11.45	5.00%
Class C	1,000.00	1,013.56	2.28%	11.45	5.00%
Class R	1,000.00	1,016.06	1.78%	8.95	5.00%
Class Y	1,000.00	1,018.55	1.28%	6.44	5.00%
Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$1,004.20	1.38%	$6.90	0.42%
Class C	1,000.00	1,000.50	2.03%	10.12	0.05%
Class Y	1,000.00	1,006.10	1.03%	5.15	0.61%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.05	1.38%	$6.94	5.00%
Class C	1,000.00	1,014.81	2.03%	10.20	5.00%
Class Y	1,000.00	1,019.80	1.03%	5.19	5.00%
Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$997.40	1.25%	$6.22	-0.26%
Class B	1,000.00	994.50	2.00%	9.95	-0.55%
Class C	1,000.00	994.50	2.00%	9.95	-0.55%
Class R	1,000.00	997.00	1.50%	7.47	-0.30%
Class Y	1,000.00	999.40	1.00%	4.98	-0.06%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.70	1.25%	$6.29	5.00%
Class B	1,000.00	1,014.96	2.00%	10.05	5.00%
Class C	1,000.00	1,014.96	2.00%	10.05	5.00%
Class R	1,000.00	1,017.45	1.50%	7.54	5.00%
Class Y	1,000.00	1,019.95	1.00%	5.04	5.00%
*	Expenses exclude dividends and fees on securities sold short. Net expense ratio including dividends and fees on securities sold short is 2.08% for Class A, 2.73% for Class C, 2.23% for Class R and 1.73% for Class Y for the Alpha Trend Strategies Fund. Net expense ratio is 3.79% for Class A, 4.44% for Class C, 3.94% for Class R and 3.44% for Class Y for the Alternative Income Fund.
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365), except for Class Y of the Trend Following Fund, which has 81 days in the most recent fiscal period due to its inception date of January 9, 2013.

Semi-Annual Report	113

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 1230

Dallas, Texas 75201

GE Asset Management Incorporated

3001 Summer Street

P.O. Box 7900

Stamford, CT 06904

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Incline Analytics, LLC

4790 Caughlin Parkway, Suite 214

Reno, NV 89519

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Trend Following Fund, Highland Global Allocation Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Select Equity Fund, Highland International Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund, and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

114	Semi-Annual Report

200 Crescent Court, Suite 700

Dallas, TX 75201

Highland Funds II	Semi-Annual Report, March 31, 2013

www.highlandfunds.com	HLC-HFII-SEMI-03/13

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2013

Highland Energy MLP Fund

(Formerly Pyxis Energy and Materials Fund)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Energy MLP Fund

Objective

Highland Energy MLP Fund (the “Fund”) seeks to provide current income and capital appreciation.

Net Assets as of March 31, 2013

$3.1 million

Portfolio Data as of March 31, 2013

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2013 (%)*
Energy	101.5
Other Investments and Assets & Liabilities	(1.5)

Top 10 Holdings as of 03/31/2013 (%)*
Enterprise Products Partners LP	7.2
Plains All American Pipeline LP	7.1
Kinder Morgan, Inc.	6.1
MarkWest Energy Partners LP	6.0
Magellan Midstream Partners LP	5.2
Williams Cos., Inc. (The)	5.2
Targa Resources Partners LP	5.1
Energy Transfer Equity LP	5.0
Energy Transfer Partners LP	4.2
Kinder Morgan Management LLC	4.2

*	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FINANCIAL STATEMENTS

March 31, 2013	Highland Energy MLP Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	Highland Energy MLP Fund

Shares		Value ($)

Common Stocks - 17.6%

ENERGY - 17.6%
1,495	Kinder Morgan Management LLC (a)	131,336
4,949	Kinder Morgan, Inc.	191,427
987	Targa Resources Corp. (b)	67,076
4,384	Williams Cos., Inc. (The)	164,225

		554,064

	Total Common Stocks (Cost $520,759)	554,064

Master Limited Partnerships - 83.9%

ENERGY - 83.9%
1,458	Atlas Energy LP	64,210
1,834	Atlas Pipeline Partners LP	63,420
2,242	Boardwalk Pipeline Partners LP	65,713
2,084	Buckeye Partners LP	127,458
6,991	Crosstex Energy LP	128,634
1,458	El Paso Pipeline Partners LP	63,948
4,268	Enbridge Energy Partners LP	128,638
2,672	Energy Transfer Equity LP	156,259
2,610	Energy Transfer Partners LP	132,301
3,737	Enterprise Products Partners LP	225,304
1,603	EQT Midstream Partners LP	62,196
1,301	Genesis Energy LP	62,734
2,832	Holly Energy Partners LP	113,563
4,554	Inergy LP	93,038
3,080	Magellan Midstream Partners LP	164,564
3,124	MarkWest Energy Partners LP	189,783
1,152	ONEOK Partners LP	66,125
3,945	Plains All American Pipeline LP	222,814
2,564	Regency Energy Partners LP	64,305
3,509	Targa Resources Partners LP	161,484
2,190	Tesoro Logistics LP	118,194
537	Western Gas Partners LP	31,903
2,510	Williams Partners LP	130,018

		2,636,606

	Total Master Limited Partnerships (Cost $2,545,942)	2,636,606

Shares		Value ($)

Investment Companies - 2.2%
67,856	State Street Navigator Prime Securities Lending Portfolio (c)	67,856

	Total Investment Companies (Cost $67,856)	67,856

Total Investments - 103.7%		3,258,526

(Cost $3,134,557)
Other Assets & Liabilities, Net - (3.7)%		(116,119)

Net Assets - 100.0%		3,142,407

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $67,076. The loaned securities were secured with cash collateral of $67,856. Collateral is calculated based on prior day’s prices. See Note 4.
(c)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.	3

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

As of March 31, 2013	Highland Energy MLP Fund

($)
Assets
Investments, at value*(a)	3,258,526
Receivable for:
Investment advisory and administration fees (Note 6)	1,008
Prepaid expenses and other assets	103,725

Total assets	3,363,259

Liabilities
Due to Custodian	346
Payable for:
Upon receipt of securities loaned (Note 4)	67,856
Trustee fees	239
Transfer agent fees	2,440
Custody fees	1,042
Net deferred tax liability (Note 3)	93,079
Accrued expenses and other liabilities	55,850

Total liabilities	220,852

Net Assets	3,142,407

Net Assets Consist of:
Par value (Note 1)	302
Paid-in capital	2,977,189
Accumulated net investment loss, net of income taxes	(17,209)
Accumulated net realized gain from investments, net of income taxes	103,033
Net unrealized appreciation (depreciation) on investments, net of income taxes	79,092

Net Assets	3,142,407

* Investments, at cost	3,134,557
(a) Includes market value of securities on loan of:	67,076

4	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited) (continued)

As of March 31, 2013	Highland Energy MLP Fund

($)
Class A:
Net assets	10,423
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,005

Net asset value per share(a)(b)	10.38

Maximum offering price per share(c)	11.01

Class C:
Net assets	10,365
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,001

Net asset value and offering price per share(a)	10.36

Class R:
Net assets	10,408
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,003

Net asset value, offering and redemption price per share	10.37

Class Y:
Net assets	3,111,211
Shares outstanding ($0.001 par value; unlimited shares authorized)	299,219

Net asset value, offering and redemption price per share	10.40

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	5

STATEMENT OF OPERATIONS (unaudited)

For the six months ended March 31, 2013	Highland Energy MLP Fund

($)
Investment Income
Income:
Dividends and distributions	46,957
Interest	37
Return of capital (Note 2)	(41,612)
Less: Foreign taxes withheld	(227)
Securities lending income	4

Total Income	5,159

Expenses:
Investment advisory and administration fees (Note 6)	14,493
Distribution and shareholder service fees: (Note 6)
Class A	19
Class C	52
Class R	26
Transfer agent fees	8,384
Trustees fees (Note 6)	117
Custody fees	1,228
Accounting services fees	8,058
Audit fees	891
Legal fees	6,627
Registration fees	5,520
Reports to shareholders	1,097
Offering costs (Note 2)	69,736
Other	1,902

Total expenses before waiver and reimbursement (Note 6)	118,150
Less: Expenses waived or borne by the adviser and administrator	(95,613)
Less: Expenses waived by the sub-administrator, custodian and transfer agent	(2,416)

Net operating expenses	20,121
Dividends and fees on securities sold short (Note 2)	4

Net expenses	20,125

Net investment loss, before income taxes	(14,966)

Deferred tax benefit (Note 3)	5,420

Net investment loss, net of income tax benefit	(9,546)

Net Realized and Unrealized Gain (Loss) on Investments Realized gain (loss) on:
Investments	157,712
Deferred tax expense (Note 3)	(53,622)
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	123,969
Current tax expense (Note 3)	(44,877)

Net realized and unrealized gain on investments	183,182

Total increase in net assets resulting from operations	173,636

6	See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2013 (unaudited) ($)	Period Ended September 30, 2012(a) ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss), net of income taxes	(9,546)	11,279
Net realized gain on investments, net of income taxes	104,090	328,372
Net increase in unrealized appreciation (depreciation) on investments, net of income taxes	79,092	—

Net increase from operations	173,636	339,651

Distributions to shareholders from:
Net investment income
Class A	(50)	(47)
Class C	(15)	(9)
Class R	(42)	(38)
Class Y	(20,706)	(21,254)

Net realized gains
Class A	(1,095)	—
Class C	(1,091)	—
Class R	(1,094)	—
Class Y	(326,149)	—

Total distributions	(350,242)	(21,348)

Increase (decrease) in net assets from operations and distributions	(176,606)	318,303

Share transactions:
Proceeds from sale of shares
Class A	—	10,000
Class C	—	10,000
Class R	—	10,000
Class Y	3,000,000	3,856,700
Value of distributions reinvested
Class A	—	47
Class C	—	9
Class R	—	38
Class Y	—	21,254
Cost of shares redeemed
Class Y	(3,907,338)	—

Net increase (decrease) from shares transactions	(907,338)	3,908,048

Total increase (decrease) in net assets	(1,083,944)	4,226,351

Net Assets
Beginning of period	4,226,351	—

End of period	3,142,407	4,226,351

Accumulated net investment income (loss), net of income taxes	(17,209)	13,150

(a)	Commenced operations on December 1, 2011.

See accompanying Notes to Financial Statements.	7

STATEMENT OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY — SHARES

Highland Energy MLP Fund

	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012(a)

Class A:
Shares sold	—	1,000
Issued for distribution reinvested	—	5

Net increase in fund shares	—	1,005

Class C:
Shares sold	—	1,000
Issued for distribution reinvested	—	1

Net increase in fund shares	—	1,001

Class R:
Shares sold	—	1,000
Issued for distribution reinvested	—	3

Net increase in fund shares	—	1,003

Class Y:
Shares sold	273,723	379,524
Issued for distribution reinvested	—	2,082
Shares redeemed	(356,110)	—

Net increase (decrease) in fund shares	(82,387)	381,606

(a)	Commenced operations on December 1, 2011.

8	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)

For the six months ended March 31, 2013	Highland Energy MLP Fund

($)
Cash Flows Provided by Operating Activities
Net increase from operations	173,636

Adjustments to Reconcile Net Investment Loss to Net Cash used in Operating Activities
Net realized gain on investments	(157,712)
Net change in unrealized appreciation on investments	(123,969)
Purchases of investment securities	(13,167,639)
Proceeds from disposition of investment securities	10,482,035
Decrease in due from broker	208,369
Decrease in receivable for investments sold	3,971,855
Decrease in receivable for investment advisory and administration fees	24,153
Decrease in receivable for dividends and interest	4,709
Decrease in offering costs	15,473
Increase in prepaid expenses and other assets	(103,723)
Increase in due from Custodian	346
Decrease in payable for investments purchased	(215,638)
Increase in payable for trustee fees	78
Decrease in payable for distribution and shareholder service fees	(7)
Decrease in custody fees	(376)
Decrease in transfer agent fees	(199)
Increase in net deferred tax liability	93,079
Increase in accrued expenses and other liabilities	53,110

Net cash flow provided by operating activities	1,257,580

Cash Flows Used in Financing Activities
Proceeds from shares sold	3,000,000
Payment of shares redeemed	(3,907,338)
Distributions paid in cash	(350,242)

Net cash flow used in financing activities	(1,257,580)
Net decrease in cash	—

Cash/Due to Custodian
Beginning of the year	—

End of the year	—

During the period ended March 31, 2013, federal and state taxes paid were $0.

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2013 (unaudited)		For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.98		$10.00
Income from Investment Operations:
Net investment income (loss)(b)	(0.08)		0.01
Net realized and unrealized gain	0.62		1.02

Total from investment operations	0.54		1.03
Less Distributions Declared to Shareholders:
From net investment income	(0.05)		(0.05)
From net realized gains	(1.09)		—

Total distributions declared to shareholders	(1.14)		(0.05)
Net Asset Value, End of Period	$10.38		$10.98
Total return(c)	5.55	%(d)	10.31	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$11		$11
Total operating expenses	24.67%		6.88%
Waiver/reimbursement	(22.30)%		(4.63)%
Net operating expenses(f)	2.37%		2.25%
Dividends for short positions	—	%(g)	0.02%
Net expenses(f)	2.37%		2.27%
Income tax expense	7.70%		—
Total expenses	10.07%		—
Net investment income (loss)	(1.58)%		0.07%
Portfolio turnover rate(d)	228%		254%

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Less than 0.005%

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2013 (unaudited)		For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.96		$10.00
Income from Investment Operations:
Net investment loss(b)	(0.12)		(0.05)
Net realized and unrealized gain	0.63		1.02

Total from investment operations	0.51		0.97
Less Distributions Declared to Shareholders:
From net investment income	(0.02)		(0.01)
From net realized gains	(1.09)		—

Total distributions declared to shareholders	(1.11)		(0.01)
Net Asset Value, End of Period	$10.36		$10.96
Total return(c)	5.21	%(d)	9.69	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$10		$11
Total operating expenses	25.31%		7.53%
Waiver/reimbursement	(22.29)%		(4.63)%
Net operating expenses(f)	3.02%		2.90%
Dividends for short positions	—	%(g)	0.02%
Net expenses(f)	3.02%		2.92%
Income tax expense	7.70%		—
Total expenses	10.72%		—
Net investment loss	(2.23)%		(0.58)%
Portfolio turnover rate(d)	228%		254%

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Less than 0.005%

See accompanying Notes to Financial Statements.	11

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class R

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2013 (unaudited)		For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.98		$10.00
Income from Investment Operations:
Net investment loss(b)	(0.09)		(0.01)
Net realized and unrealized gain	0.61		1.03

Total from investment operations	0.52		1.02
Less Distributions Declared to Shareholders:
From net investment income	(0.04)		(0.04)
From net realized gains	(1.09)		—

Total distributions declared to shareholders	(1.13)		(0.04)
Net Asset Value, End of Period	$10.37		$10.98
Total return(c)	5.47	%(d)	10.11	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$10		$11
Total operating expenses	24.82%		7.03%
Waiver/reimbursement	(22.30)%		(4.63)%
Net operating expenses(f)	2.52%		2.40%
Dividends for short positions	—	%(g)	0.02%
Net expenses(f)	2.52%		2.42%
Income tax expense	7.70%		—
Total expenses	10.22%		—
Net investment loss	(1.73)%		(0.08)%
Portfolio turnover rate(d)	228%		254%

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Less than 0.005%

12	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2013 (unaudited)		For the Period Ended September 30, 2012(a)

Net Asset Value, Beginning of Period	$10.99		$10.00
Income from Investment Operations:
Net investment income (loss)(b)	(0.04)		0.04
Net realized and unrealized gain	0.61		1.02

Total from investment operations	0.57		1.06
Less Distributions Declared to Shareholders:
From net investment income	(0.07)		(0.07)
From net realized gains	(1.09)		—

Total distributions declared to shareholders	(1.16)		(0.07)
Net Asset Value, End of Period	$10.40		$10.99
Total return(c)	5.84	%(d)	10.63	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$3,111		$4,193
Total operating expenses	9.94%		6.53%
Waiver/reimbursement	(7.92)%		(4.63)%
Net operating expenses(f)	2.02%		1.90%
Dividends for short position	—	%(g)	0.02%
Net expenses(f)	2.02%		1.92%
Income tax expense	7.70%		—
Total expenses	9.72%		—
Net investment income (loss)	(0.77)%		0.42%
Portfolio turnover rate(d)	228%		254%

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Less than 0.005%

See accompanying Notes to Financial Statements.	13

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2013	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (formerly known as Pyxis Funds II) (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises eighteen portfolios although only thirteen are currently being offered including the Highland Energy MLP Fund (formerly Pyxis Energy and Materials Fund) (“the Fund”). The following portfolios are reported separately: Highland Alpha Trend Strategies Fund (formerly Pyxis Alpha Trend Strategies Fund), Highland Alternative Income Fund (formerly Pyxis Alternative Income Fund), Highland Trend Following Fund (formerly Pyxis Trend Following Fund), Highland Global Allocation Fund (formerly Pyxis Core America Equity Fund), Highland Dividend Equity Fund (formerly Pyxis Dividend Equity Fund), Highland Premier Growth Equity Fund (formerly Pyxis Premier Growth Equity Fund), Highland Small-Cap Equity Fund (formerly Pyxis Small-Cap Equity Fund), Highland Global Select Equity Fund (formerly Pyxis Global Equity Fund), Highland International Equity Fund (formerly Pyxis International Equity Fund), Highland Total Return Fund (formerly Pyxis Total Return Fund), Highland Tax-Exempt Fund (formerly Pyxis Tax-Exempt Fund), and Highland Fixed Income Fund (formerly Pyxis Fixed Income Fund). The Pyxis Money Market Fund II liquidated on December 24, 2012.

Effective February 1, 2013, the Fund revised its investment strategy to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class R and Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Offering Costs

Costs of $94,126 incurred in connection with the offering of the Fund were capitalized and amortized on a straight-line basis over twelve months beginning on the commencement date of the Fund, December 1, 2011.

Use of Estimates

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 —	Quoted prices for identical investments in active markets.

Level 2 —	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 —	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (formerly Pyxis Capital, L.P.) (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (“NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Fund uses non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Fund’s financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

following tables present the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks*	$554,064	$554,064	$—	$—
Master Limited Partnerships*	2,636,606	2,636,606	—	—
Investment Companies	67,856	67,856	—	—

Total	$3,258,526	$3,258,526	$—	$—

*	See Investment Portfolio detail for industry breakout.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no transfers into or out of levels 1, 2, or 3 during the six months ended March 31, 2013.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

Expenses

Expenses are allocated pro rata among the Fund’s share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Certain class specific expenses (such as distribution fees and shareholder service fees) are allocated to the class that incurs such expense.

Short-Term Trading (Redemption) Fees

Shares held less than two months are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the Fund, are accounted for as an addition to paid-in capital. No redemption fees were recorded during the six months ended, March 31, 2013.

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes and thus will pay entity-level taxes as described below. The Internal Revenue Code of 1986, as amended (the “Code”), generally provides that an investment company registered under the 1940 Act that elects to be treated and qualifies each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Code, including by complying with applicable qualifying income, diversification and distribution requirements, does not pay any entity-level U.S. federal income tax on any income or gains that the investment company distributes to its shareholders. The Fund has previously elected to be treated as a RIC under the Code and, prior to the current taxable year ending September 30, 2013, has annually so qualified for the special treatment accorded RICs and their shareholders under the Code.

Upon implementation of the Fund’s revised strategy to concentrate in MLP investments, retroactive to the beginning of the Fund’s current taxable year, which began on October 1, 2012 and ends on September 30, 2013, and continuing for future taxable years, the Fund will no longer be eligible for treatment as a regulated investment company under the Code. Accordingly, the Fund will be treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund will be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Fund’s major tax jurisdictions are Louisiana and Oklahoma.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

In calculating the Fund’s daily net asset value the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent the Fund has a net deferred tax asset balance, the Fund will record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund then will assess whether such valuation allowance is needed, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily net asset value; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily net asset value, the application of such final valuation allowance could have a material impact on the Fund’s net asset value. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s net asset value per share, which could be material.

For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax liability. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax liability.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The current tax year remains open and subject to examination by tax jurisdictions.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended March 31, 2013 the Fund estimated that approximately 90% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $41,612 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions of all or a portion of its net income (after taxes) to its shareholders.

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

Due to the tax treatment of the Fund’s allocations and distributions from MLPs, HCM expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio, the level of allocations of net income and other tax items for the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in its Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s net asset value. Correspondingly, such amounts, once distributed, will be deducted from the Fund’s net asset value. In addition, in the discretion of the Fund, the Fund may determine not to make distributions in quarters in which the Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Fund believes that a distribution may not constitute a tax-free return of capital as described above.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at amortized cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Master Limited Partnerships

Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Note 3. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid In Capital
2012	$23,219	$—	$(23,219)

The Fund’s income tax provision consists of the following:

	Current	Deferred	Total
Federal Tax (Expense)/Benefit	$(48,384)	$(42,149)	$(90,533)
State Tax (Expense)/Benefit	—	(2,285)	(2,285)
International Tax (Expense)/Benefit	(227)	—	(227)

Total Tax (Expense)/Benefit	$(48,611)	$(44,434)	$(93,045)

Deferred income taxes reflect (i) taxes on unrealized gains/(losses), which are attributable to the difference between fair market value and tax basis and (ii) the net tax effects of temporary differences between the carrying amounts of assets and liability for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of net operating losses.

At March 31, 2013, components of the Fund’s net deferred tax liability are as follows:

Total
Deferred Tax Assets:
Net Operating Loss Carryforwards	$—
Deferred Tax Liabilities:
Unrealized Gains on Investment Securities	$44,435
Basis Reduction resulting from Book v. Taxable Income Received from MLPs)	—

Total Net Deferred Tax Liability	$44,435

Total income taxes have been computed by applying the federal statutory income tax rate of 34% plus a blended state income tax rate of 2.2%. The Fund applied this effective rate to net investment income, realized and unrealized gains on investments before taxes in computing its total income taxes.

Although the Fund currently has a net deferred tax liability, it periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence. As referenced in Note 2, when assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized, as the expiration date for the federal net operating loss carryforward is 20 years.

At September 30, 2012, the most recent tax year end, components of distributable earnings on a tax basis were as follows:

Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)*
$349,163	$—	$—	$—	$—

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, and other adjustments.

To the extent the Fund has a net capital loss in any tax year, the net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. To the extent the Fund has a net operating loss in any tax year, the net operating loss generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders. As of September 30, 2012, the most recent tax year end, the Fund did not have any capital loss carryovers.

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

The tax composition of distributions paid during the year ended September 30, 2012 was as follows:

Year	Ordinary Income*	Long-Term Capital Gains
2012	21,348	N/A

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at March 31, 2013, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$133,068	$(9,099)	$123,969	$79,534	$3,066,701

Note 4. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of March 31, 2013 cash collateral received for the Fund was invested in the State Street Navigator Prime Securities Lending Portfolio. Additionally, non-cash collateral received by the Fund may not be sold or re-pledged. As of March 31, 2013, the Fund did not receive non-cash collateral.

Security Lending Market Value	Cash Collateral
$67,076	$67,856

Note 5. Credit Agreement

The Fund entered into a $25,000,000 unsecured credit agreement with The Bank of New York Mellon (the “Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Fund did not utilize the line of credit before its expiration on February 25, 2013. The Fund had access to the facility, but aggregate borrowings could not exceed $25,000,000. Interest was charged to the Fund based on their borrowings at a rate equal to the greater of the (a) Federal Funds Effective Rate; (b) Overnight London Interbank Offered Rate (“LIBOR”); (c) or one-month LIBOR, plus 1.25%. In addition, the Fund agreed to pay commitment fee expenses of 0.12% on the undrawn amounts, which are included in “Other” on the Statement of Operations.

Note 6. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory and Administration Fees

Highland serves as the investment adviser to the Fund. For its investment advisory and administrative services, the Fund pays Highland a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with Highland for the six months ended March 31, 2013 was 1.00%.

Highland has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, such as deferred tax expenses, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2014, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

To the extent Highland waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within 36 months after the date which such amounts were waived or reimbursed, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2013, the amount subject to possible future recoupment under the Fund’s expense limitation agreement is $95,613 expiring in 2016.

Highland provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the six months ended March 31, 2013, Highland waived $2,297 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by Highland without notice.

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

Sub-Advisory Fees

Highland Capital Management, L.P. (“HCM”) is the investment sub-adviser to the Fund. Highland pays the sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the Fund.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisors as of the date of this report.

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Foreside Funds Distributors LLC (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund. In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Indemnification Risk

The Fund has a variety of indemnification obligations under contracts with their service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments for the six months ended March 31, 2013, were as follows:

Other Securities
Purchases	Sales
$5,996,460	$3,045,859

Note 9. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2013 were:

Number	% of Fund Held
1	99%

Investment activities of these shareholders could have a material impact on the Fund.

Note 10. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Dosclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

22	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2013	Highland Energy MLP Fund

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events for the Fund through the date the financial statements were issued, and has determined that there was the following event:

As of May 24, 2013, the Fund became a party to an amended and reinstated $25,000,000 unsecured credit agreement with State Street Bank and Trust Company to be used for temporary purposes to facilitate portfolio liquidity. The Fund has access to the facility, but aggregate borrowings may not exceed $25,000,000.

Semi-Annual Report	23

ADDITIONAL INFORMATION (unaudited)

March 31, 2013	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the

Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2013.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

	Beginning Account Value 10/01/12	Ending Account Value 03/31/13	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Energy MLP Fund
Actual Fund Return
Class A	$1,000.00	$1,055.50	2.37%	$12.15	5.55%
Class C	1,000.00	1,052.10	3.02%	15.45	5.21%
Class R	1,000.00	1,054.70	2.52%	12.91	5.47%
Class Y	1,000.00	1,058.40	2.02%	10.37	5.84%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,013.11	2.37%	$11.90	5.00%
Class C	1,000.00	1,009.87	3.02%	15.13	5.00%
Class R	1,000.00	1,012.37	2.52%	12.64	5.00%
Class Y	1,000.00	1,014.86	2.02%	10.15	5.00%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

24	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Adviser

Highland Capital Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Energy MLP Fund. The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	25

200 Crescent Court, Suite 700

Dallas, TX 75201

Highland Energy MLP Fund	Semi-Annual Report, March 31, 2013

www.highlandfunds.com	HLC-MLP-SEMI-03/13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(c) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer (principal executive officer)

Date:	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer (principal executive officer)

Date:	June 7, 2013

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer (principal financial officer)

Date:	June 7, 2013